UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSRS
CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-6200
Schwab Investments
(Exact name of registrant as specified in charter)
   211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)
Randall W. Merk
Schwab Investments
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: August 31
Date of reporting period: February 28, 2010

Item 1: Report(s) to Shareholders.

Semiannual report dated February 28, 2010 enclosed.

Schwab Bond Funds

Schwab Short-Term
Bond Market Fundtm

Schwab® Premier Income Fund

Schwab Total
Bond Market Fundtm

Schwab GNMA Fundtm

Schwab Inflation
Protected Fundtm

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Schwab Bond Funds

Semiannual Report
February 28, 2010

Schwab Short-Term
Bond Market Fundtm

Schwab® Premier Income Fund

Schwab Total
Bond Market Fundtm

Schwab GNMA Fundtm

Schwab Inflation
Protected Fundtm

This page is intentionally left blank.

Five smart, cost-effective ways for investors to use
bonds in an asset allocation strategy.

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Total Return for the Report Period

Schwab Short-Term Bond Market Fundtm (Ticker Symbol: SWBDX)	2.22%

Barclays Capital U.S. Government/Credit: 1-5 Years Index	2.42%
Fund Category: Morningstar Short-Term Bond	3.26%

Performance Details	pages 6-7

Schwab® Premier Income Fund (Ticker Symbol: SWIIX)	6.24%

Barclays Capital U.S. Aggregate Intermediate Bond Index	3.31%
Fund Category: Morningstar Intermediate-Term Bond	5.10%

Performance Details	pages 8-9

Schwab Total Bond Market Fundtm (Ticker Symbol: SWLBX)	2.92%

Barclays Capital U.S. Aggregate Bond Index	3.19%
Fund Category: Morningstar Intermediate-Term Bond	5.10%

Performance Details	pages 10-11

Schwab GNMA Fundtm (Ticker Symbol: SWGSX)	2.57%

Barclays Capital GNMA Index	2.86%
Fund Category: Morningstar Intermediate Government	2.78%

Performance Details	pages 12-13

Schwab Inflation Protected Fundtm (Ticker Symbol: SWRSX)	4.20%

Barclays Capital U.S. TIPS Index	4.36%
Fund Category: Morningstar Inflation Protected Bond	4.44%

Performance Details	pages 14-15

Minimum Initial Investment[1]	$ 100

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Expenses may be partially absorbed by fund management. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Source for category information: Morningstar, Inc.

[1]	Please see prospectus for further detail and eligibility requirements.

2 Schwab Taxable Bond Funds

From the President

Randall W. Merk is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.

Dear Shareholder,

During the last six months, investors had to face the ongoing uncertainties that seem to be intrinsic to a recovering economy. While we have seen improvements in some areas of the stock and bond markets, the employment picture remains disappointingly weak, and the housing market is still struggling to make a comeback. At the same time, the Federal Reserve (the Fed) has started to initiate some changes in its lending and monetary policies that are more reflective of an economic recovery than of an economic crisis.

Of particular note was the Fed’s decision in February to raise the discount lending rate—the rate banks pay for emergency loans—from 0.50% to 0.75%. This move was seen by many as a gentle reminder that higher interest rates could be coming our way, even though the Fed left its federal funds target interest rate in the historically low range of 0.00% to 0.25%. In a statement that explained the changes that the Fed was making, it emphasized that it did not expect these actions “to lead to tighter financial conditions for households and businesses...”

This Fed action is noteworthy because in 2009 we saw a record number of investors move assets into bond funds as a way to potentially earn a higher return than might be earned from a money market investment or a certificate of deposit (CD). While investors can potentially earn a higher rate of return from bonds, there are also inherent risks to consider when investing in bonds or bond funds. As a general rule, when interest rates rise, bond prices fall. This means that the value of an investor’s shares in a bond fund could decline in response to a rise in interest rates.

While bonds and bond funds can be an important component in an investor’s portfolio, we would like to encourage investors to periodically review their allocations and to make sure that their investment decisions are consistent with their tolerance for risk and are meeting their investment goals.

For details about the performance of the different bond funds in this report, please see the managers’ discussion and analysis in the following pages. If you have any questions about the Schwab Taxable Bond Funds or other Schwab Funds, including Schwab Tax-Free Bond Funds, we are always available at 1-800-435-4000, or additional resources may be found on schwab.com.

Thank you for investing with us.

Sincerely,

Schwab Taxable Bond Funds 3

The Investment Environment

In the taxable fixed income markets, investors continued to have an appetite for risk during the period with high-yield, lower-quality bonds outperforming through January 2010. This changed slightly in February 2010 when high-yield, lower-quality bonds still had positive returns for the month, but underperformed other categories for the first time in over a year. On the higher-quality side, the reverse was true; higher-quality bonds—particularly investment-grade bonds—underperformed through January 2010, but started to emerge in February 2010 as top performers along with bonds in the intermediate-term (7-10 years maturity) space. In addition, U.S. Treasuries emerged with positive returns in January and February 2010, reporting 1.58% and 0.40% respectively, after logging a negative return of 1.30% for the fourth quarter of 2009.

On the tax-free side, municipal bonds had solid performance for the period, in part, because investors were searching for investments that could potentially produce higher yields than what they could get in money markets products and other cash instruments such as certificates of deposits (CDs). In addition, Build America Bonds (BABs), which are taxable muni bonds with long maturities, continued to be an attractive option for bond issuers to access the market due to the substantial interest-rate subsidy provided by the federal government. BABs are new types of municipal bonds created by the U.S. federal government in 2009 as a way to help stimulate the U.S. economy. Consequently, fewer tax-exempt bonds came to market during the period. As might be expected, the increased demand coupled with reduced supply led to outperformance in the municipal sector. Having said that, municipal bonds issued by the state of California and its municipalities underperformed relative to other municipal bonds, but still performed well in the current climate.

Major economic indicators, such as Gross Domestic Product (GDP), unemployment, and housing prices continued to present challenges to the recovery, though we have seen some signs of improvement. GDP—the output of goods and services produced by labor and property located in the United States—increased at an annual rate of 2.2% in the third quarter of 2009 and 5.9% for the fourth quarter of 2009. Housing prices declined on an annualized basis and contracted by 8.7% in the third quarter of 2009 and by 2.5% in the fourth quarter of 2009, according to the S&P/Case-Shiller U.S. National Home Price Index. Unemployment held fairly steady throughout the six-month period with a low of 9.7% in January and February of 2010 and a high of 10.1% that was reported in October 2009.

 Yields of U.S. Treasury Securities: Effective Yields of Three-Month, Two-Year and Ten-Year Treasuries

Yields, or interest rates, represent the cost of borrowing money. Rapid economic growth, waning investor interest in bonds, an increase in the issuance of bonds, or the expectation of higher inflation can drive rates up, while the opposite conditions can push rates down.

Data source: Bloomberg L.P.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

4 Schwab Taxable Bond Funds

Fund Management

Jeffrey Mortimer, CFA, senior vice president and chief investment officer of the investment adviser, is responsible for the overall management of the funds. Prior to joining the firm in October 1997, he worked for more than eight years in asset management.

Matthew Hastings, CFA, a managing director and portfolio manager of the investment adviser, has day-to-day co-responsibility for the management of the funds. He joined the firm in 1999 and has worked in fixed-income asset management since 1996.

Steven Hung, a managing director and portfolio manager of the investment adviser, has day-to-day co-responsibility for the management of the funds. He joined the firm in 1998 and has worked in fixed-income asset management since 1999.

Alfonso Portillo, Jr., a managing director and portfolio manager of the investment adviser, has day-to-day co-responsibility for the management of the funds. He joined the firm in 2007 and has worked in fixed-income and asset management since 1996.

Steven Chan, a portfolio manager of the investment adviser, has day-to-day co-responsibility for the management of the funds. He joined the firm in 1996 and has been performing portfolio analytics and operational support since 2004 prior to moving to his current role in 2007.

Schwab Taxable Bond Funds 5

Schwab Short-Term Bond Market Fund™

The Schwab Short-Term Bond Market Fund returned 2.22% for the six-month period that ended February 28, 2010, while its comparative index, the Barclays Capital U.S. Government/Credit: 1-5 year Bond Index (the index), returned 2.42%. From the beginning of the reporting period to its close, the index’s allocations to U.S. Treasuries and agencies increased, while allocations to government-related securities and corporate bonds declined. The fund followed the same allocation pattern, which means exposure to the higher performing, lower-quality sector of the market during the period was reduced.

In the broader bond market, high-yield, lower-quality bonds outperformed through January 2010, with the picture changing slightly in February when high-yield, lower-quality bonds continued to have positive returns, but underperformed other categories for the first time in over a year. We saw the beginning of this shift in certain investment-grade bonds held by the fund as they were detractors from fund performance in December 2009. Yields for short-term U.S. Treasuries and agencies were consistently low during the period; consequently, the fund’s significant, close-to-the-benchmark allocation to them provided only modest gains.

The bond markets and the fund continued to benefit from the Federal Reserve’s (the Fed) support policies during the period. However, in January 2010, the Fed stated that it will be closing down several of its monetary support programs “in light of improved functioning of financial markets.” During the crisis and slow-paced recovery in the bond markets, the Fed remained the largest buyer of agency mortgage-backed securities (MBS) and agency debt, which helped the fixed income markets significantly and served to keep interest rates low for consumers and businesses. Given the unprecedented scale of the Fed’s intervention in the MBS market, the investment industry and the capital markets remain unsure about what the subsequent impact might be on the bond markets as the Fed withdraws its monetary support. One of the possibilities includes rising interest rates, which would have a negative effect on bond prices. It’s also unclear how the emerging high issuance of U.S. Treasuries will be affected by the Fed’s actions.

As of 2/28/10:

 Portfolio Composition % of Investments

These tables show three different views of the fund’s portfolio: by type of security, credit quality of the security and remaining maturity.

By Security Type[1]

US Government Securities	71.1%
Corporate Bonds	21.9%
Foreign Securities	6.0%
Other Investment Companies	0.8%
Municipal Bonds	0.2%

By Credit Quality [2]

AAA	76.1%
AA	5.2%
A	11.1%
BBB	6.2%
BB	0.4%
Short-Term Ratings	0.8%
Unrated Securities	0.2%

By Maturity[3]

0-6 months	0.3%
7-18 months	15.0%
19-30 months	29.5%
More than 30 months	55.2%

Weighted Average Maturity[3]	2.7 yrs
Weighted Average Effective Duration	2.6 yrs

Portfolio holdings may have changed since the report date.

[1]	The percentage differs from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of total net assets.
[2]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies. The fund has not been rated by an independent credit rating agency.
[3]	As shown in the Portfolio Holdings, see Glossary for definition of maturity.

6 Schwab Taxable Bond Funds

 Schwab Short-Term Bond Market Fundtm

Performance Summary as of 2/28/10

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

February 28, 2000 – February 28, 2010
Performance of a Hypothetical
$10,000 Investment1

 Average Annual Total Returns1,2,3

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years

Fund: Schwab Short-Term Bond Market Fundtm (11/5/91)	2.22%	5.83%	1.81%	3.65%
Barclays Capital U.S. Government/Credit: 1-5 Years Index	2.42%	6.27%	4.90%	5.45%
Fund Category: Morningstar Short-Term Bond	3.26%	10.26%	3.53%	4.22%

Fund Expense Ratios4: Net 0.55%; Gross 0.62%

 Style Assessment5

 Yields1

30-Day SEC Yield[3]	1.08%

30-Day SEC Yield-No Waiver[6]	1.02%

12-Month Distribution Yield[3]	2.49%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the total return/yield may have been lower.
[4]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	Source: Morningstar, Inc. Interest rate sensitivity and credit quality are two main components of bond performance. The assessment reflects the fund’s portfolio as of 2/28/10 and is not a precise indication of risk or performance–past, present or future. Definitions of style assessments: Sensitivity (measured as duration): Short, up to 3.5 years; Medium, more than 3.5 years to less than six years; Long, six years or greater. Credit quality: High, AA or better; Medium, A or BBB; Low, BB or lower.
[6]	Yield if fund expenses had not been partially absorbed by CSIM and Schwab.

Schwab Taxable Bond Funds 7

Schwab® Premier Income Fund

The Schwab Premier Income Fund returned 6.24% for the six-month period that ended February 28, 2010, and outperformed its comparative index, the Barclays Capital U.S. Aggregate Intermediate Bond Index (the index), which returned 3.31%. Security selection and sector allocation were the main contributors to the fund’s relative performance. For example, the fund’s overweight positions to corporate bonds, asset-backed securities (ABS), and non-agency mortgage-backed securities (MBS) contributed to performance, while underweight positions to agency MBS and commercial mortgage-backed securities (CMBS) detracted from performance.

The fund maintained a short duration position relative to the index during the period. All maturity segments of the U.S. Treasury market have had to absorb the steady increase in the number of U.S. Treasuries issued by the U.S. government. The Fed’s monetary policy stance kept demand high for short-term maturities, which contributed to the decline in short-term interest rates during the period. Intermediate and longer-term interest rates increased.

In addition to being short duration, the fund favored residential non-agency MBS and corporate bonds over CMBS. The fund also maintained an overweight position to corporate bonds due to attractive company fundamentals and valuations relative to other sectors of the fixed income markets.

The fund was underweight agency MBS during the period in response to the Fed’s announcement that it would end its MBS purchase program. Given the unprecedented scale of the Fed’s intervention in the MBS market, the investment industry and capital markets remain unsure about the impact that the Fed’s withdrawal of monetary support will have on the bond markets. One possible outcome is an increase in interest rates, which will have a negative effect on bond prices. It is also unclear how the emerging high issuance of U.S. Treasuries—and what seems to be a reduction in demand for them—will be affected by the Fed’s actions.

As of 2/28/10:

 Portfolio Composition % of Investments

These tables show three different views of the fund’s portfolio: by type of security, credit quality of the security and remaining maturity.

By Security Type[1]

Mortgage-Backed Securities	31.8%
U.S. Government and Government Agencies	30.7%
Corporate Bonds	27.4%
Asset-Backed Obligations	4.3%
Commercial Mortgage Backed Securities	2.0%
Foreign Securities	1.3%
Other Investment Companies	1.3%
Preferred Stock	1.0%
Commercial Paper & Other Corporate Obligations	0.2%

By Credit Quality [2]

AAA	62.6%
AA	6.1%
A	6.6%
BBB	14.5%
BB	6.0%
B	2.1%
CCC	0.1%
Short-Term Ratings	1.3%
Unrated Securities	0.7%

By Maturity[3]

0-6 months	16.0%
7-18 months	4.6%
19-30 months	8.6%
More than 30 months	70.8%

Weighted Average Maturity[3]	3.0 yrs
Weighted Average Effective Duration	2.7 yrs

Portfolio holdings may have changed since the report date.

[1]	The percentage differs from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of total net assets.
[2]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies. The fund has not been rated by an independent credit rating agency.
[3]	As shown in the Portfolio Holdings, see Glossary for definition of maturity.

8 Schwab Taxable Bond Funds

 Schwab® Premier Income Fund

Performance Summary as of 2/28/10

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

October 31, 2007 – February 28, 2010
Performance of a Hypothetical
$10,000 Investment1

 Average Annual Total Returns1,2,3

Fund and Inception Date	6 Months	1 Year	Since Inception

Fund: Schwab® Premier Income Fund (10/31/07)	6.24%	19.36%	7.51%
Barclays Capital U.S. Aggregate Intermediate Bond Index	3.31%	8.91%	6.44%
Fund Category: Morningstar Intermediate-Term Bond	5.10%	17.89%	5.07%

Expense Ratios4: Net 0.63%; Gross 0.65%

 Style Assessment5

 Yields1

30-Day SEC Yield[3]	3.57%

30-Day SEC Yield–No Waiver[6]	3.57%

12-Month Distribution Yield[3]	7.09%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the total return/yield may have been lower.
[4]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	Source: Morningstar, Inc. Interest rate sensitivity and credit quality are two main components of bond performance. The assessment reflects the fund’s portfolio as of 2/28/10 and is not a precise indication of risk or performance–past, present or future. Definitions of style assessments: Sensitivity (measured as duration): Short, up to 3.5 years; Medium, more than 3.5 years to less than six years; Long, six years or greater. Credit quality: High, AA or better; Medium, A or BBB; Low, BB or lower.
[6]	Yield if fund expenses had not been partially absorbed by CSIM and Schwab.

Schwab Taxable Bond Funds 9

Schwab Total Bond Market Fund™

The Schwab Total Bond Market Fund returned 2.92% for the six-month period that ended February 28, 2010, while its comparative index, the Barclays Capital U.S. Aggregate Bond Index (the index), returned 3.19%. From the beginning of the period to the close of the period, the index’s allocations to U.S. Treasuries increased, while allocations to government-related (agencies), corporate, and securitized bonds declined. The fund followed the same allocation pattern, thereby reducing exposure to the higher performing, lower-quality sector of the market.

In the broader bond market, high yield, lower-quality bonds outperformed through January 2010, with the picture changing slightly in February when high-yield, lower-quality bonds continued to have positive returns, but underperformed other categories for the first time in over a year. We saw the beginning of this shift in certain mortgage backed securities (MBS) and investment-grade corporate bonds that were held by the fund and detracted from performance in December 2009. Specific fund holdings in MBS and CMBS also detracted in February 2010. Yields for short-term U.S. Treasuries and agencies were consistently low during the period; consequently, the fund’s significant, close-to-benchmark allocation to them provided only modest gains.

The bond markets and the fund continued to benefit from the Federal Reserve’s (the Fed) support policies during the period. However, in January 2010, the Fed stated that it will be closing down several of its monetary support programs “in light of improved functioning of financial markets.” During the crisis and slow-paced recovery in the bond markets, the Fed remained the largest buyer of agency MBS and agency debt, which helped the fixed income markets significantly and served to keep interest rates low for consumers and businesses. Given the unprecedented scale of the Fed’s intervention in the MBS market, the investment industry and the capital markets remain unsure about what the subsequent impact might be on the bond markets as the Fed withdraws its monetary support. One of the possibilities includes rising interest rates, which would have a negative effect on bond prices. It’s also unclear how the emerging high issuance of U.S. Treasuries will be affected by the Fed’s actions.

As of 2/28/10:

 Portfolio Composition % of Investments

These tables show three different views of the fund’s portfolio: by type of security, credit quality of the security and remaining maturity.

By Security Type[1]

U.S. Government and Government Agencies	37.0%
Mortgage-Backed Securities	35.7%
Corporate Bonds	18.2%
Foreign Securities	3.8%
Commercial Mortgage Backed Securities	3.2%
Other Investment Companies	1.2%
Municipal Bonds	0.5%
Asset-Backed Obligations	0.4%

By Credit Quality [2]

AAA	78.0%
AA	4.2%
A	9.1%
BBB	6.9%
BB	0.4%
Short-Term Ratings	1.2%
Unrated Securities	0.2%

By Maturity[3]

0-1 Year	4.0%
2-10 Years	54.7%
11-20 Years	6.4%
21-30 Years	34.9%

Weighted Average Maturity[3]	5.6 yrs
Weighted Average Effective Duration	4.1 yrs

Portfolio holdings may have changed since the report date.

[1]	The percentage differs from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of total net assets.
[2]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies. The fund has not been rated by an independent credit rating agency.
[3]	As shown in the Portfolio Holdings, see Glossary for definition of maturity.

10 Schwab Taxable Bond Funds

 Schwab Total Bond Market Fundtm

Performance Summary as of 2/28/10

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

February 28, 2000 – February 28, 2010
Performance of a Hypothetical
$10,000 Investment1

 Average Annual Total Returns1,2,3

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years

Fund: Schwab Total Bond Market Fundtm (3/5/93)	2.92%	8.88%	2.68%	4.94%
Barclays Capital U.S. Aggregate Bond Index	3.19%	9.32%	5.36%	6.44%
Fund Category: Morningstar Intermediate-Term Bond	5.10%	17.89%	4.25%	5.68%

Expense Ratios4: Net 0.55%; Gross 0.63%

 Style Assessment5

 Yields1

30-Day SEC Yield[3]	3.01%

30-Day SEC Yield-No Waiver[6]	2.89%

12-Month Distribution Yield[3]	3.71%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the total return/yield may have been lower.
[4]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	Source: Morningstar, Inc. Interest rate sensitivity and credit quality are two main components of bond performance. The assessment reflects the fund’s portfolio as of 2/28/10 and is not a precise indication of risk or performance–past, present or future. Definitions of style assessments: Sensitivity (measured as duration): Short, up to 3.5 years; Medium, more than 3.5 years to less than six years; Long, six years or greater. Credit quality: High, AA or better; Medium, A or BBB; Low, BB or lower.
[6]	Yield if fund expenses had not been partially absorbed by CSIM and Schwab.

Schwab Taxable Bond Funds 11

Schwab GNMA Fund™

The Schwab GNMA Fund returned 2.57% for the six-month period that ended February 28, 2010, and underperformed its comparative index, the Barclays Capital GNMA Index (the index), which returned 2.86%. During the period, index duration increased in response to market activity. The fund overweighted 15-year mortgage backed securities (MBS) compared to 30-year MBS because of the belief that longer maturity mortgages could potentially have higher price volatility as the Fed withdraws its monetary support and pulls back on purchasing MBS. Part of the fund’s defensive stance is to maintain a healthy cash position so that it can take advantage of lower prices that could materialize should interest rates begin to rise.

The fund’s defensive positioning emphasized mortgage loans that had originated between the years of 2003–2005. These securities have longer histories and, therefore, provide more detailed information that can be used for ongoing analysis and decision-making.

Assets under management (AUM) in the fund grew significantly during the extended crisis and slow-paced recovery in the bond markets. Much of the attraction to the fund was helped by the Federal Reserve’s (the Fed) ongoing intervention in the bond markets and its role as the largest buyer of agency MBS and agency debt, which included GNMA securities. The Fed’s ability to purchase these securities in large quantities also contributed to keeping interest rates at historic lows for consumers and businesses. Furthermore, the Fed’s support helped to stabilize prices in the mortgage sector and resulted in what might prove to be temporary valuations. It’s unclear whether private investors will be able or willing to purchase mortgage securities in the same volume as the Fed was able to do.

While GNMA securities are considered to be low-risk because they are backed by the full faith and credit of the U.S. government, they are not guaranteed with respect to price. Given the unprecedented scale of the Fed’s intervention in the MBS market, the investment industry and capital markets remain unsure about what the subsequent impact might be on the bond markets as the Fed withdraws its monetary support. One possible outcome is an increase in interest rates, which would have a negative effect on bond prices. It’s also unclear how the emerging high issuance of U.S. Treasuries—and what seems to be a reduction in demand for them—will be affected by the Fed’s actions.

As of 2/28/10:

 Portfolio Composition % of Investments

These tables show three different views of the fund’s portfolio: by type of security, credit quality of the security and remaining maturity.

By Security Type[1]

Mortgage-Backed Securities	84.8%
U.S. Government Securities	3.4%
Other Investment Company	2.9%
Commercial Paper & Other Corporate Obligations	8.9%

By Credit Quality [2]

AAA	97.1%
Short-Term Ratings	2.9%
Unrated Securities	0.0%

By Maturity[3]

0-6 Months	9.6%
7-18 Months	3.5%
19-30 Months	0.2%
More than 30 Months	86.7%

Weighted Average Maturity[3]	3.2 yrs
Weighted Average Effective Duration	2.4 yrs

Portfolio holdings may have changed since the report date.

[1]	The percentage differs from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of total net assets.
[2]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies. The fund has not been rated by an independent credit rating agency.
[3]	As shown in the Portfolio Holdings, see Glossary for definition of maturity.

12 Schwab Taxable Bond Funds

 Schwab GNMA Fundtm

Performance Summary as of 2/28/10

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

March 3, 2003 – February 28, 2010
Performance of a Hypothetical
$10,000 Investment1

 Average Annual Total Returns1,2,3

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception

Fund: Schwab GNMA Fundtm (3/3/03)	2.57%	6.44%	5.49%	4.59%
Barclays Capital GNMA Index	2.86%	6.63%	5.90%	5.16%
Fund Category: Morningstar Intermediate Government	2.78%	6.90%	4.60%	3.82%

Fund Expense Ratios4: Net 0.57%; Gross 0.70%

 Style Assessment5

 Yields1

30-Day SEC Yield[3]	3.00%

30-Day SEC Yield-No Waiver[6]	2.94%

12-Month Distribution Yield[3]	3.62%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the total return/yield may have been lower.
[4]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	Source: Morningstar, Inc. Interest rate sensitivity and credit quality are two main components of bond performance. The assessment reflects the fund’s portfolio as of 2/28/10 and is not a precise indication of risk or performance–past, present or future. Definitions of style assessments: Sensitivity (measured as duration): Short, up to 3.5 years; Medium, more than 3.5 years to less than six years; Long, six years or greater. Credit quality: High, AA or better; Medium, A or BBB; Low, BB or lower.
[6]	Yield if fund expenses had not been partially absorbed by CSIM and Schwab.

Schwab Taxable Bond Funds 13

Schwab Inflation Protected Fund™

The Schwab Inflation Protected Fund returned 4.20% for the six-month period that ended February 28, 2010, and its comparative index, the Barclays Capital U.S. Tips Index (the index) returned 4.36%.

Our approach to managing the fund is to look carefully to the benchmark for guidance. While the fund’s duration positioning remained close to the index’s throughout the period, the fund had a slight underweight in the 0–7 year maturity range with an offsetting overweight beyond seven years. This duration bias detracted from the fund’s relative performance because the fund was positioned with an overweight in longer-duration bonds, while price appreciation occurred in the shorter-maturity ranges.

As of 2/28/10:

 Portfolio Composition % of Investments

These tables show three different views of the fund’s portfolio: by type of security, credit quality of the security and remaining maturity.

By Security Type[1]

U.S. Government Securities	98.5%
Other Investment Company	1.4%
Commercial Paper & Other Corporate Obligations	0.1%

By Credit Quality[2]

AAA	98.6%
Short-Term Ratings	1.4%

By Maturity[3]

0-1 Year	0.1%
2-10 Years	69.2%
11-20 Years	28.1%
21-30 Years	2.6%

Weighted Average Maturity[3]	8.7 yrs
Weighted Average Effective Duration	7.5 yrs

Portfolio holdings may have changed since the report date.

[1]	The percentage differs from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of total net assets.
[2]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies. The fund has not been rated by an independent credit rating agency.
[3]	As shown in the Portfolio Holdings, see Glossary for definition of maturity.

14 Schwab Taxable Bond Funds

 Schwab Inflation Protected Fundtm

Performance Summary as of 2/28/10

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

March 31, 2006 – February 28, 2010
Performance of a Hypothetical
$10,000 Investment1

 Average Annual Total Returns1,2,3

Fund and Inception Date	6 Months	1 Year	3 Years	Since Inception

Fund: Schwab Inflation Protected Fundtm (3/31/06)	4.20%	11.41%	5.19%	5.11%
Barclays Capital U.S. TIPS Index	4.36%	12.24%	6.05%	5.94%
Fund Category: Morningstar Inflation Protected Bond	4.44%	13.43%	4.73%	4.78%

Fund Expense Ratios4: Net 0.50%; Gross 0.63%

 Style Assessment5

 Yields 1

30-Day SEC Yield[3]	-1.31%

30-Day SEC Yield-No Waiver[6]	-1.40%

12-Month Distribution Yield[3]	0.02%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the total return/yield may have been lower.
[4]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	Source: Morningstar, Inc. Interest rate sensitivity and credit quality are two main components of bond performance. The assessment reflects the fund’s portfolio as of 2/28/10 and is not a precise indication of risk or performance–past, present or future. Definitions of style assessments: Sensitivity (measured as duration): Short, up to 3.5 years; Medium, more than 3.5 years to less than six years; Long, six years or greater. Credit quality: High, AA or better; Medium, A or BBB; Low, BB or lower.
[6]	Yield if fund expenses had not been partially absorbed by CSIM and Schwab.

Schwab Taxable Bond Funds 15

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning September 1, 2009 and held through February 28, 2010.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period [2]
	(Annualized)	at 9/1/09	at 2/28/10	9/1/09–2/28/10

Schwab Short-Term Bond Market Fundtm
Actual Return	0.56%	$1,000	$1,022.20	$2.81
Hypothetical 5% Return	0.56%	$1,000	$1,022.02	$2.81

Schwab® Premier Income Fund
Actual Return	0.62%	$1,000	$1,062.40	$3.17
Hypothetical 5% Return	0.62%	$1,000	$1,021.72	$3.11

Schwab Total Bond Market Fundtm
Actual Return	0.55%	$1,000	$1,029.20	$2.77
Hypothetical 5% Return	0.55%	$1,000	$1,022.07	$2.76

Schwab GNMA Fundtm
Actual Return	0.56%	$1,000	$1,025.70	$2.81
Hypothetical 5% Return	0.56%	$1,000	$1,022.02	$2.81

Schwab Inflation Protected Fundtm
Actual Return	0.51%	$1,000	$1,042.00	$2.58
Hypothetical 5% Return	0.51%	$1,000	$1,022.27	$2.56

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.

16 Schwab Taxable Bond Funds

Schwab Short-Term Bond Market Fund™

Financial Statements

Financial Highlights

	9/1/09–		9/1/08–	9/1/07–	9/1/06–	9/1/05–	9/1/04–
	2/28/10*		8/31/09	8/31/08	8/31/07	8/31/06	8/31/05

Per-Share Data ($)

Net asset value at beginning of period	8.93		9.30	9.84	9.91	10.05	10.21

Income (loss) from investment operations:
Net investment income (loss)	0.10		0.29	0.44	0.49	0.42	0.30
Net realized and unrealized gains (losses)	0.10		(0.37)	(0.54)	(0.07)	(0.14)	(0.13)

Total from investment operations	0.20		(0.08)	(0.10)	0.42	0.28	0.17
Less distributions:
Distributions from net investment income	(0.10)		(0.29)	(0.44)	(0.49)	(0.42)	(0.31)
Distributions from net realized gains	—		—	—	—	—	(0.02)

Total distributions	(0.10)		(0.29)	(0.44)	(0.49)	(0.42)	(0.33)

Net asset value at end of period	9.03		8.93	9.30	9.84	9.91	10.05

Total return (%)	2.22	[1]	(0.85)	(1.11)	4.33	2.87	1.68

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.56	[2,3]	0.55	0.55	0.56 [4]	0.55	0.55
Gross operating expenses	0.63	[2]	0.62	0.59	0.58	0.57	0.57
Net investment income (loss)	2.19	[2]	3.23	4.62	4.94	4.18	3.00
Portfolio turnover rate	117	[1]	231	351	225	171	109
Net assets, end of period ($ x 1,000,000)	249		261	346	569	604	660

*	Unaudited.
[1]	Not annualized
[2]	Annualized.
[3]	The ratio of net operating expenses would have been 0.55%, if certain non-routine expenses (proxy expense) had not been incurred.
[4]	The ratio of net operating expenses would have been 0.55% if interest expense had not been included.

See financial notes 17

 Schwab Short-Term Bond Market Fund

Portfolio Holdings as of February 28, 2010 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($)	($)

71.0%	U.S. Government and Government Agencies	175,343,590	177,183,728
6.0%	Foreign Securities	14,543,645	14,971,251
21.9%	Corporate Bonds	51,079,364	54,610,334
0.2%	Municipal Bonds	510,003	509,801
0.8%	Other Investment Company	1,946,182	1,946,182

99.9%	Total Investments	243,422,784	249,221,296
0.1%	Other Assets and Liabilities, Net		138,244

100.0%	Net Assets		249,359,540

Security	Face Amount	Value
Rate, Maturity Date*	($)	($)

U.S. Government and Government Agencies 71.0% of net assets

U.S. Government Agency Guaranteed 3.9%
Citigroup Funding, Inc., (FDIC Insured)
1.88%, 10/22/12 (d)	2,000,000	2,019,502
General Electric Capital Corp., (FDIC Insured)
3.00%, 12/09/11 (d)	1,000,000	1,037,993
JPMorgan Chase & Co., (FDIC Insured)
3.13%, 12/01/11 (d)	1,500,000	1,559,856
State Street Capital Trust III, (FDIC Insured)
2.15%, 04/30/12 (d)	3,000,000	3,065,595
The Goldman Sachs Group, Inc., (FDIC Insured)
3.25%, 06/15/12 (d)	1,000,000	1,047,484
Wells Fargo & Co., (FDIC Insured)
3.00%, 12/09/11 (d)	1,000,000	1,037,635

		9,768,065

U.S. Government Agency Securities 16.9%
Fannie Mae
1.75%, 03/23/11	2,000,000	2,027,630
3.63%, 08/15/11	2,500,000	2,609,047
2.50%, 03/19/12 (b)	500,000	500,571
1.75%, 08/10/12	2,000,000	2,025,886
1.88%, 10/29/12 (b)	2,000,000	2,009,076
3.25%, 04/09/13	1,000,000	1,049,768
2.75%, 02/05/14	500,000	514,040
2.63%, 11/20/14	2,000,000	2,021,256
3.25%, 01/26/15 (b)	1,500,000	1,508,995
Federal Farm Credit Bank
0.55%, 04/29/11 (b)	250,000	250,063
3.50%, 10/03/11	500,000	521,299
4.50%, 10/17/12	1,000,000	1,082,568
2.49%, 02/03/14 (b)	250,000	250,752
Federal Home Loan Bank
4.85%, 02/04/11	1,500,000	1,560,948
1.63%, 03/16/11	1,000,000	1,012,309
3.63%, 07/01/11	500,000	519,878
1.05%, 08/18/11 (b)	2,000,000	2,002,186
3.63%, 09/16/11	1,000,000	1,046,048
1.00%, 12/28/11	500,000	501,637
1.75%, 08/22/12	1,000,000	1,012,748
3.38%, 02/27/13	500,000	526,747
3.63%, 10/18/13	2,500,000	2,654,587
5.50%, 08/13/14	1,000,000	1,134,164
Freddie Mac
5.63%, 03/15/11	2,000,000	2,107,488
2.00%, 03/16/11 (b)	3,000,000	3,001,521
3.88%, 06/29/11	1,500,000	1,565,757
1.13%, 12/15/11	1,000,000	1,004,891
2.13%, 09/21/12	2,000,000	2,042,048
3.75%, 06/28/13	1,000,000	1,068,242
3.00%, 04/21/14 (b)	1,000,000	1,003,337
3.00%, 07/28/14	2,000,000	2,061,760

		42,197,247

U.S. Treasury Obligations 50.2%
U.S. Treasury Notes
0.88%, 03/31/11	3,000,000	3,017,346
0.88%, 04/30/11	2,000,000	2,011,876
0.88%, 05/31/11	4,000,000	4,024,688
1.13%, 06/30/11	2,000,000	2,018,830
1.00%, 07/31/11	2,000,000	2,015,236
5.00%, 08/15/11	1,000,000	1,066,602
1.00%, 08/31/11	2,000,000	2,014,376
1.00%, 09/30/11	2,000,000	2,013,830
1.00%, 10/31/11	2,000,000	2,013,126
4.63%, 10/31/11	1,000,000	1,067,032
1.75%, 11/15/11	1,000,000	1,019,063
0.75%, 11/30/11	2,350,000	2,354,131
1.00%, 12/31/11	5,600,000	5,629,753
0.88%, 01/31/12	2,800,000	2,806,672
4.88%, 02/15/12	3,000,000	3,240,354
4.50%, 03/31/12	3,000,000	3,226,878
1.38%, 04/15/12	1,000,000	1,011,172
4.50%, 04/30/12	1,000,000	1,078,126
1.38%, 05/15/12	3,400,000	3,435,595
1.88%, 06/15/12	1,500,000	1,531,876
1.50%, 07/15/12	5,300,000	5,366,255
4.63%, 07/31/12	1,000,000	1,087,110
1.75%, 08/15/12	1,750,000	1,780,627
4.38%, 08/15/12	1,000,000	1,082,579
4.13%, 08/31/12	1,000,000	1,076,563
1.38%, 09/15/12	1,000,000	1,007,188
4.25%, 09/30/12	1,000,000	1,080,782
1.38%, 10/15/12	3,800,000	3,824,050

18 See financial notes

 Schwab Short-Term Bond Market Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date*	($)	($)
3.88%, 10/31/12	1,000,000	1,072,188
1.38%, 11/15/12	3,950,000	3,970,062
3.38%, 11/30/12	1,000,000	1,059,844
1.13%, 12/15/12	2,000,000	1,994,844
3.63%, 12/31/12	1,000,000	1,067,501
1.38%, 01/15/13	2,100,000	2,106,399
1.38%, 02/15/13	5,000,000	5,009,380
3.13%, 04/30/13	1,000,000	1,053,751
3.38%, 06/30/13	1,000,000	1,061,954
3.38%, 07/31/13	1,000,000	1,061,954
4.25%, 08/15/13	2,000,000	2,184,376
3.13%, 08/31/13	1,000,000	1,053,126
3.13%, 09/30/13	1,000,000	1,052,813
2.75%, 10/31/13	1,550,000	1,610,185
4.25%, 11/15/13	2,000,000	2,189,064
2.00%, 11/30/13	1,000,000	1,011,094
1.50%, 12/31/13	2,000,000	1,982,344
1.75%, 01/31/14	1,000,000	998,751
4.00%, 02/15/14	1,000,000	1,086,251
1.88%, 02/28/14	1,000,000	1,001,954
1.75%, 03/31/14	2,000,000	1,990,626
1.88%, 04/30/14	2,000,000	1,997,814
2.25%, 05/31/14	3,500,000	3,544,845
2.63%, 06/30/14	4,250,000	4,364,223
2.63%, 07/31/14	2,810,000	2,882,667
2.38%, 08/31/14	2,475,000	2,510,581
2.38%, 09/30/14	3,100,000	3,138,508
2.38%, 10/31/14	1,000,000	1,011,094
2.63%, 12/31/14	1,000,000	1,019,610
2.25%, 01/31/15	6,225,000	6,228,897

		125,218,416

Total U.S. Government and Government Agencies (Cost $175,343,590)		177,183,728

Foreign Securities 6.0% of net assets

Foreign Agencies 1.8%

Canada 0.4%
Export Development Canada
1.75%, 09/24/12	1,000,000	1,010,123

Germany 0.8%
KFW Bankengruppe
2.00%, 01/17/12	2,000,000	2,039,956

Mexico 0.2%
Petroleos Mexicanos
4.83%, 03/15/15 (b)	500,000	510,750

Republic of Korea 0.4%
Export-Import Bank of Korea
8.13%, 01/21/14	400,000	466,321
Korea Development Bank
8.00%, 01/23/14	400,000	464,608

		930,929

		4,491,758

Foreign Local Government 0.4%

Canada 0.4%
Province of Ontario Canada
3.50%, 07/15/13	1,000,000	1,047,054

Sovereign 0.9%

Canada 0.2%
Canada Government International Bond
2.38%, 09/10/14	500,000	504,216

Italy 0.2%
Republic of Italy
2.13%, 10/05/12	500,000	502,876

Mexico 0.5%
Mexico (United Mexican States)
5.88%, 02/15/14 (b)	1,000,000	1,120,000

		2,127,092

Supranational 2.9%
European Investment Bank
2.63%, 11/15/11	5,000,000	5,149,500
1.75%, 09/14/12	1,000,000	1,009,518
Inter-American Development Bank
3.00%, 04/22/14	1,111,000	1,146,329

		7,305,347

Total Foreign Securities (Cost $14,543,645)		14,971,251

Corporate Bonds 21.9% of net assets

Finance 9.5%

Banking 6.8%
American Express Bank FSB
5.50%, 04/16/13	1,000,000	1,070,384
Bank of America Corp.
4.88%, 01/15/13	500,000	525,092
7.38%, 05/15/14 (b)	300,000	337,646
Bank of New York Mellon Corp.
4.30%, 05/15/14	400,000	425,566
Barclays Bank PLC
5.20%, 07/10/14	300,000	321,233
BB&T Corp.
3.38%, 09/25/13	500,000	513,234
Bear Stearns & Co., Inc.
5.70%, 11/15/14	750,000	824,914
Citigroup, Inc.
5.25%, 02/27/12	750,000	786,902
5.50%, 04/11/13	1,500,000	1,571,236
Countrywide Financial Corp.
5.80%, 06/07/12	1,000,000	1,065,503
Credit Suisse USA, Inc.
3.45%, 07/02/12	1,000,000	1,036,758
5.50%, 08/15/13	500,000	550,507
Deutsche Bank AG
4.88%, 05/20/13	500,000	538,028
Goldman Sachs Capital II
5.79%, 06/01/10 (a)(b)	500,000	401,250

See financial notes 19

 Schwab Short-Term Bond Market Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date*	($)	($)
JPMorgan Chase & Co.
5.60%, 06/01/11	1,000,000	1,058,169
Morgan Stanley
6.75%, 04/15/11 (b)	500,000	528,392
4.75%, 04/01/14	550,000	559,582
4.10%, 01/26/15	300,000	299,829
PNC Funding Corp.
4.25%, 09/21/15	400,000	409,115
The Goldman Sachs Group, Inc.
6.60%, 01/15/12	500,000	542,878
5.45%, 11/01/12	500,000	536,550
UBS AG
3.88%, 01/15/15	500,000	500,668
US Bancorp
2.13%, 02/15/13	400,000	402,073
Wachovia Capital Trust III
5.80%, 03/15/11 (a)(b)	500,000	407,500
Wells Fargo & Co.
5.25%, 10/23/12	1,500,000	1,618,174

		16,831,183

Brokerage 0.1%
BlackRock, Inc.
2.25%, 12/10/12 (b)	250,000	252,140
Nomura Holdings, Inc.
5.00%, 03/04/15	100,000	101,115

		353,255

Finance Company 1.4%
General Electric Capital Corp.
3.50%, 08/13/12	500,000	515,480
4.80%, 05/01/13	1,500,000	1,587,216
HSBC Finance Corp.
7.00%, 05/15/12	1,250,000	1,369,874

		3,472,570

Insurance 1.0%
Allstate Life Global Funding Trusts
5.38%, 04/30/13	300,000	327,234
Berkshire Hathaway Finance Corp.
4.63%, 10/15/13 (b)	1,000,000	1,078,196
Prudential Financial, Inc.
3.63%, 09/17/12	1,000,000	1,027,227

		2,432,657

Real Estate Investment Trust 0.2%
Simon Property Group, Inc.
6.75%, 05/15/14 (b)	500,000	554,574

		23,644,239

Industrial 10.7%

Basic Industry 0.9%
BHP Billiton Finance (USA) Ltd.
5.50%, 04/01/14	500,000	553,820
Praxair, Inc.
4.38%, 03/31/14 (b)	150,000	159,829
Rio Tinto Finance (USA) Ltd.
8.95%, 05/01/14 (b)	500,000	607,267
The Dow Chemical Co.
7.60%, 05/15/14 (b)	300,000	343,032
Vale Inco Ltd.
7.75%, 05/15/12 (b)	500,000	548,599

		2,212,547

Capital Goods 1.1%
Allied Waste North America, Inc.
7.25%, 03/15/10 (b)	400,000	415,940
General Electric Co.
5.00%, 02/01/13	1,000,000	1,073,967
John Deere Capital Corp.
4.90%, 09/09/13	500,000	549,003
Northrop Grumman Corp.
3.70%, 08/01/14 (b)	500,000	516,513
Tyco International Finance S.A.
8.50%, 01/15/19 (b)	200,000	251,129

		2,806,552

Communications 2.6%
AT&T, Inc.
6.70%, 11/15/13 (b)	1,000,000	1,140,049
CBS Corp.
8.20%, 05/15/14 (b)	800,000	924,797
Telefonica Emisiones, S.A.U.
5.98%, 06/20/11 (b)	1,000,000	1,056,153
Time Warner Cable, Inc.
3.50%, 02/01/15 (b)	250,000	252,041
Time Warner Entertainment Co. LP
10.15%, 05/01/12	500,000	580,745
Verizon Communications, Inc.
5.25%, 04/15/13 (b)	1,000,000	1,093,070
Verizon Wireless Capital LLC
3.75%, 05/20/11 (b)	1,500,000	1,549,795

		6,596,650

Consumer Cyclical 0.9%
PACCAR, Inc.
6.38%, 02/15/12 (b)	500,000	543,163
Turner Broadcasting System, Inc.
8.38%, 07/01/13	675,000	780,782
Viacom, Inc.
5.75%, 04/30/11 (b)	400,000	418,347
Wal-Mart Stores, Inc.
3.20%, 05/14/14	500,000	517,614

		2,259,906

Consumer Non-Cyclical 2.9%
Anheuser-Busch InBev Worldwide, Inc.
3.00%, 10/15/12 (b)	500,000	514,099
Bottling Group LLC
6.95%, 03/15/14 (b)	500,000	583,496
Coca-Cola Enterprises, Inc.
8.50%, 02/01/12	500,000	568,702
Diageo Capital PLC
7.38%, 01/15/14 (b)	250,000	294,650
General Mills, Inc.
6.00%, 02/15/12 (b)	190,000	207,112
Kraft Foods, Inc.
2.63%, 05/08/13	500,000	505,653
McKesson Corp.
6.50%, 02/15/14 (b)	400,000	451,114
Medco Health Solutions, Inc.
6.13%, 03/15/13 (b)	500,000	549,570
Procter & Gamble Co.
1.38%, 08/01/12	250,000	251,381

20 See financial notes

 Schwab Short-Term Bond Market Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date*	($)	($)
Reynolds American, Inc.
7.25%, 06/01/13 (b)	500,000	555,386
Roche Holdings, Inc.
4.50%, 03/01/12 (b)(c)	500,000	532,122
Safeway, Inc.
6.25%, 03/15/14 (b)	250,000	279,473
The Kroger Co.
6.80%, 04/01/11 (b)	157,000	166,300
Thermo Fisher Scientific, Inc.
2.15%, 12/28/12 (b)(c)	200,000	200,838
Watson Pharmaceuticals, Inc.
5.00%, 08/15/14 (b)	500,000	526,120
Wyeth
6.95%, 03/15/11 (b)	1,000,000	1,061,525

		7,247,541

Energy 1.0%
Apache Corp.
6.00%, 09/15/13 (b)	500,000	563,548
Baker Hughes, Inc.
6.50%, 11/15/13 (b)	300,000	346,292
BP Capital Markets PLC
3.13%, 03/10/12	250,000	259,773
Husky Energy, Inc.
5.90%, 06/15/14 (b)	300,000	329,292
Occidental Petroleum Corp.
7.00%, 11/01/13 (b)	250,000	292,431
Shell International Finance BV
4.00%, 03/21/14 (b)	500,000	529,346
Valero Energy Corp.
6.88%, 04/15/12 (b)	150,000	163,711

		2,484,393

Technology 1.0%
Agilent Technologies, Inc.
4.45%, 09/12/12 (b)	400,000	422,060
Hewlett-Packard Co.
2.95%, 08/15/12 (b)	500,000	519,824
6.13%, 03/01/14 (b)	300,000	339,449
International Business Machines Corp.
6.50%, 10/15/13 (b)	500,000	577,416
Xerox Corp.
5.65%, 05/15/13 (b)	500,000	538,595

		2,397,344

Transportation 0.3%
Burlington Northern Santa Fe Corp.
7.00%, 02/01/14 (b)	200,000	231,418
Canadian National Railway Co.
6.38%, 10/15/11 (b)	500,000	542,385

		773,803

		26,778,736

Utilities 1.7%

Electric 1.3%
Consumers Energy Co.
5.38%, 04/15/13 (b)	500,000	546,037
Dominion Resources, Inc.
8.88%, 01/15/19 (b)	275,000	351,273
Duke Energy Carolinas LLC
5.75%, 11/15/13 (b)	500,000	559,962
National Rural Utilities Cooperative Finance Corp.
2.63%, 09/16/12 (b)	500,000	512,799
Pacific Gas & Electric Co.
6.25%, 12/01/13 (b)	500,000	564,766
Southern California Edison Co.
5.75%, 03/15/14 (b)	500,000	561,605

		3,096,442

Natural Gas 0.4%
Energy Transfer Partners LP
8.50%, 04/15/14 (b)	200,000	234,290
Enterprise Products Operating LLC
9.75%, 01/31/14 (b)	250,000	304,936
Kinder Morgan Energy Partners LP
7.13%, 03/15/12 (b)	500,000	551,691

		1,090,917

		4,187,359

Total Corporate Bonds (Cost $51,079,364)		54,610,334

Municipal Bonds 0.2% of net assets

Fixed-Rate Obligations 0.2%
Yale Univ
Medium-Term Notes Series B
2.90%, 10/15/14 (b)	500,000	509,801

Total Municipal Bonds (Cost $510,003)		509,801

	Number	Value
Security	of Shares	($)

Other Investment Company 0.8% of net assets

State Street Institutional Liquid Reserves Fund - Institutional Class	1,946,182	1,946,182

Total Other Investment Company (Cost $1,946,182)		1,946,182

End of Investments.

At 02/28/10, the tax basis cost of the fund’s investments was $243,561,782, and the unrealized appreciation and depreciation were $5,676,011 and ($16,497), respectively, with a net unrealized appreciation of $5,659,514.

*	See Glossary for definition of maturity.
(a)	Variable-rate security.
(b)	Callable security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $732,960 or 0.3% of net assets.
(d)	This debt is guaranteed under the FDIC Temporary Liquidity Guarantee Program, and the FDIC has stated that this debt is backed by the full faith and credit of the United States.

See financial notes 21

 Schwab Short-Term Bond Market Fund

Statement of
Assets and Liabilities
As of February 28, 2010; unaudited.

Assets

Investments, at value (cost $243,422,784)		$249,221,296
Receivables:
Investments sold		6,560,408
Interest		1,968,017
Fund shares sold		274,032
Prepaid expenses	+	2,664

Total assets		258,026,417

Liabilities

Payables:
Investments bought		8,161,905
Investment adviser and administrator fees		4,970
Shareholder services fees to affiliate		4,997
Fund shares redeemed		294,208
Distributions to shareholders		128,164
Accrued expenses	+	72,633

Total liabilities		8,666,877

Net Assets

Total assets		258,026,417
Total liabilities	−	8,666,877

Net assets		$249,359,540

Net Assets by Source
Capital received from investors		308,663,245
Net realized capital losses		(65,102,217)
Net unrealized capital gains		5,798,512

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$249,359,540		27,603,418		$9.03

22 See financial notes

 Schwab Short-Term Bond Market Fund

Statement of
Operations
For September 1, 2009 through February 28, 2010; unaudited

Investment Income

Interest		$3,469,916
Securities on loan	+	697

Total investment income		3,470,613

Expenses

Investment adviser and administrator fees		378,958
Shareholder service fees		315,799
Transfer agent fees		15,687
Portfolio accounting fees		28,448
Professional fees		15,681
Shareholder reports		14,250
Registration fees		13,943
Custodian fees		4,521
Trustees’ fees		4,457
Interest expense		116
Other expenses	+	10,085

Total expenses		801,945
Expense reduction by adviser and Schwab	−	100,111
Custody credits	−	14

Net expenses	−	701,820

Net investment income		2,768,793

Realized and Unrealized Gains (Losses)

Net realized gains on investments		4,273,020
Net realized losses on futures contracts	+	(106,342)

Net realized gains		4,166,678
Net unrealized losses on investments		(1,378,021)
Net unrealized gains on futures contracts	+	38,062

Net unrealized losses	+	(1,339,959)

Net realized and unrealized gains		2,826,719

Net increase in net assets resulting from operations		$5,595,512

See financial notes 23

 Schwab Short-Term Bond Market Fund

Statement of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

9/1/09-2/28/10			9/1/08-8/31/09
Net investment income		$2,768,793	$9,142,796
Net realized gains (losses)		4,166,678	(27,720,112)
Net unrealized gains (losses)	+	(1,339,959)	14,568,561

Increase (decrease) in net assets from operations		5,595,512	(4,008,755)

Distributions to shareholders

Distributions from net investment income		2,768,793	9,142,674

Transactions in Fund Shares

		9/1/09-2/28/10		9/1/08-8/31/09
		SHARES	VALUE	SHARES	VALUE
Shares sold		4,370,159	$39,259,777	8,563,229	$76,228,842
Shares reinvested		204,435	1,838,529	742,214	6,621,905
Shares redeemed	+	(6,203,468)	(55,730,767)	(17,234,012)	(154,182,942)

Net transactions in fund shares		(1,628,874)	($14,632,461)	(7,928,569)	($71,332,195)

Shares Outstanding and Net Assets

		9/1/09-2/28/10		9/1/08-8/31/09
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		29,232,292	$261,165,282	37,160,861	$345,648,906
Total decrease	+	(1,628,874)	(11,805,742)	(7,928,569)	(84,483,624)

End of period		27,603,418	$249,359,540	29,232,292	$261,165,282

24 See financial notes

Schwab® Premier Income Fund

Financial Statements

Financial Highlights

	9/1/09–		9/1/08–	10/31/07[2]–
	2/28/10*		8/31/09[1]	8/31/08

Per-Share Data ($)

Net asset value at beginning of period	9.89		9.95	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.30		0.71	0.44
Net realized and unrealized gains (losses)	0.31		(0.07)	(0.03)

Total from investment operations	0.61		0.64	0.41
Less distributions:
Distributions from net investment income	(0.32)		(0.70)	(0.46)

Net asset value at end of period	10.18		9.89	9.95

Total return (%)	6.24	[3]	7.03	4.13	[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.62	[4]	0.63	0.54	[4]
Gross operating expenses	0.63	[4]	0.75	0.74	[4]
Net investment income (loss)	5.89	[4]	7.90	5.53	[4]
Portfolio turnover rate	72	[3]	496	374	[3]
Net assets, end of period ($ x 1,000,000)	384		261	47

*	Unaudited.
[1]	Effective on August 10, 2009, all outstanding Investor Shares and Select Shares were converted into Institutional Shares. The figures in the Financial Highlights reflect only the remaining share class.
[2]	Commencement of operations.
[3]	Not annualized.
[4]	Annualized.

See financial notes 25

 Schwab Premier Income Fund

Portfolio Holdings as of February 28, 2010 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

			Cost	Value
Holdings by Category			($)	($)

27.6%		Corporate Bonds	99,359,059	105,917,879
4.3%		Asset-Backed Obligations	16,909,669	16,735,692
32.1%		Mortgage-Backed Securities	122,062,475	123,089,282
2.0%		Commercial Mortgage Backed Securities	6,911,857	7,543,827
31.0%		U.S. Government and Government Agencies	118,055,143	118,857,904
1.3%		Foreign Securities	5,192,442	5,218,943
1.0%		Preferred Stock	3,971,529	4,025,835
1.3%		Other Investment Company	5,017,996	5,017,996
0.2%		Short-Term Investments	729,155	729,759

100.8%		Total Investments	378,209,325	387,137,117
(0	.8)%	Other Assets and Liabilities, Net		(3,249,039)

100.0%		Net Assets		383,888,078

Security	Face Amount	Value
Rate, Maturity Date*	($)	($)

Corporate Bonds 27.6% of net assets

Finance 11.6%

Banking 5.6%
Bank of America Corp.
7.38%, 05/15/14 (b)(h)	500,000	562,743
5.63%, 10/14/16 (h)	500,000	511,598
Barclays Bank PLC
6.75%, 05/22/19 (h)	500,000	553,185
Bear Stearns & Co., Inc.
5.70%, 11/15/14	250,000	274,972
7.25%, 02/01/18 (h)	750,000	871,294
Citigroup, Inc.
5.25%, 02/27/12 (h)	750,000	786,902
8.50%, 05/22/19 (h)	300,000	346,757
CoBank ACB
7.88%, 04/16/18 (c)(h)	1,000,000	1,068,829
Goldman Sachs Group, Inc.
7.50%, 02/15/19	500,000	573,202
JPMorgan Chase & Co.
6.30%, 04/23/19	500,000	555,450
Merrill Lynch & Co., Inc.
0.45%, 04/26/10 (a)	1,500,000	1,486,963
Morgan Stanley
6.75%, 04/15/11 (b)	323,000	341,341
4.75%, 04/01/14	500,000	508,711
6.00%, 05/13/14	200,000	216,526
6.00%, 04/28/15	500,000	534,678
7.30%, 05/13/19 (b)	500,000	553,797
Rabobank Nederland
11.00%, 06/30/19 (a)(b)(c)	500,000	635,344
Republic New York Corp.
0.63%, 07/30/10 (a)(b)	2,500,000	2,376,372
Santander S.A.
0.65%, 04/21/10 (a)(c)	3,000,000	3,005,481
Svenska Handelsbanken AB
1.25%, 03/15/10 (a)(c)	1,250,000	1,260,324
Swedbank AB
9.00%, 03/17/10 (a)(b)(c)	3,100,000	3,100,015
Wachovia Bank NA
4.80%, 11/01/14	500,000	519,376
Westpac Banking Corp.
0.55%, 04/21/10 (a)(c)	1,000,000	999,715

		21,643,575

Brokerage 0.7%
BlackRock, Inc.
5.00%, 12/10/19 (b)	500,000	504,279
Jefferies Group, Inc.
8.50%, 07/15/19 (b)	500,000	557,056
Nomura Holdings, Inc.
5.00%, 03/04/15 (g)	300,000	303,345
6.70%, 03/04/20 (g)	900,000	919,872
TD Ameritrade Holding Co.
4.15%, 12/01/14 (b)	500,000	504,666

		2,789,218

Finance Company 1.4%
General Electric Capital Corp.
5.72%, 08/22/11 (b)	2,000,000	2,035,596
5.50%, 01/08/20	1,000,000	1,007,515
International Lease Finance Corp.
5.63%, 09/15/10	1,500,000	1,483,321
SLM Corp.
4.50%, 07/26/10	1,000,000	1,003,416

		5,529,848

Insurance 3.2%
Coventry Health Care, Inc.
5.88%, 01/15/12	3,500,000	3,593,387
Highmark, Inc.
6.80%, 08/15/13 (b)(c)	1,000,000	1,086,145
Lincoln National Corp.
6.25%, 02/15/20 (b)	850,000	888,088
MetLife, Inc.
7.72%, 02/15/19 (b)(h)	250,000	291,169
Oil Insurance Ltd.
7.56%, 06/30/11 (a)(b)(c)(h)	1,000,000	847,469
Pricoa Global Funding I
1.06%, 03/04/10 (a)(c)	2,000,000	2,001,164

26 See financial notes

 Schwab Premier Income Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date*	($)	($)
Travelers Co., Inc.
5.90%, 06/02/19 (b)	100,000	109,950
UnitedHealth Group, Inc.
1.55%, 05/07/10 (a)	1,350,000	1,354,605
ZFS Finance USA Trust I
6.15%, 12/15/10 (a)(b)(c)(h)	2,000,000	1,930,000

		12,101,977

Real Estate Investment Trust 0.7%
Digital Realty Trust LP
5.88%, 02/01/20 (b)(c)	1,000,000	990,611
Simon Property Group, Inc.
6.75%, 05/15/14 (b)	1,000,000	1,109,149
Ventas Realty LP
6.50%, 06/01/16 (b)	500,000	501,250

		2,601,010

		44,665,628

Industrial 13.6%

Basic Industry 1.1%
Airgas, Inc.
7.13%, 10/01/18 (b)(c)(h)	1,000,000	1,105,000
Rio Tinto Finance (USA) Ltd.
9.00%, 05/01/19 (b)(h)	1,000,000	1,298,050
The Dow Chemical Co.
7.60%, 05/15/14 (b)(h)	500,000	571,719
8.55%, 05/15/19 (b)(h)	1,000,000	1,210,921

		4,185,690

Capital Goods 1.0%
Allied Waste North America, Inc.
7.25%, 03/15/15 (b)	1,000,000	1,039,849
BAE Asset Systems 2001 Asset Trust
6.66%, 09/15/13 (c)(i)	1,277,565	1,357,158
Ball Corp.
7.13%, 09/01/16 (b)	250,000	260,625
Tyco International Finance S.A.
8.50%, 01/15/19 (b)	100,000	125,564
Waste Management, Inc.
7.38%, 03/11/19 (b)	850,000	994,136

		3,777,332

Communications 2.4%
AT&T, Inc.
6.70%, 11/15/13 (b)(h)	400,000	456,020
British Sky Broadcasting Group PLC
9.50%, 11/15/18 (b)(c)(h)	500,000	650,170
CBS Corp.
8.20%, 05/15/14 (b)(h)	500,000	577,998
8.88%, 05/15/19 (b)(h)	500,000	594,764
News America Holdings, Inc.
9.25%, 02/01/13 (h)	500,000	591,889
News America, Inc.
7.25%, 05/18/18	650,000	754,776
Qwest Corp
8.38%, 05/01/16 (b)	500,000	550,000
Sprint Nextel Corp.
0.65%, 03/28/10 (a)	3,000,000	2,974,257
Time Warner Entertainment Co. LP
10.15%, 05/01/12	480,000	557,515
Verizon Communications, Inc.
8.75%, 11/01/18 (b)	500,000	631,735
Verizon Wireless Capital LLC
2.85%, 05/20/10 (a)	1,000,000	1,031,381

		9,370,505

Consumer Cyclical 3.5%
CVS Caremark Corp.
0.56%, 03/01/10 (a)(b)	2,000,000	2,000,880
5.88%, 01/10/28 (b)	1,796,425	1,789,798
6.04%, 12/10/28 (b)	692,733	693,810
DR Horton, Inc.
7.88%, 08/15/11	1,000,000	1,055,000
Ford Motor Credit Co. LLC
9.75%, 09/15/10	2,000,000	2,050,282
Historic TW, Inc.
6.88%, 06/15/18	350,000	399,175
International Game Technology
7.50%, 06/15/19	500,000	571,297
JC Penney Corp., Inc.
8.00%, 03/01/10	3,000,000	3,000,000
PACCAR, Inc.
6.88%, 02/15/14 (b)	200,000	230,502
Royal Caribbean Cruises Ltd.
8.75%, 02/02/11	1,500,000	1,563,750
Viacom, Inc.
5.75%, 04/30/11 (b)	100,000	104,587

		13,459,081

Consumer Non-Cyclical 3.5%
DaVita, Inc.
7.25%, 03/15/15 (b)	1,000,000	1,008,750
Medco Health Solutions, Inc.
6.13%, 03/15/13 (b)(h)	500,000	549,570
PepsiCo, Inc.
7.90%, 11/01/18 (b)	500,000	626,338
Reynolds American, Inc.
0.95%, 03/15/10 (a)(b)	3,000,000	2,989,743
7.63%, 06/01/16 (b)	2,200,000	2,486,491
Stater Brothers Holdings
8.13%, 06/15/12 (b)	3,000,000	3,030,000
Universal Health Services, Inc.
6.75%, 11/15/11 (b)	1,000,000	1,068,861
7.13%, 06/30/16 (b)(h)	1,000,000	1,134,313
Watson Pharmaceuticals, Inc.
6.13%, 08/15/19 (b)	500,000	532,057

		13,426,123

Energy 0.8%
Apache Corp.
6.90%, 09/15/18 (b)(h)	100,000	118,681
Baker Hughes, Inc.
6.50%, 11/15/13 (b)(h)	100,000	115,431
7.50%, 11/15/18 (b)(h)	100,000	121,512
ConocoPhillips
4.60%, 01/15/15 (b)	1,500,000	1,620,933
Husky Energy, Inc.
7.25%, 12/15/19 (b)	250,000	292,065
Valero Energy Corp.
9.38%, 03/15/19 (b)	300,000	361,012
Weatherford International Ltd.
9.63%, 03/01/19 (b)	250,000	319,019

		2,948,653

See financial notes 27

 Schwab Premier Income Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date*	($)	($)

Technology 1.2%
Affiliated Computer Services, Inc.
4.70%, 06/01/10 (b)	2,000,000	2,015,000
Seagate Technology International
10.00%, 05/01/14 (b)(c)	500,000	570,625
Xerox Corp.
7.13%, 06/15/10 (b)(h)	1,000,000	1,015,685
8.25%, 05/15/14 (b)	800,000	943,121

		4,544,431

Transportation 0.1%
Burlington Northern Santa Fe Corp.
7.00%, 02/01/14 (b)(h)	100,000	115,709
Union Pacific Corp.
5.75%, 11/15/17 (b)	200,000	217,792

		333,501

		52,045,316

Utilities 2.4%

Electric 1.5%
Appalachian Power Co.
7.95%, 01/15/20 (b)(h)	400,000	492,112
Dominion Resources, Inc.
8.88%, 01/15/19 (b)(h)	125,000	159,669
DTE Energy Co.
7.63%, 05/15/14 (b)(h)	800,000	922,120
Nevada Power Co.
6.50%, 04/15/12 (b)(h)	1,000,000	1,088,619
7.13%, 03/15/19 (b)	500,000	569,907
Nisource Finance Corp.
10.75%, 03/15/16 (b)	400,000	513,308
Pacific Gas & Electric Co.
8.25%, 10/15/18 (b)	500,000	617,814
Southern Co.
0.65%, 04/21/10 (a)	1,500,000	1,507,140

		5,870,689

Natural Gas 0.9%
CenterPoint Energy Resources Corp.
6.00%, 05/15/18 (b)(h)	708,000	744,490
Energy Transfer Partners LP
8.50%, 04/15/14 (b)(h)	500,000	585,726
Enterprise Products Operating LLC
9.75%, 01/31/14 (b)(h)	100,000	121,974
8.38%, 08/01/16 (a)(b)	500,000	506,245
Ferrellgas Partners LP
9.13%, 10/01/17 (b)	1,000,000	1,050,000
Kinder Morgan Energy Partners LP
5.63%, 02/15/15 (b)(h)	300,000	327,811

		3,336,246

		9,206,935

Total Corporate Bonds (Cost $99,359,059)		105,917,879

Asset-Backed Obligations 4.3% of net assets

ACE Securities Corp.
Series 2003-HS1 Class M3
3.98%, 03/25/10 (a)(b)(h)	1,500,000	868,161
Aegis Asset Backed Securities Trust
Series 2006-1 Class A1
0.31%, 03/25/10 (a)(b)(h)	36,783	36,217
Ameriquest Mortgage Securities, Inc.
Series 2003-11 Class M5
3.48%, 03/25/10 (a)(b)(h)	118,943	21,756
Amortizing Residential Collateral Trust
Series 2002-BC4 Class A
0.81%, 03/25/10 (a)(b)	1,269	1,162
Series 2002-BC7 Class M1
1.03%, 03/25/10 (a)(b)(h)	469,505	239,879
Asset Backed Funding Certificates
Series 2005-HE1 Class M2
0.67%, 03/25/10 (a)(b)(h)	400,000	253,281
Bear Stearns Asset Backed Securities
Series 2005-HE3 Class M1
0.66%, 03/25/10 (a)(b)(h)	68,356	66,580
Citifinancial Mortgage Securities, Inc.
Series 2004-1 Class AF2
2.65%, 03/01/10 (a)(b)(h)	11,208	11,149
Citigroup Mortgage Loan Trust, Inc.
Series 2004-OPTI Class M5
1.28%, 03/25/10 (a)(b)	1,559,043	932,060
Series 2004-OPTI Class M6
1.31%, 03/25/10 (a)(b)(h)	1,566,336	366,300
Countrywide Loan
Series 2002-3 Class M2
2.25%, 03/25/10 (a)(b)(h)	390,085	114,342
CS First Boston Mortgage Securities Corp.
Series 2001-HE30 Class MF2
8.26%, 03/01/10 (a)(b)(h)	1,825,537	626,820
First Franklin Mortgage Loan
Series 2002-FF1 Class M1
1.28%, 03/25/10 (a)(b)(h)	1,234,540	497,488
Fremont Home Loan Trust
Series 2004-A Class M1
1.05%, 03/25/10 (a)(b)	2,028,473	1,446,200
Long Beach Mortgage Loan Trust
Series 2004-2 Class M2
1.31%, 03/25/10 (a)(b)	1,159,924	828,317
Series 2004-1 Class M6
2.33%, 03/25/10 (a)(b)(h)	581,782	240,515
Morgan Stanley ABS Capital I
Series 2004-NC8 Class M4
1.23%, 03/25/10 (a)(b)	608,452	431,340
Morgan Stanley Dean Witter Capital I
Series 2002-AM3 Class M2
3.23%, 03/25/10 (a)(b)(h)	931,629	311,042
Novastar Home Equity Loan
Series 2004-4 Class M1
1.16%, 03/25/10 (a)(b)(h)	339,262	338,557
Option One Mortgage Loan Trust
Series 2005-1 Class M2
0.77%, 03/25/10 (a)(b)	1,595,352	551,203
Series 2003-2 Class M1
1.20%, 03/25/10 (a)(b)(h)	1,240,242	499,101
Series 2002-1 Class M1
1.35%, 03/25/10 (a)(b)(h)	149,710	82,056
Series 2002-4 Class M2
1.92%, 03/25/10 (a)(b)(h)	336,586	225,290

28 See financial notes

 Schwab Premier Income Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date*	($)	($)
Park Place Securities, Inc.
Series 2005-WLL1 Class M1
0.65%, 03/25/10 (a)(b)(h)	2,000,000	1,920,163
Series 2004-WCW1 Class M1
0.86%, 03/25/10 (a)(b)(h)	2,399,427	2,313,715
Series 2004-MHQ1 Class M1
0.93%, 03/25/10 (a)(b)(h)	1,000,000	955,781
Structured Asset Securities Corp.
Series 2005-2XS Class 1A5A
4.72%, 03/01/10 (a)(b)(h)	1,775,524	1,500,680
Series 1998-2 Class M1
1.33%, 03/25/10 (a)(b)(h)	1,120,769	1,056,537

Total Asset-Backed Obligations (Cost $16,909,669)		16,735,692

Mortgage-Backed Securities 32.1% of net assets

Collateralized Mortgage Obligations 6.7%
ABN Amro Mortgage Corp.
Series 2003-2 Class 2A1
0.73%, 03/01/10 (a)(b)	515,418	469,805
Series 2003-9 Class A1
4.50%, 08/25/18 (b)	231,202	235,063
Banc of America Alternative Loan Trust
Series 2005-2 Class CB
5.50%, 03/25/35 (b)(e)(h)	6,078,292	883,354
Series 2005-5 Class CB
5.50%, 06/25/35 (b)(e)(h)	3,255,535	451,037
Banc of America Mortgage Securities, Inc.
Series 2004-4 Class 2A1
5.50%, 05/25/34 (b)	1,021,603	1,020,593
Chase Mortgage Finance Corp.
Series 2003-S13 Class A16
5.00%, 11/25/33 (b)	2,264,376	2,259,956
Countrywide Alternative Loan Trust
Series 2004-29CB Class A6
4.00%, 01/25/35 (b)	140,106	137,332
CS First Boston Mortgage Securities Corp.
Series 2003-23 Class 7A1
5.00%, 09/25/18 (b)(h)	2,876,147	2,881,816
Series 2004-7 Class 6A1
5.25%, 10/25/19 (b)	2,735,945	2,781,011
Series 2004-1 Class 1A1
5.75%, 02/25/34 (b)	675,341	668,858
GSAA Home Equity Trust
Series 2004-NC1 Class AF6
4.76%, 03/01/10 (a)(b)(h)	1,711,088	1,605,937
Impac CMB Trust
Series 2004-5 Class 1A1
0.59%, 03/25/10 (a)(b)(h)	480,636	355,852
MASTR Asset Securitization Trust
Series 2003-11 Class 6A8
0.73%, 03/25/10 (a)(b)	1,816,504	1,685,353
Series 2003-6 Class 9A1
4.25%, 07/25/33 (b)(h)	204,908	202,008
Residential Accredit Loans, Inc.
Series 2002-QS18 Class M1
5.50%, 12/25/17 (b)	189,004	142,079
Series 2003-QS1 Class A2
5.75%, 01/25/33 (b)	528,255	528,376
Residential Asset Securitization Trust
Series 2003-A1 Class A1
4.25%, 02/25/33 (b)	1,508,819	1,508,652
Structured Asset Securities Corp.
Series 2004-3 Class 3A1
5.50%, 03/25/19 (b)	324,251	316,666
Series 2005-6 Class 4A1
5.00%, 05/25/35 (b)	1,757,995	1,702,270
WAMU Mortgage Pass-Through Certificates
Series 2003-S10 Class A5
5.00%, 10/25/18 (b)	396,770	397,671
Series 2003-S9 Class A6
5.25%, 10/25/33 (b)	3,000,000	3,033,304
Series 2004-S3 Class 1A1
5.00%, 07/25/34 (b)	2,496,824	2,516,215

		25,783,208

U.S. Government Agency Mortgages 25.4%
Fannie Mae
6.00%, 02/01/15 to 11/01/34	11,110,729	11,863,125
5.00%, 10/25/15 to 05/25/29	1,330,435	1,364,303
9.75%, 07/01/16	3,495	3,831
7.00%, 11/15/16 to 01/01/35	956,786	1,060,841
4.00%, 03/25/17 to 06/25/17	2,464,396	2,535,203
4.50%, 03/25/17 to 04/25/30	3,687,266	3,795,179
6.50%, 12/01/19 to 08/01/26	931,678	1,007,269
4.50%, 11/01/20 (e)(h)	8,634,222	879,918
4.25%, 06/25/21	312,738	321,378
6.50%, 07/01/21 (h)	75,436	81,743
5.50%, 10/01/22 to 05/01/27	5,967,618	6,333,669
5.25%, 10/25/30	618,976	636,531
6.00%, 07/01/37 (h)	12,539,516	13,319,876
Freddie Mac
3.50%, 05/01/11 (h)	28,346	28,836
5.38%, 10/15/11 (b)	294,424	305,367
4.25%, 08/15/12 (b)	2,768,328	2,810,431
4.50%, 07/01/13 to 09/01/15 (h)	29,829	30,856
4.50%, 07/01/13 to 06/01/19	312,116	329,534
6.50%, 10/01/13 to 04/01/26	1,646,367	1,786,622
4.50%, 01/15/15 to 10/15/28 (b)	20,881,704	21,314,872
4.00%, 05/15/16 to 02/15/17 (b)	2,920,050	2,981,660
5.00%, 05/15/16	5,517,226	5,656,202
5.00%, 05/15/16 to 09/15/27 (b)	2,126,780	2,151,692
6.00%, 06/01/16 to 08/01/22	853,658	926,765
6.00%, 09/15/16 to 01/15/22 (b)	5,725,478	5,879,174
3.80%, 01/15/18 (b)	508,629	520,535

See financial notes 29

 Schwab Premier Income Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date*	($)	($)
5.50%, 02/01/23	258,413	275,386
5.50%, 02/15/23 (b)(e)(h)	36,359	44
5.50%, 07/15/24 to 01/15/29 (b)	6,810,438	6,909,358
3.50%, 05/15/26 (b)	439,452	445,315
Ginnie Mae
7.63%, 08/15/28	183,268	208,580
7.38%, 09/15/28 to 02/15/30	527,440	593,804
7.13%, 02/15/29 to 03/15/29	296,829	331,816
7.00%, 04/15/29	426,678	476,822
7.25%, 04/15/29	124,338	139,537

		97,306,074

Total Mortgage-Backed Securities (Cost $122,062,475)		123,089,282

Commercial Mortgage Backed Securities 2.0% of net assets

Bear Stearns Commercial Mortgage Securities
Series 2005-PW10 Class A4
5.41%, 03/01/10 (a)(b)(h)	3,230,000	3,325,236
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9 Class A4
5.44%, 03/10/39 (b)	2,000,000	1,904,095
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2003-ML1A Class A1
3.97%, 03/12/39 (b)	145,883	148,720
Series 2005-LDP5 Class A2
5.20%, 12/15/44 (b)(h)	1,400,000	1,429,733
LB-UBS Commercial Mortgage Trust
Series 2006-C3 Class A3
5.69%, 03/11/10 (a)(b)(h)	710,000	736,043

Total Commercial Mortgage Backed Securities (Cost $6,911,857)		7,543,827

U.S. Government and Government Agencies 31.0% of net assets

U.S. Government Agency Guaranteed 2.5%
Bank of America Corp., (FDIC Insured)
2.10%, 04/30/12 (f)(h)	4,000,000	4,087,520
Regions Bank, (FDIC Insured)
3.25%, 12/09/11 (f)	5,000,000	5,212,740

		9,300,260

U.S. Government Agency Securities 5.2%
Fannie Mae
2.13%, 04/15/11 (b)	4,000,000	4,007,436
1.00%, 11/23/11	5,000,000	5,025,670
2.50%, 03/19/12 (b)	5,000,000	5,005,705
Federal Farm Credit Bank
3.00%, 09/22/14	1,000,000	1,024,759
Freddie Mac
2.20%, 12/17/13 (b)(g)	5,000,000	4,970,660

		20,034,230

U.S. Treasury Obligations 23.3%
U.S. Treasury Notes
1.38%, 02/15/13	25,000,000	25,046,900
2.75%, 10/31/13	3,900,000	4,051,433
2.63%, 07/31/14	4,000,000	4,103,440
2.38%, 09/30/14	1,850,000	1,872,981
2.38%, 10/31/14	4,000,000	4,044,376
2.63%, 12/31/14	7,230,000	7,371,780
2.25%, 01/31/15	25,000	25,015
3.25%, 07/31/16	6,500,000	6,658,444
3.00%, 09/30/16	2,700,000	2,713,503
2.75%, 11/30/16	5,000,000	4,933,205
3.25%, 12/31/16	15,000,000	15,236,730
3.38%, 11/15/19	13,700,000	13,465,607

		89,523,414

Total U.S. Government and Government Agencies (Cost $118,055,143)		118,857,904

Foreign Securities 1.3% of net assets

Foreign Agencies 0.7%

Mexico 0.7%
Pemex Finance Ltd.
9.03%, 02/15/11	2,000,000	2,057,000
Petroleos Mexicanos
4.83%, 03/15/15 (b)	500,000	510,750
8.00%, 05/03/19 (b)	100,000	116,500

		2,684,250

Foreign Local Government 0.4%

Canada 0.4%
Province of Ontario Canada
0.40%, 05/19/10 (a)	1,500,000	1,502,894

Supranational 0.2%
Inter-American Development Bank
3.00%, 04/22/14	1,000,000	1,031,799

Total Foreign Securities (Cost $5,192,442)		5,218,943

	Number	Value
Security	of Shares	($)

Preferred Stock 1.0% of net assets

HJ Heinz Finance Co. (c)	15	1,589,062

30 See financial notes

 Schwab Premier Income Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Public Service Electric & Gas Co (b)	23,470	2,436,773

Total Preferred Stock (Cost $3,971,529)		4,025,835

Other Investment Company 1.3% of net assets

State Street Institutional Liquid Reserves Fund - Institutional Class	5,017,996	5,017,996

Total Other Investment Company (Cost $5,017,996)		5,017,996

Issuer	Face Amount	Value
Rate, Maturity Date*	($)	($)

Short-Term Investments 0.2% of net assets

U.S. Treasury Obligations 0.2%
U.S. Treasury Bills
0.05%, 03/25/10 (d)	100,000	99,997
0.09%, 05/06/10 (d)	130,000	129,977
0.49%, 07/01/10 (d)	500,000	499,785

Total Short-Term Investments (Cost $729,155)		729,759

End of Investments.

At 02/28/10, the tax basis cost of the fund’s investments was $378,332,677 and the unrealized appreciation and depreciation were $12,200,456 and ($3,396,016), respectively, with a net unrealized appreciation of $8,804,440.

*	See Glossary for definition of maturity.
(a)	Variable-rate security.
(b)	Callable security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $22,197,112 or 5.8% of net assets.
(d)	All or a portion of this security is held as collateral for futures contracts.
(e)	Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.
(f)	This debt is guaranteed under the FDIC Temporary Liquidity Guarantee Program, and the FDIC has stated that this debt is backed by the full faith and credit of the United States.
(g)	Delayed-delivery security.
(h)	All or a portion of this security is held as collateral for delayed-delivery securities.
(i)	Credit-enhanced security.

In addition to the above, the fund held the following at 02/28/10.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contracts

2 Years, Long, U.S. Treasury Note, expires 06/30/10	140	30,441,250	19,581
5 Years, Long, U.S. Treasury Note, expires 06/30/10	135	15,651,563	71,550

Net unrealized gains			91,131

See financial notes 31

 Schwab Premier Income Fund

Statement of
Assets and Liabilities
As of February 28, 2010; unaudited.

Assets

Investments, at value (cost $378,209,325)		$387,137,117
Receivables:
Interest		2,840,255
Fund shares sold		848,433
Due from broker for futures		41,576
Prepaid expenses	+	1,948

Total assets		390,869,329

Liabilities

Payables:
Investments bought		6,194,677
Investment adviser and administrator fees		8,952
Shareholder services fees to affiliate		7,889
Fund shares redeemed		63,693
Distributions to shareholders		670,184
Accrued expenses	+	35,856

Total liabilities		6,981,251

Net Assets

Total assets		390,869,329
Total liabilities	−	6,981,251

Net assets		$383,888,078

Net Assets by Source
Capital received from investors		380,509,231
Distribution in excess of net investment income		(402,170)
Net realized capital losses		(5,237,906)
Net unrealized capital gains		9,018,923

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$383,888,078		37,715,482		$10.18

32 See financial notes

 Schwab Premier Income Fund

Statement of
Operations
For September 1, 2009 through February 28, 2010; unaudited

Investment Income

Interest		$10,355,029
Dividends	+	64,550

Total investment income		10,419,579

Expenses

Investment adviser and administrator fees		480,425
Shareholder service fees		400,354
Transfer agent fees		14,592
Portfolio accounting fees		33,464
Registration fees		23,150
Professional fees		21,018
Shareholder reports		9,843
Custodian fees		7,562
Trustees’ fees		4,727
Interest expense		2
Other expenses	+	9,896

Total expenses		1,005,033
Expense reduction by adviser and Schwab	−	14,592
Custody credits	−	6

Net expenses	−	990,435

Net investment income		9,429,144

Realized and Unrealized Gains (Losses)

Net realized gains on investments		6,008,733
Net realized gains on futures contracts	+	290,079

Net realized gains		6,298,812
Net unrealized gains on investments		3,530,514
Net unrealized losses on futures contracts	+	(35,776)

Net unrealized gains	+	3,494,738

Net realized and unrealized gains		9,793,550

Net increase in net assets resulting from operations		$19,222,694

See financial notes 33

 Schwab Premier Income Fund

Statement of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

9/1/09-2/28/10			9/1/08-8/31/09
Net investment income		$9,429,144	$15,837,880
Net realized gains (losses)		6,298,812	(8,374,461)
Net unrealized gains	+	3,494,738	7,099,893

Increase in net assets from operations		19,222,694	14,563,312

Distributions to shareholders[1]

Distribution from net investment income
Investor Shares		—	3,563,204
Select Shares		—	8,223,869
Institutional Shares	+	10,069,943	3,966,540

Total distributions from net investment income		$10,069,943	$15,753,613

Transactions in Fund Shares1

		9/1/09-2/28/10		9/1/08-8/31/09
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		—	$—	1,475,907	$13,935,674
Select Shares		—	—	2,665,497	25,307,297
Institutional Shares	+	14,135,351	141,996,902	23,045,950	224,336,072

Total shares sold		14,135,351	$141,996,902	27,187,354	$263,579,043

Shares Reinvested
Investor Shares		—	$—	244,028	$2,308,327
Select Shares		—	—	523,855	4,954,124
Institutional Shares	+	492,899	4,956,874	161,286	1,551,611

Total shares reinvested		492,899	$4,956,874	929,169	$8,814,062

Shares Redeemed
Investor Shares		—	$—	(7,598,542)	($73,698,815)
Select Shares		—	—	(17,312,078)	(167,782,615)
Institutional Shares	+	(3,280,707)	(32,981,610)	(1,524,111)	(14,560,234)

Total shares redeemed		(3,280,707)	($32,981,610)	(26,434,731)	($256,041,664)

Net transactions in fund shares		11,347,543	$113,972,166	1,681,792	$16,351,441

Shares Outstanding and Net Assets

		9/1/09-2/28/10		9/1/08-8/31/09
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		26,367,939	$260,763,161	24,686,147	$245,602,021
Total increase	+	11,347,543	123,124,917	1,681,792	15,161,140

End of period		37,715,482	$383,888,078	26,367,939	$260,763,161

Distribution in excess of net investment income / Net investment income not yet distributed			($402,170)		$238,629

[1]	Effective August 10, 2009, all outstanding Investor Shares (5,867,514 shares valued at $57,276,916) and Select Shares (12,951,452 shares valued at $126,408,759) were converted into Institutional Shares.

34 See financial notes

Schwab Total Bond Market Fund™

Financial Statements

Financial Highlights

	9/1/09–		9/1/08–	9/1/07–	9/1/06–	9/1/05–	9/1/04–
	2/28/10*		8/31/09	8/31/08	8/31/07	8/31/06	8/31/05

Per-Share Data ($)

Net asset value at beginning of period	8.96		9.16	9.72	9.76	10.10	10.15

Income (loss) from investment operations:
Net investment income (loss)	0.15		0.37	0.48	0.51	0.47	0.35
Net realized and unrealized gains (losses)	0.11		(0.20)	(0.56)	(0.04)	(0.31)	0.08

Total from investment operations	0.26		0.17	(0.08)	0.47	0.16	0.43
Less distributions:
Distributions from net investment income	(0.16)		(0.37)	(0.48)	(0.51)	(0.47)	(0.36)
Distributions from net realized gains	—		—	—	—	(0.03)	(0.12)

Total distributions	(0.16)		(0.37)	(0.48)	(0.51)	(0.50)	(0.48)

Net asset value at end of period	9.06		8.96	9.16	9.72	9.76	10.10

Total return (%)	2.92	[1]	2.04	(0.91)	4.90	1.66	4.31

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.55	[2]	0.55	0.52	0.53	0.53	0.54
Gross operating expenses	0.61	[2]	0.63	0.52	0.53	0.53	0.54
Net investment income (loss)	3.43	[2]	4.18	5.03	5.16	4.68	3.49
Portfolio turnover rate	102	[1]	472	433	311	221	221
Net assets, end of period ($ x 1,000,000)	927		912	1,260	1,534	1,233	1,195

*	Unaudited.
[1]	Not annualized
[2]	Annualized.

See financial notes 35

 Schwab Total Bond Market Fund

Portfolio Holdings as of February 28, 2010 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

			Cost	Value
Holdings by Category			($)	($)

	36.1%	Mortgage-Backed Securities	325,133,479	335,038,193
	18.4%	Corporate Bonds	157,866,300	170,422,023
	37.4%	U.S. Government and Government Agencies	341,266,743	346,517,674
	3.3%	Commercial Mortgage Backed Securities	28,472,645	30,249,447
	0.4%	Asset-Backed Obligations	3,170,103	3,353,738
	3.8%	Foreign Securities	34,273,773	35,282,958
	0.5%	Municipal Bonds	4,978,321	4,844,422
	1.2%	Other Investment Company	11,373,628	11,373,628
	—%	Short-Term Investment	99,997	99,997

	101.1%	Total Investments	906,634,989	937,182,080
(1	.1)%	Other Assets and Liabilities, Net		(9,873,012)

	100.0%	Net Assets		927,309,068

Security	Face Amount	Value
Rate, Maturity Date*	($)	($)

Mortgage-Backed Securities 36.1% of net assets

U.S. Government Agency Mortgages 36.1%
Fannie Mae
2.97%, 03/01/10 (a)	1,930,477	1,990,185
3.96%, 03/01/10 (a)(f)	3,744,985	3,820,204
5.50%, 12/01/13 to 11/01/36 (f)	26,409,517	27,977,636
5.00%, 12/01/17 to 12/01/39	35,581,390	37,211,194
4.00%, 07/01/18 (f)	1,713,256	1,788,974
4.50%, 07/01/19 to 09/01/39	39,180,183	40,016,470
5.00%, 07/01/23 to 06/01/36 (f)	12,181,683	12,700,104
5.50%, 07/01/23 to 09/01/38	35,926,962	37,935,281
4.00%, 04/01/24 to 04/01/39	15,093,275	14,990,166
6.00%, 09/01/24 to 12/01/37	29,412,769	31,310,933
6.50%, 08/01/26 to 11/01/37	7,535,226	8,057,051
6.50%, 02/01/32 to 11/01/37 (f)	5,355,970	5,771,000
7.00%, 04/01/37	3,445,181	3,708,304
Fannie Mae TBA
4.50%, 04/01/40	2,000,000	2,018,124
5.00%, 04/01/40	1,000,000	1,033,594
Freddie Mac
5.56%, 03/01/10 (a)	2,480,231	2,579,387
5.62%, 03/01/10 (a)	6,969,120	7,415,126
6.00%, 04/01/15 to 12/01/32 (f)	3,861,992	4,177,726
4.50%, 05/01/19 to 08/01/39	12,231,247	12,703,262
5.00%, 06/01/23 to 11/01/35	11,295,771	11,785,475
4.00%, 07/01/24 to 08/01/29	4,873,521	4,979,555
6.00%, 05/01/32 to 10/01/38	6,895,133	7,451,094
Ginnie Mae
5.00%, 10/20/21 to 07/15/39	9,864,156	10,336,144
4.50%, 05/15/24 to 05/15/39	12,394,569	12,649,442
7.50%, 03/15/32 (f)	490,065	554,326
6.00%, 05/15/32 to 08/15/38	5,331,144	5,725,286
5.50%, 04/15/33 to 11/15/38	10,357,188	10,995,940
7.00%, 06/15/33 (f)	506,620	570,189
4.00%, 06/20/39 to 07/20/39	1,419,663	1,402,743
6.50%, 08/15/39	1,859,542	1,999,215
Ginnie Mae TBA
5.00%, 03/01/40 to 04/01/40	6,000,000	6,239,532
6.00%, 03/01/40 to 04/01/40	2,000,000	2,131,250
4.50%, 04/01/40	1,000,000	1,013,281

Total Mortgage-Backed Securities (Cost $325,133,479)		335,038,193

Corporate Bonds 18.4% of net assets

Finance 6.5%

Banking 4.7%
American Express Bank FSB
5.50%, 04/16/13	1,000,000	1,070,384
Bank of America Corp.
7.38%, 05/15/14 (b)	200,000	225,097
5.63%, 10/14/16	2,000,000	2,046,392
6.00%, 10/15/36	500,000	457,623
Bank of New York Mellon Corp.
4.30%, 05/15/14	600,000	638,348

36 See financial notes

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date*	($)	($)
Barclays Bank PLC
5.00%, 09/22/16	1,000,000	1,022,356
BB&T Capital Trust IV
6.82%, 06/12/37 (a)(b)	1,000,000	890,000
BB&T Corp.
3.38%, 09/25/13	1,000,000	1,026,467
Bear Stearns & Co., Inc.
5.70%, 11/15/14	500,000	549,943
7.25%, 02/01/18	1,250,000	1,452,156
Citigroup, Inc.
6.38%, 08/12/14	4,000,000	4,249,292
8.50%, 05/22/19	200,000	231,171
Countrywide Financial Corp.
6.25%, 05/15/16	1,000,000	1,022,006
Credit Suisse USA, Inc.
5.50%, 05/01/14	1,500,000	1,640,178
5.30%, 08/13/19	1,000,000	1,026,336
Deutsche Bank AG
3.88%, 08/18/14	1,000,000	1,031,109
Goldman Sachs Capital II
5.79%, 06/01/12 (a)(b)	1,500,000	1,203,750
JPMorgan Chase & Co.
5.60%, 06/01/11	250,000	264,542
5.38%, 10/01/12	1,000,000	1,084,269
6.40%, 05/15/38	250,000	271,228
JPMorgan Chase Bank NA
5.88%, 06/13/16	1,500,000	1,605,735
Merrill Lynch & Co., Inc.
5.45%, 02/05/13	2,000,000	2,121,494
Morgan Stanley
6.75%, 04/15/11 (b)	500,000	528,392
4.75%, 04/01/14	1,200,000	1,220,906
6.00%, 05/13/14	300,000	324,789
6.00%, 04/28/15	750,000	802,017
5.45%, 01/09/17 (b)	750,000	765,340
7.30%, 05/13/19 (b)	500,000	553,797
7.25%, 04/01/32 (b)	100,000	112,464
PNC Funding Corp.
4.25%, 09/21/15	600,000	613,673
Royal Bank of Scotland Group PLC
5.05%, 01/08/15	1,000,000	911,397
The Goldman Sachs Group, Inc.
6.60%, 01/15/12	1,000,000	1,085,755
3.63%, 08/01/12	1,000,000	1,038,070
7.50%, 02/15/19	1,000,000	1,146,404
5.95%, 01/15/27 (b)	2,000,000	1,863,914
UBS AG
3.88%, 01/15/15	1,500,000	1,502,002
US Bancorp
2.13%, 02/15/13	600,000	603,110
Wachovia Bank NA
4.88%, 02/01/15	2,000,000	2,081,338
Wells Fargo & Co.
4.38%, 01/31/13	1,000,000	1,052,586
5.63%, 12/11/17	2,000,000	2,110,486

		43,446,316

Brokerage 0.2%
BlackRock, Inc.
5.00%, 12/10/19 (b)	500,000	504,279
Jefferies Group, Inc.
5.50%, 03/15/16 (b)	500,000	498,881
Nomura Holdings, Inc.
5.00%, 03/04/15 (e)	100,000	101,115
6.70%, 03/04/20 (e)	100,000	102,208
TD Ameritrade Holding Co.
4.15%, 12/01/14 (b)	500,000	504,667

		1,711,150

Finance Company 0.7%
General Electric Capital Corp.
3.50%, 08/13/12	1,500,000	1,546,441
5.00%, 01/08/16	2,000,000	2,083,624
6.75%, 03/15/32 (b)	500,000	516,004
6.88%, 01/10/39	500,000	523,898
HSBC Finance Capital Trust IX
5.91%, 11/30/15 (a)(b)	500,000	429,500
HSBC Finance Corp.
7.00%, 05/15/12	750,000	821,924
4.75%, 07/15/13	1,000,000	1,054,271

		6,975,662

Insurance 0.8%
Allstate Life Global Funding Trusts
5.38%, 04/30/13 (f)	700,000	763,546
American International Group, Inc.
5.60%, 10/18/16	1,000,000	828,829
Chubb Corp.
6.00%, 05/11/37 (b)	1,095,000	1,139,245
CNA Financial Corp.
7.35%, 11/15/19 (b)	1,000,000	1,048,202
Lincoln National Corp.
6.25%, 02/15/20 (b)	150,000	156,721
MetLife, Inc.
7.72%, 02/15/19 (b)	750,000	873,507
Protective Life Corp.
7.38%, 10/15/19 (b)	1,000,000	1,061,596
Prudential Financial, Inc.
4.75%, 09/17/15	1,000,000	1,035,390
Travelers Co., Inc.
5.90%, 06/02/19 (b)	400,000	439,800

		7,346,836

Real Estate Investment Trust 0.1%
Simon Property Group LP
5.75%, 12/01/15 (b)(f)	1,000,000	1,073,881

		60,553,845

Industrial 9.9%

Basic Industry 0.9%
ArcelorMittal
7.00%, 10/15/39 (b)	500,000	500,879
Barrick Gold Corp.
6.95%, 04/01/19 (b)	1,000,000	1,152,046
BHP Billiton Finance (USA) Ltd.
5.50%, 04/01/14	800,000	886,112
EI Du Pont de Nemours & Co.
4.75%, 03/15/15 (b)	1,000,000	1,082,036
International Paper Co.
7.30%, 11/15/39 (b)	500,000	534,689
Praxair, Inc.
4.38%, 03/31/14 (b)	350,000	372,935
Rio Tinto Finance (USA) Ltd.
8.95%, 05/01/14 (b)	1,250,000	1,518,167

See financial notes 37

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date*	($)	($)
The Dow Chemical Co.
6.00%, 10/01/12 (b)	500,000	545,792
8.55%, 05/15/19 (b)	600,000	726,553
9.40%, 05/15/39 (b)	100,000	133,030
Vale Overseas Ltd.
6.88%, 11/10/39 (b)	500,000	511,761

		7,964,000

Capital Goods 1.0%
Allied Waste North America, Inc.
7.25%, 03/15/10 (b)	600,000	623,909
Boeing Capital Corp.
3.25%, 10/27/14 (b)	1,000,000	1,018,087
Caterpillar Financial Services Corp.
5.85%, 09/01/17	1,500,000	1,639,185
General Electric Co.
5.25%, 12/06/17	1,000,000	1,051,077
Honeywell International, Inc.
5.00%, 02/15/19 (b)	525,000	550,262
John Deere Capital Corp.
4.90%, 09/09/13 (f)	500,000	549,003
Lockheed Martin Corp.
4.25%, 11/15/19 (b)	250,000	245,102
5.50%, 11/18/39 (b)	250,000	247,990
The Boeing Co.
6.88%, 03/15/39 (b)	200,000	236,206
Tyco International Finance S.A.
8.50%, 01/15/19 (b)	200,000	251,129
United Technologies Corp.
6.13%, 02/01/19 (b)	1,000,000	1,130,260
5.70%, 04/15/40 (b)	500,000	510,472
Waste Management, Inc.
6.38%, 03/11/15 (b)	1,000,000	1,131,436

		9,184,118

Communications 2.2%
America Movil, S.A.B. de CV
5.00%, 10/16/19 (b)(c)	1,000,000	990,318
AT&T, Inc.
4.95%, 01/15/13 (b)	1,000,000	1,080,430
6.55%, 02/15/39 (b)	1,000,000	1,060,065
CBS Corp.
8.20%, 05/15/14 (b)	500,000	577,998
8.88%, 05/15/19 (b)	500,000	594,764
Comcast Corp.
5.70%, 05/15/18 (b)	1,000,000	1,063,962
DirecTV Holdings Financing Co., Inc.
4.75%, 10/01/14 (b)(c)	500,000	523,951
Discovery Communications LLC
5.63%, 08/15/19 (b)	500,000	526,564
France Telecom S.A.
4.38%, 07/08/14 (b)	1,000,000	1,063,254
Grupo Televisa S.A.
6.63%, 03/18/25 (b)	500,000	507,943
New Cingular Wireless Services, Inc.
7.88%, 03/01/11 (b)	500,000	534,823
8.75%, 03/01/31 (b)	500,000	646,108
News America Holdings, Inc.
9.25%, 02/01/13	250,000	295,944
News America, Inc.
6.15%, 03/01/37 (b)	650,000	652,993
Pacific Bell Telephone Co.
7.13%, 03/15/26	1,500,000	1,655,007
Telecom Italia Capital S.A.
7.18%, 06/18/19 (b)	1,000,000	1,106,058
Telefonica Emisiones S.A.U.
5.88%, 07/15/19 (b)	1,000,000	1,057,375
Time Warner Cable, Inc.
5.85%, 05/01/17 (b)	1,500,000	1,615,276
6.75%, 06/15/39 (b)	250,000	266,494
Verizon Communications, Inc.
8.75%, 11/01/18 (b)	2,000,000	2,526,942
Verizon Wireless Capital LLC
3.75%, 05/20/11 (b)	500,000	516,599
Vodafone Group PLC
4.63%, 07/15/18 (b)	1,000,000	994,945

		19,857,813

Consumer Cyclical 0.9%
CVS Caremark Corp.
5.75%, 06/01/17 (b)	500,000	540,056
6.25%, 06/01/27 (b)	100,000	105,245
Historic TW, Inc.
6.88%, 06/15/18	1,000,000	1,140,501
McDonald’s Corp.
5.00%, 02/01/19 (b)	1,000,000	1,061,595
PACCAR, Inc.
6.88%, 02/15/14 (b)	800,000	922,006
Target Corp.
6.00%, 01/15/18 (b)	750,000	842,940
6.35%, 11/01/32 (b)	250,000	267,239
Viacom, Inc.
5.75%, 04/30/11 (b)	500,000	522,933
4.25%, 09/15/15 (b)	1,000,000	1,028,896
Wal-Mart Stores, Inc.
6.20%, 04/15/38 (f)	2,000,000	2,197,502

		8,628,913

Consumer Non-Cyclical 2.5%
Abbott Laboratories
6.00%, 04/01/39 (b)	1,000,000	1,078,964
Amgen, Inc.
5.70%, 02/01/19 (b)	1,000,000	1,087,634
Anheuser-Busch InBev Worldwide, Inc.
3.00%, 10/15/12 (b)	1,000,000	1,028,198
6.80%, 08/20/32 (b)	750,000	838,905
Bottling Group LLC
6.95%, 03/15/14 (b)	500,000	583,496
5.13%, 01/15/19 (b)	500,000	526,913
Coca-Cola Enterprises, Inc.
8.50%, 02/01/12	500,000	568,702
4.50%, 08/15/19 (b)	1,000,000	1,022,006
Diageo Capital PLC
7.38%, 01/15/14 (b)	750,000	883,948
Express Scripts, Inc.
6.25%, 06/15/14 (b)	500,000	560,242
General Mills, Inc.
6.00%, 02/15/12 (b)	500,000	545,032
5.70%, 02/15/17 (b)	1,000,000	1,100,741
Kraft Foods, Inc.
4.13%, 02/09/16	1,000,000	1,019,931
Mead Johnson Nutrition Co.
3.50%, 11/01/14 (b)	1,000,000	1,005,749
5.90%, 11/01/39 (b)	500,000	501,003
Medco Health Solutions, Inc.
6.13%, 03/15/13 (b)(f)	1,000,000	1,099,140

38 See financial notes

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date*	($)	($)
PepsiCo, Inc.
7.90%, 11/01/18 (b)	500,000	626,338
Pfizer, Inc.
5.35%, 03/15/15 (b)	1,000,000	1,112,850
7.20%, 03/15/39 (b)	1,000,000	1,232,391
Philip Morris International, Inc.
5.65%, 05/16/18	500,000	541,357
Procter & Gamble Co.
1.38%, 08/01/12	750,000	754,141
Quest Diagnostics, Inc.
4.75%, 01/30/20 (b)	500,000	495,407
Reynolds American, Inc.
7.25%, 06/01/13 (b)	500,000	555,386
6.75%, 06/15/17 (b)	600,000	648,423
7.25%, 06/15/37 (b)	150,000	155,354
Safeway, Inc.
6.25%, 03/15/14 (b)	600,000	670,736
7.25%, 02/01/31 (b)	150,000	173,059
The Kroger Co.
3.90%, 10/01/15 (b)	1,000,000	1,020,570
Watson Pharmaceuticals, Inc.
5.00%, 08/15/14 (b)	300,000	315,672
6.13%, 08/15/19 (b)	500,000	532,058
Wyeth
6.95%, 03/15/11 (b)	1,000,000	1,061,525
Zimmer Holdings, Inc.
5.75%, 11/30/39 (b)	200,000	201,256

		23,547,127

Energy 1.3%
Anadarko Petroleum Corp.
5.95%, 09/15/16 (b)	500,000	547,438
6.45%, 09/15/36 (b)	200,000	210,361
Apache Corp.
6.90%, 09/15/18 (b)	400,000	474,724
Baker Hughes, Inc.
6.50%, 11/15/13 (b)	100,000	115,431
7.50%, 11/15/18 (b)	400,000	486,048
BP Capital Markets PLC
3.88%, 03/10/15	1,000,000	1,046,274
ConocoPhillips
6.00%, 01/15/20 (b)	1,000,000	1,119,661
Exelon Generation Co., LLC
5.20%, 10/01/19 (b)	1,000,000	1,019,762
Halliburton Co.
7.45%, 09/15/39 (b)	500,000	624,723
Husky Energy, Inc.
7.25%, 12/15/19 (b)	250,000	292,065
Nexen, Inc.
6.20%, 07/30/19 (b)	500,000	542,691
Occidental Petroleum Corp.
7.00%, 11/01/13 (b)	750,000	877,294
Shell International Finance BV
6.38%, 12/15/38 (b)	500,000	560,064
Statoil ASA
2.90%, 10/15/14 (b)	2,000,000	2,033,944
Suncor Energy, Inc.
6.50%, 06/15/38 (b)	500,000	532,005
Valero Energy Corp.
10.50%, 03/15/39 (b)	200,000	265,630
Weatherford International Ltd.
9.63%, 03/01/19 (b)	250,000	319,020
XTO Energy, Inc.
6.75%, 08/01/37 (b)(f)	1,000,000	1,183,033

		12,250,168

Technology 0.7%
Agilent Technologies, Inc.
6.50%, 11/01/17 (b)	1,000,000	1,093,401
Cisco Systems, Inc.
4.45%, 01/15/20 (b)	750,000	750,856
Hewlett-Packard Co.
6.13%, 03/01/14 (b)	700,000	792,049
International Business Machines Corp.
7.63%, 10/15/18 (b)	1,000,000	1,240,096
Microsoft Corp.
4.20%, 06/01/19	500,000	510,939
Nokia OYJ
6.63%, 05/15/39 (b)	500,000	553,505
Oracle Corp.
3.75%, 07/08/14 (b)	1,000,000	1,048,848
Xerox Corp.
5.65%, 05/15/13 (b)(f)	500,000	538,595

		6,528,289

Transportation 0.4%
Burlington Northern Santa Fe Corp.
7.00%, 02/01/14 (b)	700,000	809,962
5.65%, 05/01/17 (b)	1,000,000	1,084,424
Union Pacific Corp.
5.75%, 11/15/17 (b)	700,000	762,271
United Parcel Service, Inc.
6.20%, 01/15/38 (b)	750,000	828,357

		3,485,014

		91,445,442

Utilities 2.0%

Electric 1.3%
Appalachian Power Co.
7.95%, 01/15/20 (b)	600,000	738,167
Dominion Resources, Inc.
8.88%, 01/15/19 (b)	600,000	766,413
Duke Energy Corp.
7.00%, 11/15/18 (b)	1,000,000	1,188,721
FirstEnergy Solutions Corp.
6.80%, 08/15/39 (b)	1,000,000	1,025,118
National Rural Utilities Cooperative Finance Corp.
3.88%, 09/16/15 (b)	1,000,000	1,034,090
Nevada Power Co.
7.13%, 03/15/19 (b)	1,500,000	1,709,721
Nisource Finance Corp.
10.75%, 03/15/16 (b)	500,000	641,635
Ohio Edison Co.
8.25%, 10/15/38 (b)	500,000	652,489
Pacific Gas & Electric Co.
8.25%, 10/15/18 (b)	1,500,000	1,853,442
Pacificorp
6.00%, 01/15/39 (b)	1,000,000	1,063,555
Southern California Edison Co.
5.75%, 03/15/14 (b)	1,500,000	1,684,815

		12,358,166

See financial notes 39

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date*	($)	($)

Natural Gas 0.7%
Energy Transfer Partners LP
9.00%, 04/15/19 (b)	500,000	616,204
Enterprise Products Operating LLC
6.30%, 09/15/17 (b)	1,000,000	1,109,396
Kinder Morgan Energy Partners LP
7.13%, 03/15/12 (b)	500,000	551,691
6.85%, 02/15/20 (b)	500,000	569,067
6.95%, 01/15/38 (b)	500,000	549,044
Magellan Midstream Partners LP
6.40%, 07/15/18 (b)(f)	1,000,000	1,108,026
Sempra Energy
6.00%, 10/15/39 (b)	500,000	499,616
Southern Natural Gas Co.
5.90%, 04/01/17 (b)(c)(f)	1,000,000	1,061,526

		6,064,570

		18,422,736

Total Corporate Bonds (Cost $157,866,300)		170,422,023

U.S. Government and Government Agencies 37.4% of net assets

U.S. Government Agency Guaranteed 1.5%
General Electric Capital Corp., (FDIC Insured)
3.00%, 12/09/11 (d)	2,000,000	2,075,986
JPMorgan Chase & Co., (FDIC Insured)
3.13%, 12/01/11 (d)	3,500,000	3,639,664
Morgan Stanley, (FDIC Insured)
2.25%, 03/13/12 (d)	2,500,000	2,558,830
The Goldman Sachs Group, Inc., (FDIC Insured)
3.25%, 06/15/12 (d)	1,000,000	1,047,484
Wells Fargo & Co., (FDIC Insured)
3.00%, 12/09/11 (d)	4,000,000	4,150,540

		13,472,504

U.S. Government Agency Securities 7.3%
Fannie Mae
1.75%, 03/23/11	2,000,000	2,027,630
3.63%, 08/15/11	2,000,000	2,087,238
2.50%, 03/19/12 (b)	1,000,000	1,001,141
1.75%, 08/10/12	3,000,000	3,038,829
1.88%, 10/29/12 (b)	3,000,000	3,013,614
3.25%, 04/09/13	2,000,000	2,099,536
2.75%, 02/05/14	2,000,000	2,056,160
3.00%, 12/29/14 (b)	3,000,000	3,025,386
4.38%, 10/15/15 (f)	3,000,000	3,244,938
5.38%, 06/12/17	1,000,000	1,128,971
6.63%, 11/15/30 (f)	1,500,000	1,844,808
Federal Farm Credit Bank
0.55%, 04/29/11 (b)	250,000	250,063
3.50%, 10/03/11	500,000	521,299
4.50%, 10/17/12	1,000,000	1,082,568
2.49%, 02/03/14 (b)	500,000	501,504
4.88%, 01/17/17	500,000	547,856
Federal Home Loan Bank
4.85%, 02/04/11	1,000,000	1,040,632
1.63%, 03/16/11	1,000,000	1,012,309
3.63%, 07/01/11	1,000,000	1,039,756
1.05%, 08/18/11 (b)	1,000,000	1,001,093
3.63%, 09/16/11	1,000,000	1,046,048
1.00%, 12/28/11	1,500,000	1,504,909
1.38%, 06/29/12 (b)	2,000,000	2,001,068
1.75%, 08/22/12	1,000,000	1,012,748
1.63%, 11/21/12	500,000	503,311
3.38%, 02/27/13	1,000,000	1,053,494
3.63%, 10/18/13	1,500,000	1,592,752
5.50%, 08/13/14	1,000,000	1,134,164
5.38%, 05/18/16	1,000,000	1,129,056
5.00%, 11/17/17	1,000,000	1,103,692
5.50%, 07/15/36	500,000	541,090
Freddie Mac
5.63%, 03/15/11	1,000,000	1,053,744
2.00%, 03/16/11 (b)	5,000,000	5,002,535
3.88%, 06/29/11	1,500,000	1,565,757
1.13%, 12/15/11	2,000,000	2,009,782
2.13%, 09/21/12	3,000,000	3,063,072
3.75%, 06/28/13	2,000,000	2,136,484
3.00%, 04/21/14 (b)	1,000,000	1,003,337
3.00%, 07/28/14	2,500,000	2,577,200
4.75%, 11/17/15	2,000,000	2,206,110
4.88%, 06/13/18	1,000,000	1,088,497
6.25%, 07/15/32	1,000,000	1,186,906
Tennessee Valley Authority
4.65%, 06/15/35	1,000,000	934,506

		68,015,593

U.S. Treasury Obligations 28.6%
U.S. Treasury Bonds
4.50%, 11/15/15	1,000,000	1,106,641
8.00%, 11/15/21	2,000,000	2,774,688
6.25%, 08/15/23 (f)	1,000,000	1,221,563
6.00%, 02/15/26 (f)	7,000,000	8,403,283
6.13%, 11/15/27	1,000,000	1,221,251
5.50%, 08/15/28	1,000,000	1,142,969
5.25%, 11/15/28	1,000,000	1,111,563
5.25%, 02/15/29 (f)	3,000,000	3,333,753
6.25%, 05/15/30	1,000,000	1,250,157
5.38%, 02/15/31	2,000,000	2,262,814
4.50%, 02/15/36	7,500,000	7,543,365
4.75%, 02/15/37	1,000,000	1,044,063
5.00%, 05/15/37	1,000,000	1,084,532
4.38%, 02/15/38	1,000,000	980,313
4.50%, 05/15/38	1,000,000	1,000,157
3.50%, 02/15/39	1,500,000	1,252,032
4.25%, 05/15/39	1,500,000	1,432,970
4.38%, 11/15/39	2,800,000	2,730,003
4.63%, 02/15/40	1,000,000	1,015,938
U.S. Treasury Notes
0.88%, 03/31/11	6,500,000	6,537,583
0.88%, 04/30/11	4,000,000	4,023,752
0.88%, 05/31/11	2,000,000	2,012,344
4.88%, 05/31/11	1,000,000	1,056,094
1.13%, 06/30/11	2,300,000	2,321,654
5.13%, 06/30/11	1,000,000	1,062,657
1.00%, 07/31/11	2,800,000	2,821,330
4.88%, 07/31/11	4,000,000	4,250,628
5.00%, 08/15/11	2,000,000	2,133,204
1.00%, 08/31/11	3,000,000	3,021,564

40 See financial notes

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date*	($)	($)
1.00%, 09/30/11	3,000,000	3,020,745
4.50%, 09/30/11	1,000,000	1,062,422
1.00%, 10/31/11	3,000,000	3,019,689
1.75%, 11/15/11	3,000,000	3,057,189
0.75%, 11/30/11	2,000,000	2,003,516
1.13%, 12/15/11	2,000,000	2,016,252
1.00%, 12/31/11	3,900,000	3,920,721
0.88%, 01/31/12	14,600,000	14,634,792
1.38%, 02/15/12	2,000,000	2,023,516
4.88%, 02/15/12	2,000,000	2,160,236
1.38%, 03/15/12	2,000,000	2,022,658
1.38%, 04/15/12	2,000,000	2,022,344
1.38%, 05/15/12	5,000,000	5,052,345
1.88%, 06/15/12	2,000,000	2,042,502
1.50%, 07/15/12	5,000,000	5,062,505
1.75%, 08/15/12	1,250,000	1,271,876
4.38%, 08/15/12	1,000,000	1,082,579
1.38%, 09/15/12	2,000,000	2,014,376
1.38%, 10/15/12	6,900,000	6,943,670
1.38%, 11/15/12	4,400,000	4,422,348
4.00%, 11/15/12	1,000,000	1,076,563
1.13%, 12/15/12	9,500,000	9,475,509
1.38%, 01/15/13	2,300,000	2,307,008
1.38%, 02/15/13	5,000,000	5,009,380
3.88%, 02/15/13	1,000,000	1,075,938
2.50%, 03/31/13	1,000,000	1,035,079
3.13%, 04/30/13	1,000,000	1,053,751
3.50%, 05/31/13	1,000,000	1,065,313
3.38%, 06/30/13	1,000,000	1,061,954
3.38%, 07/31/13	1,000,000	1,061,954
4.25%, 08/15/13	2,000,000	2,184,376
3.13%, 08/31/13	2,000,000	2,106,252
3.13%, 09/30/13	2,000,000	2,105,626
2.75%, 10/31/13	1,745,000	1,812,757
4.25%, 11/15/13	2,000,000	2,189,064
2.00%, 11/30/13	2,000,000	2,022,188
1.50%, 12/31/13	2,000,000	1,982,344
1.75%, 01/31/14	1,000,000	998,751
4.00%, 02/15/14	1,000,000	1,086,251
1.88%, 02/28/14	1,000,000	1,001,954
1.75%, 03/31/14	1,000,000	995,313
1.88%, 04/30/14	1,000,000	998,907
4.75%, 05/15/14	1,000,000	1,116,485
2.25%, 05/31/14	700,000	708,969
2.63%, 06/30/14	850,000	872,845
2.63%, 07/31/14	2,000,000	2,051,720
4.25%, 08/15/14	1,000,000	1,098,360
2.38%, 08/31/14	2,575,000	2,612,018
4.25%, 11/15/14	4,000,000	4,386,252
2.13%, 11/30/14	1,300,000	1,298,376
2.63%, 12/31/14	1,530,000	1,560,003
2.25%, 01/31/15	1,050,000	1,050,657
4.00%, 02/15/15	2,000,000	2,167,502
4.13%, 05/15/15	1,000,000	1,088,829
4.25%, 08/15/15	1,000,000	1,092,813
4.50%, 02/15/16	1,000,000	1,103,360
2.63%, 02/29/16	1,000,000	995,938
2.38%, 03/31/16	1,000,000	979,454
2.63%, 04/30/16	1,000,000	992,032
5.13%, 05/15/16	1,000,000	1,136,954
3.25%, 05/31/16	1,000,000	1,026,641
3.25%, 06/30/16	1,000,000	1,025,469
3.25%, 07/31/16	3,000,000	3,073,128
4.88%, 08/15/16	1,000,000	1,123,360
3.00%, 08/31/16	2,100,000	2,115,095
3.00%, 09/30/16	2,000,000	2,010,002
3.13%, 10/31/16	3,000,000	3,033,516
4.63%, 11/15/16	1,000,000	1,106,172
2.75%, 11/30/16	3,000,000	2,959,923
3.25%, 12/31/16	2,000,000	2,031,564
3.13%, 01/31/17	3,700,000	3,726,596
4.63%, 02/15/17	3,000,000	3,314,766
4.50%, 05/15/17	3,000,000	3,285,003
4.75%, 08/15/17	1,000,000	1,110,079
4.25%, 11/15/17	3,000,000	3,217,503
3.50%, 02/15/18	1,000,000	1,017,422
3.88%, 05/15/18	1,000,000	1,039,454
4.00%, 08/15/18	2,000,000	2,091,252
3.75%, 11/15/18	3,000,000	3,071,253
2.75%, 02/15/19	1,500,000	1,415,508
3.38%, 11/15/19	11,400,000	11,204,957
3.63%, 02/15/20	1,000,000	1,002,969

		265,029,577

Total U.S. Government and Government Agencies (Cost $341,266,743)		346,517,674

Commercial Mortgage Backed Securities 3.3% of net assets

Banc of America Commercial Mortgage, Inc.
Series 2005-3 Class AJ
4.77%, 03/01/10 (a)(b)	1,100,000	808,138
Series 2006-1 Class A2
5.33%, 09/10/45 (b)	4,400,000	4,499,585
Series 2006-3 Class AM
5.81%, 03/01/10 (a)(b)	800,000	560,825
Series 2007-1 Class A4
5.45%, 01/15/49 (b)	1,700,000	1,593,127
Bear Stearns Commercial Mortgage Securities
Series 2005-PW10 Class A4
5.41%, 12/11/40 (b)	5,000,000	5,147,424
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1 Class A3
5.22%, 03/01/10 (a)(b)	4,200,000	4,353,564
Credit Suisse Mortgage Capital Certificates
Series 2006-C1 Class AM
5.55%, 03/01/10 (a)(b)	650,000	561,833
Series 2007-C5 Class A3
5.69%, 03/01/10 (a)(b)	315,000	312,338
Series 2007-C5 Class A4
5.70%, 03/01/10 (a)(b)	900,000	756,763
GE Capital Commercial Mortgage Corp.
Series 2007-C1 Class AAB
5.48%, 12/10/49 (b)	135,000	134,973
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9 Class A4
5.44%, 03/10/39 (b)	3,000,000	2,856,143
GS Mortgage Securities Corp II
Series 2006-GG6 Class A4
5.55%, 03/01/10 (a)(b)	1,100,000	1,083,012
Series 2006-GG8 Class AJ
5.62%, 11/10/39 (b)	1,750,000	895,922

See financial notes 41

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date*	($)	($)
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2006-LDP9 Class A2S
5.30%, 05/15/47 (b)	1,000,000	1,028,189
Series 2007-LD12 Class A2
5.83%, 02/15/51 (b)	75,000	78,067
Series 2007-LD12 Class A3
5.99%, 03/01/10 (a)(b)	2,000,000	2,019,793
LB-UBS Commercial Mortgage Trust
Series 2005-C3 Class AJ
4.84%, 07/15/40 (b)	241,000	191,169
Merrill Lynch Mortgage Trust
Series 2005-LC1 Class AM
5.26%, 03/01/10 (a)(b)	700,000	648,075
Morgan Stanley Capital I
Series 2007-IQ14 Class AAB
5.65%, 03/01/10 (a)(b)	2,690,000	2,720,507

Total Commercial Mortgage Backed Securities (Cost $28,472,645)		30,249,447

Asset-Backed Obligations 0.4% of net assets

Chase Issuance Trust
Series 2007-A17 Class A
5.12%, 10/15/14 (b)(f)	1,900,000	2,067,483
Series 2008-A4 Class A4
4.65%, 03/15/15 (b)	700,000	755,544
Nissan Auto Receivables Owner Trust
Series 2008-B Class A4
5.05%, 11/17/14 (b)(f)	500,000	530,711

Total Asset-Backed Obligations (Cost $3,170,103)		3,353,738

Foreign Securities 3.8% of net assets

Foreign Agencies 1.3%

Canada 0.3%
Export Development Canada
1.75%, 09/24/12	2,500,000	2,525,308

Cayman Islands 0.1%
Petrobras International Finance Co.
5.75%, 01/20/20 (b)	1,000,000	1,013,701

Germany 0.6%
KFW Bankengruppe
2.00%, 01/17/12	3,000,000	3,059,934
Kreditanstalt fuer Wiederaufbau (Germany Government Guaranteed)
3.50%, 03/10/14	2,500,000	2,619,837

		5,679,771

Mexico 0.2%
Petroleos Mexicanos
4.88%, 03/15/15 (b)	1,000,000	1,021,500
8.00%, 05/03/19 (b)	400,000	466,000

		1,487,500

Republic of Korea 0.1%
Export-Import Bank of Korea
8.13%, 01/21/14	500,000	582,901
Korea Development Bank
8.00%, 01/23/14	500,000	580,760

		1,163,661

		11,869,941

Foreign Local Government 0.4%

Canada 0.4%
Province of Ontario Canada
3.50%, 07/15/13	4,000,000	4,188,216

Sovereign 1.0%

Brazil 0.3%
Brazilian Government International Bond
6.00%, 01/17/17 (b)	3,000,000	3,288,000

Canada 0.2%
Canada Government International Bond
2.38%, 09/10/14	1,500,000	1,512,649

Italy 0.1%
Republic of Italy
3.13%, 01/26/15	1,000,000	1,004,818
6.88%, 09/27/23	250,000	289,907

		1,294,725

Mexico 0.3%
Mexico Government International Bond
6.75%, 09/27/34	250,000	269,375
United Mexican States
5.95%, 03/19/19 (b)	2,000,000	2,150,000

		2,419,375

Peru 0.1%
Peruvian Government International Bond
7.13%, 03/30/19	500,000	582,500

		9,097,249

Supranational 1.1%
European Investment Bank
1.75%, 09/14/12	6,000,000	6,057,108
Inter-American Development Bank
3.00%, 04/22/14	2,000,000	2,063,598
3.88%, 09/17/19	2,000,000	2,006,846

		10,127,552

Total Foreign Securities (Cost $34,273,773)		35,282,958

Municipal Bonds 0.5% of net assets

Fixed-Rate Obligations 0.5%
Bay Area Toll Auth
San Francisco Bay Area Toll Bridge RB Series 2009F2
6.26%, 04/01/49	1,050,000	1,061,025
California
GO Bonds
7.55%, 04/01/39	500,000	489,030

42 See financial notes

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date*	($)	($)
East Bay Municipal Utility District
Water System RB (Build America Bonds) Series 2010
5.87%, 06/01/40	1,000,000	1,024,260
Illinois
GO Bonds (Pension Funding) Series 2003
5.10%, 06/01/33	1,500,000	1,250,505
Yale Univ
Medium-Term Notes Series B
2.90%, 10/15/14 (b)	1,000,000	1,019,602

Total Municipal Bonds (Cost $4,978,321)		4,844,422

	Number	Value
Security	of Shares	($)

Other Investment Company 1.2% of net assets

State Street Institutional Liquid Reserves Fund - Institutional Class	11,373,628	11,373,628

Total Other Investment Company (Cost $11,373,628)		11,373,628

Issuer	Face Amount	Value
Rate, Maturity Date*	($)	($)

Short-Term Investment 0.0% of net assets

U.S. Treasury Obligation 0.0%
U.S. Treasury Bill
0.05%, 03/25/10	100,000	99,997

Total Short-Term Investment (Cost $99,997)		99,997

End of Investments.

At 02/28/10, the tax basis cost of the fund’s investments was $907,223,123, and the unrealized appreciation and depreciation were $30,681,334 and ($722,377), respectively, with a net unrealized appreciation of $29,958,957.

*	See Glossary for definition of maturity.
(a)	Variable-rate security.
(b)	Callable security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,575,795 or 0.3% of net assets.
(d)	This debt is guaranteed under the FDIC Temporary Liquidity Guarantee Program, and the FDIC has stated that this debt is backed by the full faith and credit of the United States.
(e)	Delayed-delivery security.
(f)	All or a portion of this security is held as collateral for delayed-delivery securities.

See financial notes 43

 Schwab Total Bond Market Fund

Statement of
Assets and Liabilities
As of February 28, 2010; unaudited.

Assets

Investments, at value (cost $906,634,989)		$937,182,080
Receivables:
Investments sold		10,631,468
Interest		6,756,258
Fund shares sold		292,517
Due from investment adviser		14,922
Prepaid expenses	+	8,773

Total assets		954,886,018

Liabilities

Payables:
Investments bought		26,091,998
Shareholder services fees to affiliate		18,851
Fund shares redeemed		423,435
Trustees’ fees		218
Distributions to shareholders		672,973
Accrued expenses	+	369,475

Total liabilities		27,576,950

Net Assets

Total assets		954,886,018
Total liabilities	−	27,576,950

Net assets		$927,309,068

Net Assets by Source
Capital received from investors		1,069,581,123
Distribution in excess of net investment income		(688,840)
Net realized capital losses		(172,130,306)
Net unrealized capital gains		30,547,091

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$927,309,068		102,391,103		$9.06

44 See financial notes

 Schwab Total Bond Market Fund

Statement of
Operations
For September 1, 2009 through February 28, 2010; unaudited

Investment Income

Interest		$18,227,892
Dividends		43,605
Securities on loan	+	1,795

Total investment income		18,273,292

Expenses

Investment adviser and administrator fees		1,208,422
Shareholder service fees		1,147,802
Transfer agent fees		17,819
Legal fees*		262,129
Portfolio accounting fees		48,161
Shareholder reports		22,730
Custodian fees		17,915
Registration fees		16,339
Professional fees		14,930
Trustees’ fees		7,862
Interest expense		406
Other expenses	+	26,783

Total expenses		2,791,298
Expense reduction by adviser and Schwab	−	248,430
Custody credits	−	47

Net expenses	−	2,542,821

Net investment income		15,730,471

Realized and Unrealized Gains (Losses)

Net realized gains on investments		12,212,750
Net realized gains on futures contracts	+	37,321

Net realized gains		12,250,071
Net unrealized losses on investments		(1,875,623)
Net unrealized losses on futures contracts	+	(426)

Net unrealized losses	+	(1,876,049)

Net realized and unrealized gains		10,374,022

Net increase in net assets resulting from operations		$26,104,493

*	Includes legal fees and expenses incurred by the fund in connection with the litigation matter discussed in items 4 and 9 of the Financial Notes.

See financial notes 45

 Schwab Total Bond Market Fund

Statement of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

9/1/09-2/28/10			9/1/08-8/31/09
Net investment income		$15,730,471	$42,162,864
Net realized gains (losses)		12,250,071	(95,234,660)
Net unrealized gains (losses)	+	(1,876,049)	64,794,496

Increase in net assets from operations		26,104,493	11,722,700

Distributions to shareholders

Distributions from net investment income		16,419,311	42,722,105

Transactions in Fund Shares

		9/1/09-2/28/10		9/1/08-8/31/09
		SHARES	VALUE	SHARES	VALUE
Shares sold		12,226,018	$110,238,664	20,626,594	$181,308,258
Shares reinvested		1,372,658	12,412,618	3,241,836	28,473,813
Shares redeemed	+	(12,996,818)	(117,481,993)	(59,621,692)	(526,294,791)

Net transactions in fund shares		601,858	$5,169,289	(35,753,262)	($316,512,720)

Shares Outstanding and Net Assets

		9/1/09-2/28/10		9/1/08-8/31/09
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		101,789,245	$912,454,597	137,542,507	$1,259,966,722
Total increase or decrease	+	601,858	14,854,471	(35,753,262)	(347,512,125)

End of period		102,391,103	$927,309,068	101,789,245	$912,454,597

Distribution in excess of net investment income / Net investment income not yet distributed			($688,840)		$—

46 See financial notes

Schwab GNMA Fund™

Financial Statements

Financial Highlights

	9/1/09–		9/1/08–	9/1/07–	9/1/06–	9/1/05–	9/1/04–
	2/28/10*		8/31/09[1]	8/31/08	8/31/07	8/31/06	8/31/05

Per-Share Data ($)

Net asset value at beginning of period	10.06		9.67	9.45	9.44	9.72	9.78

Income (loss) from investment operations:
Net investment income (loss)	0.14		0.39	0.42	0.46	0.43	0.37
Net realized and unrealized gains (losses)	0.12		0.41	0.24	0.03	(0.25)	(0.02)

Total from investment operations	0.26		0.80	0.66	0.49	0.18	0.35
Less distributions:
Distributions from net investment income	(0.18)		(0.41)	(0.44)	(0.48)	(0.46)	(0.41)

Net asset value at end of period	10.14		10.06	9.67	9.45	9.44	9.72

Total return (%)	2.57	[2]	8.39	7.06	5.36	1.93	3.67

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.56	[3,4]	0.55	0.55	0.55	0.55	0.55
Gross operating expenses	0.63	[3]	0.68	0.81	0.95	0.84	0.88
Net investment income (loss)	2.70	[3]	3.56	4.22	4.87	4.49	3.80
Portfolio turnover rate	142	[2]	614	518	186	126	131
Net assets, end of period ($ x 1,000,000)	423		279	59	22	23	24

*	Unaudited.
[1]	Effective on August 10, 2009 all outstanding Investor Shares were converted into Select Shares. The figures in the Financial Highlights reflect only the remaining share class.
[2]	Not annualized.
[3]	Annualized.
[4]	The ratio of net operating expenses would have been 0.55%, if certain non-routine expenses (proxy expense) had not been incurred.

See financial notes 47

 Schwab GNMA Fund

Portfolio Holdings as of February 28, 2010 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

			Cost	Value
Holdings by Category			($)	($)

89.6%		Mortgage-Backed Securities	372,048,542	379,306,798
3.6%		U.S. Government Security	15,108,554	15,114,270
3.1%		Other Investment Company	12,813,728	12,813,728
9.4%		Short-Term Investments	39,989,192	39,991,221

105.7%		Total Investments	439,960,016	447,226,017
(5	.7)%	Other Assets and Liabilities, Net		(23,961,963)

100.0%		Net Assets		423,264,054

Security	Face Amount	Value
Rate, Maturity Date*	($)	($)

Mortgage-Backed Securities 89.6% of net assets

Collateralized Mortgage Obligations 0.0%
Vendee Mortgage Trust
Series 1995-3 Class 1Z
7.25%, 09/15/25 (b)	81,956	92,001

U.S. Government Agency Mortgages 89.6%
Fannie Mae
5.50%, 09/01/14 to 09/01/17	824,804	877,700
5.81%, 12/01/31 to 01/01/32	222,558	238,389
6.00%, 03/01/22 to 04/25/28	1,852,321	1,942,501
6.10%, 02/01/29	59,810	64,547
6.25%, 06/01/29	69,179	74,818
6.50%, 04/01/31	277,604	299,261
7.17%, 11/01/30	32,129	35,976
Fannie Mae Grantor Trust
6.50%, 07/25/42 (b)	155,760	168,331
7.00%, 01/25/44 (b)	177,070	184,294
Fannie Mae REMICS
4.00%, 03/25/15	367,147	369,692
4.50%, 10/25/15	264,274	265,252
5.00%, 10/25/18 to 11/25/25	535,620	541,932
5.50%, 05/25/27	363,664	367,446
6.00%, 05/25/31	1,856,870	1,863,544
7.00%, 09/25/22 to 01/25/42	1,227,525	1,330,066
Fannie Mae Whole Loan
6.50%, 02/25/44 (b)	180,265	194,842
7.00%, 10/25/42 (b)	99,725	105,244
Freddie Mac Gold
5.50%, 01/01/17 to 02/01/24	8,979	9,571
Freddie Mac REMICS
3.00%, 06/15/18 to 03/15/30 (b)	1,089,513	1,101,357
3.75%, 12/15/11 (b)	151,968	153,109
4.00%, 01/15/16 to 04/15/28 (b)	4,751,917	4,811,061
4.13%, 08/15/12 (b)	741,871	752,408
4.50%, 03/15/17 to 11/15/25 (b)	572,981	583,042
5.00%, 12/15/17 to 04/15/27 (b)	2,997,526	3,064,149
5.50%, 06/15/22 to 03/15/29 (b)	1,961,671	1,999,635
6.00%, 04/15/27 (b)	1,644,816	1,665,433
6.50%, 03/15/14 (b)(c)	379,593	29,193
Ginnie Mae
2.88%, 03/01/10 (a)	68,348	69,282
3.63%, 03/01/10 (a)	152,674	157,998
4.00%, 03/01/10 (a)	870,131	900,369
4.00%, 10/17/29 to 02/20/32 (b)	706,667	738,966
4.00%, 10/20/33	64,551	64,808
4.13%, 03/01/10 (a)	93,005	96,688
4.25%, 06/16/24 (b)	101,177	104,301
4.38%, 03/01/10 (a)	466,155	483,066
4.50%, 03/01/10 (a)	75,910	78,593
4.50%, 12/15/17 to 05/15/39	25,357,715	26,135,175
4.50%, 10/20/34 (b)	175,219	182,899
5.00%, 11/15/17 to 07/20/36	102,722,344	108,074,878
5.00%, 02/20/29 to 01/16/32 (b)	1,357,195	1,384,313
5.50%, 09/20/13 to 07/15/38	74,872,397	79,840,240
5.50%, 08/20/15 to 07/20/31 (b)	917,254	982,038
5.81%, 06/20/31 to 02/20/32	943,554	1,015,817
6.00%, 02/20/12 to 11/15/39	59,159,483	63,701,849
6.00%, 12/20/17 to 06/16/18 (b)	4,344,791	4,455,205
6.10%, 07/20/28 to 06/20/38	3,336,947	3,628,539
6.15%, 04/20/29 to 04/20/30	1,899,671	2,070,239
6.25%, 10/20/28 to 03/20/30	2,641,769	2,883,416

48 See financial notes

 Schwab GNMA Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date*	($)	($)
6.50%, 12/20/11 to 08/20/34	14,357,966	15,692,961
7.00%, 09/15/10 to 04/15/39	5,338,893	5,832,967
7.10%, 12/15/30	67,773	75,745
7.17%, 04/20/30 to 03/20/31	766,260	854,980
7.50%, 04/15/11 to 11/15/37	610,275	686,957
8.00%, 10/15/11 to 06/15/30	141,586	162,875
8.50%, 08/20/25 to 01/20/30	21,397	24,568
9.00%, 09/20/15 to 09/20/30	664,613	747,115
13.00%, 07/20/14	31	35
Ginnie Mae TBA
4.50%, 03/01/40	25,000,000	25,433,600

		379,214,797

Total Mortgage-Backed Securities (Cost $372,048,542)		379,306,798

U.S. Government Security 3.6% of net assets

U.S. Treasury Obligation 3.6%
U.S. Treasury Note
1.25%, 11/30/10	15,000,000	15,114,270

Total U.S. Government Securities (Cost $15,108,554)		15,114,270

	Number	Value
Security	of Shares	($)

Other Investment Company 3.1% of net assets

State Street Institutional Liquid Reserves Fund - Institutional Class	12,813,728	12,813,728

Total Other Investment Company (Cost $12,813,728)		12,813,728

Issuer	Face Amount	Value
Rate, Maturity Date*	($)	($)

Short-Term Investments 9.4% of net assets

U.S. Treasury Obligations 9.4%
U.S. Treasury Bills
0.03%, 03/11/10	10,000,000	9,999,931
0.07%, 04/29/10	10,000,000	9,998,490
0.16%, 06/17/10	20,000,000	19,992,800

Total Short-Term Investments (Cost $39,989,192)		39,991,221

End of Investments.

At 02/28/10, the tax basis cost of the fund’s investments was $439,961,442 and the unrealized appreciation and depreciation were $7,304,370 and ($39,795), respectively, with a net unrealized appreciation of $7,264,575.

*	See Glossary for definition of maturity.
(a)	Variable-rate security.
(b)	Callable security.
(c)	Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

See financial notes 49

 Schwab GNMA Fund

Statement of
Assets and Liabilities
As of February 28, 2010; unaudited.

Assets

Investments, at value (cost $439,960,016)		$447,226,017
Receivables:
Interest		1,606,369
Fund shares sold		3,339,225
Prepaid expenses	+	2,572

Total assets		452,174,183

Liabilities

Payables:
Investments bought		28,263,209
Investment adviser and administrator fees		8,517
Shareholder services fees to affiliate		8,619
Fund shares redeemed		263,018
Distributions to shareholders		328,337
Accrued expenses	+	38,429

Total liabilities		28,910,129

Net Assets

Total assets		452,174,183
Total liabilities	−	28,910,129

Net assets		$423,264,054

Net Assets by Source
Capital received from investors		416,661,145
Distribution in excess of net investment income		(1,498,617)
Net realized capital gains		835,525
Net unrealized capital gains		7,266,001

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$423,264,054		41,743,986		$10.14

50 See financial notes

 Schwab GNMA Fund

Statement of
Operations
For September 1, 2009 through February 28, 2010; unaudited

Investment Income

Interest		$5,750,649

Expenses

Investment adviser and administrator fees		530,308
Shareholder service fees		441,924
Transfer agent fees		19,999
Portfolio accounting fees		39,837
Registration fees		20,047
Shareholder reports		18,031
Professional fees		17,942
Custodian fees		15,737
Trustees’ fees		4,809
Interest expense		253
Other expenses	+	11,845

Total expenses		1,120,732
Expense reduction by adviser and Schwab	−	139,296
Custody credits	−	9

Net expenses	−	981,427

Net investment income		4,769,222

Realized and Unrealized Gains (Losses)

Net realized gains on investments		1,797,603
Net unrealized gains on investments	+	2,174,138

Net realized and unrealized gains		3,971,741

Net increase in net assets resulting from operations		$8,740,963

See financial notes 51

 Schwab GNMA Fund

Statement of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

9/1/09-2/28/10			9/1/08-8/31/09
Net investment income		$4,769,222	$6,057,572
Net realized gains		1,797,603	2,376,507
Net unrealized gains	+	2,174,138	4,713,544

Increase in net assets from operations		8,740,963	13,147,623

Distributions to shareholders[1]

Distribution from net investment income
Investor Shares		—	1,997,765
Select Shares	+	6,267,839	4,784,862

Total distributions from net investment income		$6,267,839	$6,782,627

Transactions in Fund Shares1

		9/1/09-2/28/10		9/1/08-8/31/09
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		—	$—	9,098,156	$89,995,741
Select Shares	+	23,168,147	234,489,318	29,924,002	296,885,847

Total shares sold		23,168,147	$234,489,318	39,022,158	$386,881,588

Shares Reinvested
Investor Shares		—	$—	156,921	$1,550,093
Select Shares	+	442,555	4,481,843	329,524	3,262,493

Total shares reinvested		442,555	$4,481,843	486,445	$4,812,586

Shares Redeemed
Investor Shares		—	$—	(12,106,881)	($120,437,620)
Select Shares	+	(9,636,323)	(97,472,105)	(8,573,008)	(84,781,880)

Total shares redeemed		(9,636,323)	($97,472,105)	(20,679,889)	($205,219,500)

Net transactions in fund shares		13,974,379	$141,499,056	18,828,714	$186,474,674

Shares Outstanding and Net Assets

		9/1/09-2/28/10		9/1/08-8/31/09
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		27,769,607	$279,291,874	8,940,893	$86,452,204
Total increase	+	13,974,379	143,972,180	18,828,714	192,839,670

End of period		41,743,986	$423,264,054	27,769,607	$279,291,874

Distribution in excess of net investment income / Net investment income not yet distributed			($1,498,617)		$—

[1]	Effective August 10, 2009 all outstanding Investor Shares (9,547,868 shares valued at $95,169,330) were converted into Select Shares.

52 See financial notes

Schwab Inflation-Protected Fund™

Financial Statements

Financial Highlights

	9/1/09–		9/1/08–	9/1/07–	9/1/06–	3/31/06[2]–
	2/28/10*		8/31/09[1]	8/31/08	8/31/07	8/31/06

Per-Share Data ($)

Net asset value at beginning of period	10.05		10.35	9.90	10.01	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.08	[3]	0.03 [3]	0.63	0.45	0.30
Net realized and unrealized gains (losses)	0.34		(0.20)	0.45	(0.11)	0.01

Total from investment operations	0.42		(0.17)	1.08	0.34	0.31
Less distributions:
Distributions from net investment income	0.00	[4]	(0.02)	(0.63)	(0.45)	(0.30)
Distributions from net realized gains	—		(0.07)	(0.00)[4]	—	—
Return of capital	—		(0.04)	—	—	—

Total distributions	—		(0.13)	(0.63)	(0.45)	(0.30)

Net asset value at end of period	10.47		10.05	10.35	9.90	10.01

Total return (%)	4.20	[5]	(1.54)	11.02	3.51	3.11	[5]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.51	[6,7]	0.50	0.50	0.50	0.36	[6]
Gross operating expenses	0.63	[6]	0.59	0.59	0.71	0.76	[6]
Net investment income (loss)	1.58	[6]	0.30	6.50	5.16	7.06	[6]
Portfolio turnover rate	44	[5]	78	63	35	2	[5]
Net assets, end of period ($ x 1,000,000)	306		278	259	119	44

*	Unaudited.
[1]	Effective on August 10, 2009 all outstanding Investor Shares were converted into Select Shares. The figures in the Financial Highlights reflect only the remaining share class.
[2]	Commencement of operations.
[3]	Calculated based on the average shares outstanding during the period.
[4]	Amount less than $0.01.
[5]	Not annualized.
[6]	Annualized.
[7]	The ratio of net operating expenses would have been 0.50%, if certain non-routine expenses (proxy expense) had not been incurred.

See financial notes 53

 Schwab Inflation-Protected Fund

Portfolio Holdings as of February 28, 2010 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

			Cost	Value
Holdings by Category			($)	($)

98.6%		U.S. Government Securities	291,822,331	301,966,222
1.4%		Other Investment Company	4,397,145	4,397,145
0.1%		Short-Term Investments	199,945	199,959

100.1%		Total Investments	296,419,421	306,563,326
(0	.1)%	Other Assets and Liabilities, Net		(212,331)

100.0%		Net Assets		306,350,995

Security	Face Amount	Value
Rate, Maturity Date*	($)	($)

U.S. Government Securities 98.6% of net assets

U.S. Treasury Obligations 98.6%
U.S. Treasury Inflation Protected Securities
2.38%, 04/15/11	11,968,550	12,401,476
3.38%, 01/15/12	3,648,750	3,926,967
2.00%, 04/15/12	8,876,012	9,339,233
3.00%, 07/15/12	14,413,560	15,609,439
0.63%, 04/15/13	8,684,875	8,912,853
1.88%, 07/15/13	12,934,350	13,770,025
2.00%, 01/15/14	13,879,381	14,825,997
1.25%, 04/15/14	9,184,140	9,575,899
2.00%, 07/15/14	11,457,100	12,269,844
1.63%, 01/15/15	14,137,750	14,863,412
1.88%, 07/15/15	11,102,900	11,831,528
2.00%, 01/15/16	11,397,988	12,179,821
2.50%, 07/15/16	7,485,660	8,235,978
2.38%, 01/15/17	9,638,100	10,487,458
2.63%, 07/15/17	8,544,482	9,474,361
1.63%, 01/15/18	7,731,525	7,982,800
1.38%, 07/15/18	8,012,000	8,090,245
2.13%, 01/15/19	11,064,680	11,786,473
1.88%, 07/15/19	9,103,050	9,494,909
1.38%, 01/15/20	3,994,760	3,969,170
2.38%, 01/15/25	15,833,712	16,655,086
2.00%, 01/15/26	10,978,929	10,973,780
2.38%, 01/15/27	8,031,750	8,408,238
1.75%, 01/15/28	8,762,395	8,344,814
3.63%, 04/15/28	10,895,640	13,364,189
2.50%, 01/15/29	9,555,860	10,158,328
3.88%, 04/15/29	13,333,953	17,011,204
3.38%, 04/15/32	3,285,063	4,017,786
2.13%, 02/15/40	3,996,480	4,004,909

Total U.S. Government Securities (Cost $291,822,331)		301,966,222

	Number	Value
Security	of Shares	($)

Other Investment Company 1.4% of net assets

State Street Institutional Liquid Reserves Fund - Institutional Class	4,397,145	4,397,145

Total Other Investment Company (Cost $4,397,145)		4,397,145

Issuer	Face Amount	Value
Rate, Maturity Date*	($)	($)

Short-Term Investments 0.1% of net assets

U.S. Treasury Obligations 0.1%
U.S. Treasury Bills
0.12%, 05/13/10	100,000	99,979
0.15%, 05/13/10	100,000	99,980

Total Short-Term Investments (Cost $199,945)		199,959

End of Investments.

At 02/28/10, the tax basis cost of the fund’s investments was $297,867,612, and the unrealized appreciation and depreciation were $8,895,980 and ($200,266), respectively, with a net unrealized appreciation of $8,695,714.

*	See Glossary for definition of maturity.

54 See financial notes

 Schwab Inflation-Protected Fund

Statement of
Assets and Liabilities
As of February 28, 2010; unaudited.

Assets

Investments, at value (cost $296,419,421)		$306,563,326
Receivables:
Investments sold		2,331,159
Interest		1,183,670
Fund shares sold		525,898
Prepaid expenses	+	2,056

Total assets		310,606,109

Liabilities

Payables:
Investments bought		4,009,599
Investment adviser and administrator fees		5,159
Shareholder services fees to affiliate		6,236
Fund shares redeemed		170,556
Accrued expenses	+	63,564

Total liabilities		4,255,114

Net Assets

Total assets		310,606,109
Total liabilities	−	4,255,114

Net assets		$306,350,995

Net Assets by Source
Capital received from investors		301,560,215
Net investment income not yet distributed		2,246,827
Net realized capital losses		(7,599,952)
Net unrealized capital gains		10,143,905

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$306,350,995		29,265,437		$10.47

See financial notes 55

 Schwab Inflation-Protected Fund

Statement of
Operations
For September 1, 2009 through February 28, 2010; unaudited

Investment Income

Interest		$3,050,372

Expenses

Investment adviser and administrator fees		438,214
Shareholder service fees		365,178
Transfer agent fees		15,852
Portfolio accounting fees		22,485
Shareholder reports		21,999
Registration fees		18,196
Professional fees		17,551
Trustees’ fees		4,638
Custodian fees		2,251
Other expenses	+	12,319

Total expenses		918,683
Expense reduction by adviser and Schwab	−	179,294

Net expenses	−	739,389

Net investment income		2,310,983

Realized and Unrealized Gains (Losses)

Net realized gains on investments		4,511,547
Net realized gains on futures contracts	+	97,110

Net realized gains		4,608,657
Net unrealized gains on investments	+	5,075,446

Net realized and unrealized gains		9,684,103

Net increase in net assets resulting from operations		$11,995,086

56 See financial notes

 Schwab Inflation-Protected Fund

Statement of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

9/1/09-2/28/10			9/1/08-8/31/09
Net investment income		$2,310,983	$465,959
Net realized gains (losses)		4,608,657	(12,097,965)
Net unrealized gains	+	5,075,446	2,588,675

Increase (decrease) in net assets from operations		11,995,086	(9,043,331)

Distributions to shareholders[1]

Distribution from net investment income
Investor Shares		—	91,775
Select Shares	+	64,154	370,495

Total distributions from net investment income		$64,154	$462,270

Distribution from net realized gains
Investor Shares		—	360,926
Select Shares		—	1,606,217

Total distributions from net realized gains		$—	$1,967,143

Return of capital
Investor Shares		—	266,855
Select Shares	+	—	1,234,862

Total return of capital		$—	$1,501,717

Total distributions		$64,154	$3,931,130

Transactions in Fund Shares1

		9/1/09-2/28/10		9/1/08-8/31/09
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		—	$—	2,340,610	$22,923,432
Select Shares	+	7,491,909	78,029,564	15,758,112	154,732,080

Total shares sold		7,491,909	$78,029,564	18,098,722	$177,655,512

Shares Reinvested
Investor Shares		—	$—	63,726	$612,607
Select Shares	+	2,767	28,940	120,196	1,158,740

Total shares reinvested		2,767	$28,940	183,922	$1,771,347

Shares Redeemed
Investor Shares		—	$—	(8,114,631)	($79,761,243)
Select Shares	+	(5,935,931)	(62,082,702)	(13,154,238)	(126,110,100)

Total shares redeemed		(5,935,931)	($62,082,702)	(21,268,869)	($205,871,343)

Net transactions in fund shares		1,558,745	$15,975,802	(2,986,225)	($26,444,484)

Shares Outstanding and Net Assets

		9/1/09-2/28/10		9/1/08-8/31/09
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		27,706,692	$278,444,261	30,692,917	$317,863,206
Total increase or decrease	+	1,558,745	27,906,734	(2,986,225)	(39,418,945)

End of period		29,265,437	$306,350,995	27,706,692	$278,444,261

Net investment income not yet distributed / Distribution in excess of net investment income			$2,246,827		($2)

[1]	Effective August 10, 2009, all outstanding Investor Shares (5,227,505 shares valued at $51,861,550) were converted into Select Shares.

See financial notes 57

 Schwab Bond Funds

Financial Notes (unaudited)

1. Business Structure of the Funds:

Each of the funds discussed in this report is a series of Schwab Investments (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust including the funds discussed in this report, which are highlighted:

Schwab Investments (organized October 26, 1990)
Schwab Short-Term Bond Market Fund
Schwab Premier Income Fund
Schwab Total Bond Market Fund
Schwab GNMA Fund
Schwab Inflation Protected Fund
Schwab YieldPlus Fund
Schwab 1000 Index Fund Schwab Tax-Free YieldPlus Fund Schwab Tax-Free Bond Fund Schwab California Tax-Free YieldPlus Fund Schwab California Tax-Free Bond Fund Schwab Global Real Estate Fund

Each fund in this report offers one share class. Shares are bought and sold (subject to a redemption fee, see Note 8) at closing net asset value (“NAV”), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities laws.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in the preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a)  Security Valuation:

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Bonds and notes: valued at halfway between the most recent bid and asked quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by an independent bond-pricing service.

•	Securities for which no quoted value is available: The Board of Trustees has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when a security is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Board of Trustees regularly reviews fair value determinations made by the fund pursuant to the procedures.

•	Futures Contracts: valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values as determined by the underlying fund in accordance with the 1940 Act for a given day.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements).

The fund adopted the authoritative guidance under GAAP on determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly. Accordingly, if the fund

58

 Schwab Bond Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The guidance establishes three levels of the fair value hierarchy as follows:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the fund values its holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

 59

 Schwab Bond Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of February 28, 2010:

Schwab Short-Term Bond Market Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

U.S. Government and Government Agencies(a)	$—	$177,183,728	$—	$177,183,728
Foreign Securities(a)	—	14,971,251	—	14,971,251
Corporate Bonds(a)	—	54,610,334	—	54,610,334
Municipal Bonds(a)	—	509,801	—	509,801
Other Investment Company	1,946,182	—	—	1,946,182

Total	$1,946,182	$247,275,114	$—	$249,221,296

*	The fund had no Other Financial Investments.
(a)	As categorized in Portfolio Holdings.

Schwab Premier Income Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Corporate Bonds(a)	$—	$102,140,547	$—	$102,140,547
Industrial
Capital Goods	—	2,420,174	1,357,158	3,777,332
Asset-Backed Obligations	—	16,735,692	—	16,735,692
Mortgage-Backed Securities(a)	—	123,089,282	—	123,089,282
Commercial Mortgage Backed Securities	—	7,543,827	—	7,543,827
U.S. Government and Government Agencies(a)	—	118,857,904	—	118,857,904
Foreign Securities(a)	—	2,534,693	—	2,534,693
Foreign Agencies
Mexico	—	627,250	2,057,000	2,684,250
Preferred Stock	4,025,835	—	—	4,025,835
Other Investment Company	5,017,996	—	—	5,017,996
Short-Term Investments(a)	—	729,759	—	729,759

Total	$9,043,831	$374,679,128	$3,414,158	$387,137,117

Other Financial instruments* Futures Contracts	91,131	—	—	91,131

*	Futures contracts are not included in Investments and are valued at the unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

60

 Schwab Bond Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance						Balance
	as of	Accrued	Realized	Change in	Net	Net	as of
	August 31,	Discounts	Gain	Unrealized	Purchases	Transfers	February 28,
Investments in Securities	2009	(Premiums)	(Loss)	Gain (Loss)	(Sales)	in/out	2010

Asset-Backed Obligations	$1,541,677	$19,576	$421,975	$(294,851)	$(1,137,174)	$(551,203)	$—
Corporate Bonds	3,830,000	(2,273)	292,977	44,240	(1,702,786)	(1,105,000)	1,357,158
Foreign Securities	—	(5,846)	(18,395)	(13,759)	2,095,000	—	2,057,000

Total	$5,371,677	$11,457	$696,557	$(264,370)	$(744,960)	$(1,656,203)	$3,414,158

The Fund entered into futures contracts during the period ended February 28, 2010. The fund invests in futures contracts in order to reduce the effects of uninvested cash on performance or other reasons and is subject to a number of risks, including interest rate risk, equity price risk and foreign currency exchange rate risk.

All net realized and change in unrealized gains (losses) in the table above are reflected on the accompanying statements of operations. Changes in net unrealized gains (losses) for Level 3 investments held by the funds at February 28, 2010 approximate the changes in unrealized gains (losses) in the tables above.

Schwab Total Bond Market Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Mortgage-Backed Securities(a)	$—	$335,038,193	$—	$335,038,193
Corporate Bonds(a)	—	170,422,023	—	170,422,023
U.S. Government and Government Agencies(a)	—	346,517,674	—	346,517,674
Commercial Mortgage Backed Securities	—	30,249,447	—	30,249,447
Asset-Backed Obligations	—	3,353,738	—	3,353,738
Foreign Securities(a)	—	35,282,958	—	35,282,958
Municipal Bonds(a)	—	4,844,422	—	4,844,422
Other Investment Company	11,373,628	—	—	11,373,628
Short-Term Investments(a)	—	99,997	—	99,997

Total	$11,373,628	$925,808,452	$—	$937,182,080

*	The fund had no Other Financial Investments.
(a)	As categorized in Portfolio Holdings.

 61

 Schwab Bond Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance						Balance
	as of	Accrued	Realized	Change in	Net	Net	as of
	August 31,	Discounts	Gain	Unrealized	Purchases	Transfers	February 28,
Investments in Securities	2009	(Premiums)	(Loss)	Gain (Loss)	(Sales)	in/out	2010

Corporate Bonds	$1,248,750	$297	($239,507)	$472,960	($1,053,000)	($429,500)	$—

Total	$1,248,750	$297	($239,507)	$472,960	($1,053,000)	($429,500)	$—

All net realized and change in unrealized gains (losses) in the tables above are reflected on the accompanying statements of operations. Changes in net unrealized gains (losses) for Level 3 investments held by the funds at February 28, 2010 approximate the changes in unrealized gains (losses) in the tables above.

Schwab GNMA Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Mortgage-Backed Securities(a)	$—	$379,306,798	$—	$379,306,798
U.S. Government Securities(a)	—	15,114,270	—	15,114,270
Other Investment Company	12,813,728	—	—	12,813,728
Short-Term Investments(a)	—	39,991,221	—	39,991,221

Total	$12,813,728	$434,412,289	$—	$447,226,017

*	The fund had no Other Financial Investments.
(a)	As categorized in Portfolio Holdings.

Schwab Inflation Protected Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

U.S. Government Securities(a)	$—	$301,966,222	$—	$301,966,222
Other Investment Company	4,397,145	—	—	4,397,145
Short-Term Investments(a)	—	199,959	—	199,959

Total	$4,397,145	$302,166,181	$—	$306,563,326

*	The fund had no Other Financial Investments.
(a)	As categorized in Portfolio Holdings.

(b) Portfolio Investments:

Derivatives: The fund may invest in futures contracts to reduce the effects of uninvested cash on performance or for other reasons. Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date.

Because futures contracts carry inherent risks, a fund must give the broker a deposit of cash and/or securities (the “initial margin”) whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount. Subsequent payments (“variation margin”) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Futures are traded publicly on exchanges, and their market value changes daily.

62

 Schwab Bond Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

Inflation-Indexed Bonds: The Schwab Inflation Protected Bond Fund invests in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

TBAs: The funds may enter into “TBA” (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBAs may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date.

Repurchase Agreements: The funds may enter into repurchase agreements. In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created.

The funds’ repurchase agreements will be fully collateralized by cash, U.S. government securities, U.S. government agency securities or other securities. All collateral is held by the funds’ custodian (or, with tri-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

Delayed-delivery securities: The funds may buy securities on a delayed-delivery basis. In these transactions, a fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security’s value falls before settlement occurs, a fund could end up paying more for the security than its market value at the time of settlement. The funds have set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

Securities Lending: The funds may loan securities to certain brokers, dealers and other financial institutions that pay the funds negotiated fees. The funds receive cash, letters of credit or U.S. government securities as collateral on these loans. All of the cash collateral received is reinvested in high quality, short-term investments. The value of the collateral must be at least 102% of the market value of the loaned securities as of the first day of the loan, and at least 100% each day thereafter. If the value of the collateral falls below 100%, it will be adjusted the following day.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved. Gains and losses from paydowns on mortgage and asset backed securities are recorded as adjustments to interest income.

(d) Investment Income:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

(e) Expenses:

Expenses that are specific to a fund are charged directly to that fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The Schwab Short Term Bond Fund, Schwab Premier Income Fund, Schwab Total Bond Fund and the Schwab GNMA Fund declare distributions from net investment income, if any, every day they are open for business. These distributions are paid out to shareholders once a month. The Schwab Inflation Protected Fund makes distributions from net investment income quarterly. All the funds make distributions from net realized capital gains, if any, once a year.

 63

 Schwab Bond Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(g) Custody Credit:

Certain funds have an arrangement with their custodian bank, State Street Bank and Trust Company, under which the funds receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform to accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

3. Risk Factors:

The funds invest mainly in corporate bonds, mortgage-backed and assets-backed securities, government or municipal obligations, and other debt securities. These investments may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below:

Market risk. Bond markets and the values of the securities owned by the funds rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the funds will fluctuate, which means that you could lose money.

Interest rate risk. The funds are subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low, a fund’s yield (and total return) also may be low. When interest rates rise, bond prices usually fall which could cause the fund’s share price to fall. Assuming a one year duration for a fund, a 2% increase in interest rates would result in approximately a 2% decrease in the fund’s share price. This risk is greater when the fund holds bonds with longer maturities.

Credit risk. The funds are subject to the risk that a decline in the credit quality of a portfolio investment could cause a fund’s share price to fall. Although the funds invest primarily in investment-grade securities, a fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Securities rated below investment-grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment-grade securities. Below investment grade securities involve greater risk of price declines than investment-grade securities due to actual or perceived changes in an issuer’s creditworthiness. In addition, issuers of below investment-grade securities may be more susceptible than other issuers to economic downturns. Such securities are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the securities.

Foreign investment risk. The funds’ investments in securities of foreign issuers involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political,

64

 Schwab Bond Funds

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. The securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies. The funds may also experience more rapid or extreme changes in value as compared to a fund that invests solely in securities of U.S. companies because the securities’ markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries.

Prepayment and extension risk. The funds’ investments are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause a fund to hold securities paying lower-than-market rates of interest, which could hurt the fund’s yield or share price. In addition, rising interest rates tend to extend the duration of certain fixed income securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the funds may exhibit additional volatility. This is known as extension risk. When interest rates decline, borrowers may pay off their fixed income securities sooner than expected. This can reduce the returns of a fund because the fund will have to reinvest that money at the lower prevailing interest rates. This is known as prepayment risk.

Derivatives risk. The funds may use derivatives to enhance returns or hedge against market declines. Examples of derivatives are options, futures, options on futures and swaps. An option is the right to buy or sell an instrument at a specific price before a specific date. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day. A swap is an agreement whereby two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a predetermined amount. A credit default swap is an agreement in which the seller agrees to make a payment to the buyer in the event of a specified credit event in exchange for a fixed payment or series of fixed payments.

Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or “the investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between it and the trust.

For its advisory and administrative services to each fund, the investment adviser is entitled to receive an annual fee payable monthly based on each fund’s average daily net assets described as follows:

	Schwab	Schwab	Schwab		Schwab
	Short-Term Bond	Premier	Total Bond	Schwab	Inflation
Average Daily Net Assets	Market Fund	Income Fund*	Market Fund	GNMA Fund*	Protected Fund

First $500 million	0.30%	0.30%	0.30%	0.30%	0.30%
Over $500 million	0.22%	0.22%	0.22%	0.22%	0.22%

The trust has appointed Boston Financial Data Services Inc. (“BFDS”) as transfer agent of the funds and adopted a Shareholder Servicing Plan (the “Plan”) on behalf of the funds. Pursuant to the Plan, the funds pay Schwab and other financial intermediaries to provide certain account maintenance, customer liaison and shareholder services to the funds’ shareholders holding shares of the funds through that financial intermediary. Under the Plan, Schwab is entitled to receive an annual fee payable monthly based on the average daily net assets, as follows:

Schwab	Schwab	Schwab		Schwab
Short-Term Bond	Premier	Total Bond	Schwab	Inflation
Market Fund	Income Fund	Market Fund	GNMA Fund	Protected Fund

0.25%	0.25%	0.25%	0.25%	0.25%

Although the foregoing agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds to limit total annual fund operating expenses, excluding interest, taxes and certain non-routine expenses for so

 65

 Schwab Bond Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the funds’ Board of Trustees as follows:

Schwab	Schwab	Schwab		Schwab
Short-Term Bond	Premier	Total Bond	Schwab	Inflation
Market Fund	Income Fund	Market Fund	GNMA Fund	Protected Fund

0.55%	0.63%	0.55%	0.55%	0.50%

For the Schwab Total Bond Market Fund, the Legal fees and expenses related to the class action discussed in Financial note item 9 were non-routine expenses, however, the adviser agreed to include these legal fees and expenses within the cap for this reporting period, subject to reimbursement by the fund to the extent the fund is reimbursed, in whole or part, by its insurance carrier for these legal fees and expenses. To the extent that the fund was not reimbursed for these legal fees and expenses by its insurance carrier, the adviser continued to include these legal fees and expenses within the expense cap. To the extent that these legal fees and expenses caused the fund’s total annual operating expenses to exceed the expense cap, the fund has been reimbursed by the adviser.

For the period ended February 28, 2010 the fund incurred $256,552 related to the class action noted above of which $230,611 was waived subject to recoupment in accordance with the provisions noted above. From the commencement of the class action lawsuit through February 28, 2010 the fund has incurred a total of $1,059,095 in legal expense of which $1,003,857 is subject to recoupment in accordance with the provisions noted above.

Certain Schwab Funds may own shares of other Schwab Funds. The table below reflects the percentage of each Investment Bond Fund owned by other Schwab Funds as of February 28, 2010.

	Schwab	Schwab	Schwab	Schwab
	Short-Term Bond	Premier	Total Bond	Inflation
	Market Fund	Income Fund	Market Fund	Protected Fund

Schwab MarketTrack Growth Portfolio	—%	—%	9.8%	—%
Schwab MarketTrack Balanced Portfolio	—%	—%	16.8%	—%
Schwab MarketTrack Conservative Portfolio	—%	—%	10.9%	—%
Schwab MarketTrack Growth Portfolio II	—%	—%	0.6%	—%
Schwab Target 2010 Fund	3.1%	1.0%	1.9%	0.8%
Schwab Target 2015 Fund	0.7%	0.2%	0.5%	0.2%
Schwab Target 2020 Fund	2.0%	1.1%	4.4%	1.8%
Schwab Target 2025 Fund	—%	0.1%	0.7%	0.2%
Schwab Target 2030 Fund	—%	0.6%	3.2%	0.9%
Schwab Target 2035 Fund	—%	0.1%	0.3%	0.1%
Schwab Target 2040 Fund	—%	0.5%	1.1%	0.3%
Schwab Monthly Income Fund — Moderate Payout	0.7%	0.9%	0.3%	—%
Schwab Monthly Income Fund — Enhanced Payout	3.6%	5.6%	1.9%	—%
Schwab Monthly Income Fund — Maximum Payout	3.4%	5.0%	1.6%	—%
Schwab Balanced Fund	—%	—%	3.3%	—%

The funds may engage in direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs.

66

 Schwab Bond Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

This practice is limited to funds that share the same investment adviser, trustees and officers. For the period ended February 28, 2010, each fund’s total aggregate security transactions with other Schwab Funds were as follows:

Schwab Short-Term Bond Market Fund	$—
Schwab Premier Income Fund	1,659,650
Schwab Total Bond Market Fund	1,659,650
Schwab GNMA Fund	—
Schwab Inflation Protected Fund	—

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

6. Borrowing from Banks:

The funds may borrow money from banks and custodians. The funds have custodian overdraft facilities, a committed line of credit of $150 million with State Street Bank and Trust Company, an uncommitted line of credit of $100 million with Bank of America, N.A. (excluding Schwab Total Bond Market Fund) and an uncommitted line of credit of $50 million with Brown Brothers Harriman. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. The funds also pay an annual fee to State Street Bank and Trust Company for the committed line of credit.

There were no borrowings from the lines of credit during the period. However, the funds utilized their overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds rate.

7. Purchases and Sales of Investment Securities:

For the period ended February 28, 2010, purchases and sales of securities (excluding short-term obligations) were as follows:

	Purchases of Long-Term
	U.S. Government	Purchases of other	Total Purchases of
	Securities Transactions*	Long-Term Securities	Long-Term Securities

Schwab Short-Term Bond Market Fund	$254,429,477	$41,310,024	$295,739,501
Schwab Premier Income Fund	237,812,304	131,879,669	369,691,973
Schwab Total Bond Market Fund	809,554,702	157,982,321	967,537,023
Schwab GNMA Fund	612,616,705	—	612,616,705
Schwab Inflation Protected Fund	147,528,009	—	147,528,009

 67

 Schwab Bond Funds

Financial Notes, unaudited (continued)

7. Purchases and Sales of Investment Securities (continued):

	Sales/Maturities of
	Long-Term U.S. Government	Sales/Maturities of	Total Sales/Maturities of
	Securities Transactions*	Other Long-Term Securities	Long-Term Securities

Schwab Short-Term Bond Market Fund	$257,876,698	$51,095,876	$308,972,574
Schwab Premier Income Fund	147,092,824	82,506,373	229,599,197
Schwab Total Bond Market Fund	786,397,628	151,886,015	938,283,643
Schwab GNMA Fund	493,881,093	—	493,881,093
Schwab Inflation Protected Fund	127,586,368	—	127,586,368

*	Includes securities guaranteed by U.S. Government Agencies.

8. Redemption Fee:

The Premier Income Fund may impose a short-term redemption fee on any fund shares that are redeemed or exchanged by a shareholder within a specified number of days of the purchase date. The fund charges a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts are netted against redemption proceeds on the Statement of Changes in Net Assets. The redemption fees charged during the current and prior periods are $8,730 and $7,354, respectively.

9. Federal Income Taxes:

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of August 31, 2009, the following funds had capital loss carry forwards available to offset net capital gains before the expiration dates:

	Schwab	Schwab	Schwab		Schwab
	Short-Term Bond	Premier	Total Bond	Schwab	Inflation
Expiration Date	Market Fund	Income Fund	Market Fund	GNMA Fund	Protected Fund

August 31, 2013	$—	$—	$—	$250,657	$—
August 31, 2014	5,711,125	—	3,579,624	184,797	—
August 31, 2015	8,715,595	—	11,929,634	250,784	—
August 31, 2016	2,401,090	—	5,729,394	187,784	—
August 31, 2017	30,633,553	4,847,063	106,929,838	—	3,454,675

Total	$47,461,363	$4,847,063	$128,168,490	$874,022	$3,454,675

For tax purposes, net realized capital losses occurring after October 31, may be deferred and treated as occurring on the first day of following fiscal year. As of August 31, 2009, capital losses utilized and capital losses deferred for each fund were as follows:

	Schwab	Schwab	Schwab		Schwab
	Short-Term Bond	Premier	Total Bond	Schwab	Inflation
	Market Fund	Income Fund	Market Fund	GNMA Fund	Protected Fund

Deferred capital losses	$21,723,112	$6,559,368	$55,689,382	$88,056	$7,083,039
Capital losses utilized	—	—	—	1,691,827	—

As of August 31, 2009, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended August 31, 2009, the funds did not incur any interest or penalties. The Schwab Short Term bond Market Fund, Schwab Total Bond Market Fund and the Schwab GNMA Fund is not subject to examination by U.S. federal tax authorities for tax years before 2007 and by state tax authorities for tax years before 2006. The Schwab Inflation Protected Fund is not subject to examination by U.S. federal and

68

 Schwab Bond Funds

Financial Notes, unaudited (continued)

9. Federal Income Taxes (continued):

state tax authorities for tax years before 2007. The Schwab Premier Income Fund is not subject to examination by U.S. federal and state tax authorities for tax years before 2008.

10. Other:

The Schwab Total Bond Market Fund, CSIM, Charles Schwab & Co., Inc., and certain affiliated entities are defendants in a class action lawsuit that is pending in the United States District Court for the Northern District of California. The complaint, filed on August 28, 2008, is brought on behalf of a putative class of current and former Total Bond Market Fund shareholders. On February 19, 2009, the court denied defendants’ motion to dismiss plaintiffs’ federal law and dismissed certain of the plaintiffs’ state law claims with leave to amend. On March 2, 2009, plaintiffs filed their First Amended Complaint. It alleges violations of state law and federal securities law in connection with the fund’s investment policy. Plaintiffs allege that the fund deviated from its stated investment objective of tracking the Lehman U.S. Aggregate Bond Market Index without first obtaining a shareholder vote, including by investing material amounts of the fund’s asset in collateralized mortgage obligations (CMOs) and in excess of 25% of the fund’s assets in mortgage-backed securities. Claimants seek unspecified compensatory and rescission damages, unspecified equitable and injunctive relief, and costs and attorneys fees. On April 27, 2009, the court issued a stay of proceedings while defendants appeal the court’s February 19, 2009 decision refusing to dismiss plaintiffs’ federal securities law claim, which is currently under review by the U.S. Court of Appeals for the Ninth Circuit.

Separately, the fund has been responding to regulatory investigations. On October 14, 2009, the trust received a Wells notice from the staff of the U.S. Securities and Exchange Commission stating that the staff intends to recommend the filing of a civil enforcement action against the trust, CSIM, Charles Schwab & Co., Inc. and the president of the fund (“Schwab Parties”) for possible violations of the securities laws in connection with the fund’s investment policy. The Schwab parties have responded to the notice to explain why they believe enforcement charges are unwarranted.

At this time the fund is unable to estimate whether it will incur a liability or the range of any such liability in these matters; however, any liability incurred could exceed the limits of applicable insurance policies.

11. Subsequent Events

Management has determined there are no subsequent events or transactions that would have materially impacted the financial statements as presented.

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Results of Proxy Voting:

At a special meeting of shareholders of the trust held on December 14, 2009, shareholders approved the following proposal: to elect nine trustees to serve on the Board of Trustees of the trust. The individuals listed in the table below were elected as trustees for each fund. All trustees served as trustees of the trust prior to the special meeting.

	For	Withheld	% For
	(shares)	(shares)

Charles R. Schwab	459,325,700.18	28,086,852.10	94.24%
Walter W. Bettinger, II	462,501,711.78	24,910,840.50	94.89%
Mariann Byerwalter	462,421,752.63	24,990,799.65	94.87%
John F. Cogan	463,280,067.34	24,132,484.94	94.05%
William A. Hasler	459,926,827.89	27,485,724.39	94.36%
Gerald B. Smith	462,799,212.90	24,613,339.38	94.95%
Donald R. Stephens	462,936,148.60	24,476,403.68	94.98%
Joseph H. Wender	462,081,721.45	25,330,830.83	94.80%
Michael W. Wilsey	461,613,391.08	25,799,161.20	94.71%

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Trustees and Officers

The tables below give information about the trustees and officers for Schwab Investments which includes the funds covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 85 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Investments since 2000.)	Chairman of JDN Corporate Advisory LLC.	77	Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009) Director, Excelsior Funds (2006 – 2007)

John F. Cogan 1947 Trustee (Trustee of Schwab Investments since 2008.)	Senior Fellow: The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 1994 – present).	77	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

William A. Hasler 1941 Trustee (Trustee of Schwab Investments since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley (July 1998 – present).	77	Director, Ditech Networks Corporation (1997 – present)
Director, TOUSA (1998 – present)
Director, Mission West Properties (1998 – present)
Director, Globalstar, Inc. (2009 – present)
Director, Harris-Stratex Networks (2001 – present)
Director, Aphton Corp. (1991 – 2007)
Director, Solectron Corporation (1998 – 2007)
Director, Genitope Corporation (2000 – 2009)
			Director, Excelsior Funds (2006 – 2007)

Gerald B. Smith 1950 Trustee (Trustee of Schwab Investments since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	77	Lead Independent Director, Board of Cooper Industries (2002 – present) Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – present) Director, Oneok, Inc (2009 – present)

Donald R. Stephens 1938 Trustee (Trustee of Schwab Investments since 1991.)	Managing Partner, D.R. Stephens & Company (investments) (1973 – present).	77	None

 71

 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Joseph H. Wender 1944 Trustee (Trustee of Schwab Investments since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (Jan. 2008-present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present); Senior Director, Chairman of the Finance Committee, GSC Group (July 2005 – Dec. 2007); General Partner, Goldman Sachs & Co., Inc. (Oct. 1982 – June 2005).	77	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

Michael W. Wilsey 1943 Trustee (Trustee of Schwab Investments since 1991.)	Chairman and Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	77	None

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Investments since 1991.)	Founded Charles Schwab & Co., Inc. in 1971 and became Chairman in 1978. Since 1986, Chairman and Director, The Charles Schwab Corporation. Since 1989, Director, Charles Schwab Investment Management, Inc., and appointed as Chairman in 1991. Since 1996, Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I and Schwab International Holdings, Inc. Since 1999, Director and Chief Executive Officer, Schwab Holdings, Inc. Since 2003, Chairman, Charles Schwab Bank, N. A.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, and the Charles Schwab & Co., Inc.	77	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Investments since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc., principal underwriter to the Funds, and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation.	85	None

72

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Randall W. Merk 1954 President and Chief Executive Officer (Officer of Schwab Investments since 2007.)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc. (August 2004 – present); Executive Vice President, Charles Schwab & Co., Inc. (2002 – present); Director, President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (August 2007 – present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC (Sept. 2002 – present); President and Chief Executive Officer, Schwab Strategic Trust (Oct. 2009 – present); Trustee (June 2006 – Dec. 2009), President and Chief Executive Officer (July 2007 – March 2008), Laudus Trust and Laudus Institutional Trust; President and Chief Executive Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust (June 2006 – June 2007).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Investments since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc. (November 2004 – present); Treasurer and Chief Financial Officer, Laudus Trust and Laudus Institutional Trust (2006 – present); Treasurer and Principal Financial Officer, Schwab Strategic Trust (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (Sept. 2002 – present); Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (June 2006 – June 2007).

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer (Officer of Schwab Investments since 2004.)	Senior Vice President and Chief Investment Officer, Charles Schwab Investment Management, Inc. (2004 – present); President and Chief Executive Officer (2008 – present) and Chief Investment Officer (2006 – present), Laudus Trust and Laudus Institutional Trust; Senior Vice President and Chief Investment Officer, Schwab Strategic Trust (Oct. 2009 – present).

Koji E. Felton 1961 Secretary and Chief Legal Officer (Officer of Schwab Investments since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc. (July 2000 – present); Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. (June 1998 – present); Secretary and Chief Legal Officer, Schwab Strategic Trust (Oct. 2009 – present); Chief Legal Officer and Secretary, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (June 2006 – June 2007); Chief Legal Officer, Laudus Trust and Laudus Institutional Trust (Aug. 2006 – Dec. 2006).

Catherine MacGregor 1964 Vice President (Officer of Schwab Investments since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present) of Laudus Trust and Laudus Institutional Trust. Since 2009, Vice President of Schwab Strategic Trust (Oct. 2009 – present).

Michael Haydel 1972 Vice President (Officer of Schwab Investments since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc. (2004 – present); Vice President (Sept. 2005 – present), Anti-Money Laundering Officer (Oct. 2005 – Feb. 2009), Laudus Trust, Laudus Institutional Trust; Vice President, Schwab Strategic Trust (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Stephens and Wilsey will retire on December 31, 2010.
[2]	Messrs. Schwab and Bettinger are Interested Trustees because they are employees of Schwab and/or the investment adviser. In addition to their employment with Schwab and/or the investment adviser, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

 73

Glossary

agency discount notes Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.

Alternative Minimum Tax (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset-backed securities Bond or other debt securities that represent ownership in a pool of assets such as credit card debt.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

average rate The average rate of interest paid annually by the fixed-income securities in a fund or portfolio.

beta A historical measure of an investment’s volatility relative to a market index (usually the S&P 500). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

call An early repayment of a bond’s principal by the issuer, usually done because the issuer is able to refinance its bond debt at a lower rate.

call protection A term used in reference to a bond that cannot be called by the issuer before maturity, or at least for many years from the present date. A bond that offers call protection can more reliably be expected to provide a given yield over a given number of years than a bond that could be called (assuming both bonds are of the same credit quality).

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

certificate of participation A municipal bond that is repaid from an annual budget appropriation rather than being backed by the full faith and credit of the issuer.

coupon, coupon rate The annual rate of interest paid until maturity by the issuer of a debt security.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. See chart below.

credit risk The risk that a bond issuer may be unable to pay interest or principal to its bondholders.

discount rate The implied rate on a debt security that does not pay interest but is bought at a discount and redeemed at face value when it matures.

dividend Money from earnings that is distributed to shareholders as a given amount per share.

duration A measure of a bond’s sensitivity to interest rates. Calculations of duration generally take into account the investment’s yield, interest payments, maturity date and call features. Like maturity, duration is expressed in years, but is more accurate than maturity in determining the effect of interest rate movements on a bond investment’s price. The duration of a portfolio equals the market value weighted average of the duration of the bonds held in the portfolio.

earnings growth rate For a mutual fund, the average yearly rate at which the earnings of the companies in the fund’s portfolio have grown, measured over the past five years.

earnings per share (EPS) A company’s earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

Credit Ratings

Most major bond issuers arrange with a recognized independent rating organization, such as Standard & Poor’s (S&P) or Moody’s Investors Service, to rate the creditworthiness of their bonds. The spectrum of these ratings is divided into two major categories: investment grade and below investment grade (sometimes called “junk bonds”). Bonds rated below investment grade range from those that are considered to have some vulnerability to default to those that appear on the brink of default or are in default.

74

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

general obligation bonds Municipal bonds that are secured by the issuer’s full faith and credit, which typically is backed by the power of the issuer to levy taxes.

interest Payments to bondholders (usually made twice a year) as compensation for loaning the bond principal to the issuer.

interest rate risk The risk that a bond’s value will fluctuate if market interest rates change or are expected to change. Bond prices tend to move in the opposite direction of interest rates: when interest rates rise, bond prices tend to fall.

liquidity-enhanced security A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.

market risk Those elements of risk that are common to all securities in an asset class, and therefore cannot be significantly reduced by diversification within the asset class. Also known as “systemic risk.”’

maturity The date a bond is scheduled to be “retired” and its principal amount returned to the bond holders. Maturity of Investments will generally be determined using portfolio securities’ final maturity dates. However, for certain securities, maturity will be determined using securities’ effective maturity date. Except as discussed below, the effective maturity date for a security subject to a put or demand feature is the demand date, unless the security is a variable-rate or floating-rate security. If it is a variable-rate security, its effective maturity date is the earlier of its demand date or next interest rate change date. For variable-rate securities not subject to a put or demand feature and floating-rate securities, the effective maturity date is the next interest rate change date. The effective maturity of mortgage-backed and certain other asset-backed securities are determined on an “expected life” basis by the investment adviser. Additional information relating to maturity is contained in the Schwab Bond Funds’ Statement of additional information.

mortgage-backed securities Bond or other debt securities that represent ownership in a pool of mortgage loans.

muni, municipal bonds, municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

prepayment risk The risk that a mortgage-backed security may be paid off early, typically because interest rates have fallen and the homeowners who hold the underlying mortgages have refinanced those mortgages at lower rates. In this type of situation, the investor who held the mortgage-backed security will usually have to settle for a lower rate when reinvesting the principal.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

revenue bonds Municipal bonds that are issued to finance public works projects and are secured by revenue generated by the project (such as water and sewer fees) rather than the full faith and credit of the issuer.

section 4(2)/144A securities Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

taxable-equivalent yield The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% ÷ [1 − 0.25%] = 6.0%).

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

weighted average credit quality The asset-weighted overall credit quality for a bond portfolio. Charles Schwab Investment Management, Inc. (CSIM) calculates this characteristic. The fund itself has not been rated by an independent credit rating agency. The calculation excludes unrated securities, derivatives and short-term securities. Weighted average credit quality is subject to change over time.

weighted average duration Expresses the measurable change in the value of a security in response to a change in interest rates. The formula calculates the effect that a 1% change in interest rates will have on the price of a bond.

weighted average maturity For mutual funds, the maturity of all the debt securities in its portfolio, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

yield to maturity The annualized rate of return a bondholder could expect if the bond were held to maturity. In addition to interest payments, yield to maturity also factors in any difference between a bond’s current price and its principal amount, or face value.

 75

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fund®
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large* Company Index Fund
Schwab Fundamental US Small-Mid* Company Index Fund
Schwab Fundamental International* Large Company Index Fund
Schwab Fundamental International* Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets* Index Fund
Schwab Global Real Estate Fundtm
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab® Premier Income Fund
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL AND FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2010 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC
Printed on recycled paper.
MFR13480-14

Semiannual report dated February 28, 2010 enclosed.

Schwab Tax-Free Bond Funds

Schwab Tax-Free
YieldPlus Fundtm

Schwab Tax-Free
Bond Fundtm

Schwab California
Tax-Free YieldPlus Fundtm

Schwab California
Tax-Free Bond Fundtm

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Schwab Tax-Free Bond Funds

Semiannual Report
February 28, 2010

Schwab Tax-Free
YieldPlus Fundtm

Schwab Tax-Free
Bond Fundtm

Schwab California
Tax-Free YieldPlus Fundtm

Schwab California
Tax-Free Bond Fundtm

Four smart, cost-effective ways investors can use
bonds in an asset allocation strategy.

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Total Return for the Report Period

Schwab Tax-Free YieldPlus Fundtm (Ticker Symbol: SWYTX)	-4.23%

Barclays Capital 1-Year Municipal Bond Index	1.27%
Fund Category: Morningstar Municipal National Short Bond	2.16%

Performance Details	pages 6-7

Schwab Tax-Free Bond Fundtm (Ticker Symbol: SWNTX)	4.30%

Barclays Capital 7-Year Municipal Bond Index	3.75%
Fund Category: Morningstar Municipal National Intermediate Bond	3.98%

Performance Details	pages 8-9

Schwab California Tax-Free YieldPlus Fundtm (Ticker Symbol: SWYCX)	0.64%

Barclays Capital 1-Year Municipal Bond Index	1.27%
Fund Category: Morningstar Municipal California Intermediate/Short Bond	3.62%

Performance Details	pages 10-11

Schwab California Tax-Free Bond Fundtm (Ticker Symbol: SWCAX)	3.94%

Barclays Capital 7-Year Municipal Bond Index	3.75%
Fund Category: Morningstar Municipal California Intermediate/Short Bond	3.62%

Performance Details	pages 12-13

Minimum Initial Investment[1]	$ 100

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Expenses may be partially absorbed by fund management. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Source for category information: Morningstar, Inc.

[1]	Please see prospectus for further detail and eligibility requirements.

Schwab Tax-Free Bond Funds 1

From the President

Randall W. Merk is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.

Dear Shareholder,

During the last six months, investors had to face the ongoing uncertainties that seem to be intrinsic to a recovering economy. While we have seen improvements in some areas of the stock and bond markets, the employment picture remains disappointingly weak, and the housing market is still struggling to make a comeback. At the same time, the Federal Reserve (the Fed) has started to initiate some changes in its lending and monetary policies that are more reflective of an economic recovery than of an economic crisis.

Of particular note was the Fed’s decision in February to raise the discount lending rate—the rate banks pay for emergency loans—from 0.50% to 0.75%. This move was seen by many as a gentle reminder that higher interest rates could be coming our way, even though the Fed left its federal funds target interest rate in the historically low range of 0.00% to 0.25%. In a statement that explained the changes that the Fed was making, it emphasized that it did not expect these actions “to lead to tighter financial conditions for households and businesses...”

This Fed action is noteworthy because in 2009 we saw a record number of investors move assets into bond funds as a way to potentially earn a higher return than might be earned from a money market investment or a certificate of deposit (CD). While investors can potentially earn a higher rate of return from bonds, there are also inherent risks to consider when investing in bonds or bond funds. As a general rule, when interest rates rise, bond prices fall. This means that the value of an investor’s shares in a bond fund could decline in response to a rise in interest rates.

While bonds and bond funds can be an important component in an investor’s portfolio, we would like to encourage investors to periodically review their allocations and to make sure that their investment decisions are consistent with their tolerance for risk and are meeting their investment goals.

For the six-month period, two of the four tax-free bond funds in this report outperformed their respective benchmarks and two of them underperformed. For a more in-depth explanation of each fund’s performance, please see the managers’ discussion and analysis in the following pages. If you have any questions about the Schwab Tax-Free Bond Funds or other Schwab Funds, including Schwab Taxable Bond Funds, we are always available at 1-800-435-4000, while additional resources may be found on schwab.com.

Thank you for investing with us.

Sincerely,

2 Schwab Tax-Free Bond Funds

The Investment Environment

Bonds in the tax-free bond market had solid performance for the period, in part, because investors were searching for investments that could potentially produce higher yields than what they could get in money markets products and other cash instruments such as certificates of deposits (CDs). In addition, Build America Bonds (BABs), which are taxable muni bonds with long maturities, continued to be an attractive option for bond issuers to access the market due to the substantial interest-rate subsidy provided by the federal government. BABs are new types of municipal bonds created by the U.S. federal government in 2009 as a way to help stimulate the U.S. economy. Consequently, fewer tax-exempt bonds came to market during the period. As might be expected, the increased demand coupled with reduced supply led to outperformance in the municipal sector. Having said that, municipal bonds issued by the state of California and its municipalities underperformed relative to other municipal bonds, but still performed well in the current climate.

On the taxable side, investors continued to have an appetite for risk during the period with high-yield, lower-quality bonds outperforming through January 2010. This changed slightly in February 2010 when high-yield, lower-quality bonds still had positive returns for the month, but underperformed other categories for the first time in over a year. On the higher-quality side, the reverse was true; higher-quality bonds—particularly investment-grade bonds—underperformed through January 2010, but started to emerge in February 2010 as top performers along with bonds in the intermediate-term (7-10 years maturity) space. In addition, U.S. Treasuries emerged with positive returns in January and February 2010, reporting 1.58% and 0.40% respectively, after logging a negative return of 1.30% for the fourth quarter of 2009.

Major economic indicators, such as Gross Domestic Product (GDP), unemployment, and housing prices continued to present challenges to the recovery, though we have seen some signs of improvement. GDP—the output of goods and services produced by labor and property located in the United States—increased at an annual rate of 2.2% in the third quarter of 2009 and 5.9% for the fourth quarter of 2009. Housing prices declined on an annualized basis and contracted by 8.7% in the third quarter of 2009 and by 2.5% in the fourth quarter of 2009, according to the S&P/Case-Shiller U.S. National Home Price Index. Unemployment held fairly steady throughout the six-month period with a low of 9.7% in January and February of 2010 and a high of 10.1% that was reported in October 2009.

 Yield Advantage of Munis over Treasuries: For Five-Year bonds; Tax Brackets Shown are the Highest Applicable

This chart shows how much more the average five-year muni yielded than the average five-year Treasury after federal (or combined California and federal) income tax.

Data source: Bloomberg L.P.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

Schwab Tax-Free Bond Funds 3

Fund Management

Jeffrey Mortimer, CFA, senior vice president and chief investment officer of the investment adviser, is responsible for the overall management of the funds. Prior to joining the firm in October 1997, he worked for more than eight years in asset management.

Ken Salinger, CFA, a managing director and portfolio manager of the investment adviser, has day-to-day co-responsibility for the management of the funds. He joined the firm in 2008 and has worked in fixed-income and asset management since 1994.

John Shelton, CFA, a portfolio manager of the investment adviser, has day-to-day co-responsibility for the management of the funds. He joined the firm in 2000 and has worked in fixed-income asset management since 1998.

4 Schwab Tax-Free Bond Funds

California State Investment Environment

California’s economy has weakened significantly over the past year, as the State and national recession deepened. The State lost 902,100 nonfarm payroll jobs in 2009, or 6.0%. This compares to 192,100 lost jobs in 2008, or 1.3%. The construction sector accounted for nearly 168,000 of the lost jobs in 2009, down over 21%. In addition, the professional and business services sector lost 186,000 jobs in the past year, while the manufacturing and the retail trade sectors lost over 140,000 and 120,000, respectively. The educational and health services category is the only sector that registered job growth, up 15,500 jobs, or 0.9%. California’s seasonally adjusted unemployment rate was a record 12.5% in January 2010, up from an already elevated 9.7% in January 2009. California’s Department of Finance is projecting a further 0.7% decline in payroll jobs for 2010, and 2.4% growth in personal income.

On July 28, 2009, Governor Arnold Schwarzenegger signed an amended State budget for fiscal year 2010 (7/1/09-6/30/10) that addressed an additional general fund shortfall of over $26 billion. Prior to this revision, the State Controller began issuing registered warrants (also called IOUs) in lieu of payment for some obligations to conserve cash for higher priority spending such as K-12 education and general obligation debt service. Together, the original and amended budgets incorporated over $29.3 billion of expenditure cuts, $12.5 billion in temporary new taxes, $8 billion in federal fiscal relief, and $3.7 billion of revenues from local governments. The new plan was also designed to improve the State’s cash position and the Controller began redeeming the registered warrants in September 2009. However, the Governor now projects a current fiscal year shortfall of about $6.6 billion, stemming from underperforming revenues, federal and state court decisions that reduced or eliminated earlier budget solutions, and solutions that failed to achieve their projected savings.

Governor Schwarzenegger declared a fiscal emergency on January 8, 2010, calling the State Legislature into special session to act on the projected deficit, at which time he introduced his spending plan for fiscal 2011 (beginning 7/1/10). The budget projects a cumulative general fund deficit of $19.9 billion through June 30, 2011, including the $6.6 billion remaining shortfall from the current year. The proposed budget closes the gap with $8.5 billion of expenditure reductions, $6.9 billion in additional federal funds, and $4.5 billion of alternative funding solutions. The plan would cut K-12 education by $2.4 billion, health and social services by $2.9 billion, and corrections by $1.2 billion. If the Governor is unable to secure additional federal reimbursement, largely for MediCal (California’s version of Medicaid), special education, and incarcerating undocumented felons, the plan includes a series of trigger program reductions and revenue solutions, including the complete elimination of California’s welfare-to-work program. Proposals to divert special funds for children’s services and mental health services are subject to a statewide vote, and the Governor proposes to include these initiatives in the June 2010 election. If enacted as proposed, California would end fiscal 2011 with a $1.0 billion general fund reserve, or 1.2% of budgeted appropriations.

California’s ratings have fallen in conjunction with the State’s weakened cash position and persistent budget deficits, and are the lowest of the U.S. states. At the end of the report period, the State’s ratings were Baa1 from Moody’s, A- from Standard & Poor’s, and BBB from Fitch. On April 5, 2010, Fitch recalibrated its rating to A-, as part of a broader recalibration of U.S. Public Finance state ratings. Standard and Poor’s maintains a negative outlook on the State’s rating.

California’s weakened economy and reduced State appropriations have pressured the credit quality of other municipal issuers in the State, though such impacts have had wide variability. California school districts, in aggregate, receive about 60% of their total funding from the State, while community college districts rely on the State for about 50%. However, school district and community college district general obligation bonds are secured by separate local property tax levies, many of which continued to show positive growth in fiscal 2010, though some have declined. California cities and counties both receive State general fund support through appropriations for specific programs, though the county programs are more closely tied to the State. Cities that have relied on sales or transfer taxes to a significant degree have been forced to reduce their own budgets during this period, while counties have faced growing indigent health and social service caseloads. In contrast, California’s essential service enterprises are primarily funded with independent revenues, including water, sewer and electricity services rates and charges, and this has helped insulate them from the State’s financial difficulties.

Our portfolio composition reflects this credit differentiation, as we have selected investments in sectors or in specific securities that have been less pressured by State cutbacks or that we believe have proactively managed such cuts.

Schwab Tax-Free Bond Funds 5

Schwab Tax-Free YieldPlus Fund™

The Schwab Tax-Free YieldPlus Fund returned -4.23% for the six-month period that ended February 28, 2010 and underperformed its comparative index, the Barclays Capital 1-Year Muni Bond Index (the index), which returned 1.27%.

Struggles in the Auction Rate Securities (ARS) market provided a difficult backdrop for the fund. The main detractor from the fund’s performance came from two auction rate securities in technical default, which at period-end comprised 18.4% of the fund. These two securities are in re-organization and detracted significantly from the fund’s relative performance. When these securities were purchased, the fund had considerably higher assets under management. Since that time, as the fund’s assets have declined primarily due to redemptions, these two positions have come to comprise a higher percentage of the portfolio, thereby increasing the overall negative impact on fund performance. The fund, along with other debt holders of these securities, continues to monitor the progress and look for ways to maximize returns on these holdings.

To manage the negative effect of the securities noted above, along with one other illiquid ARS, and the continued steep decline in the fund’s assets under management, the fund invested in shorter-term, higher-quality holdings for the remainder of the portfolio as a way of managing risk and helping to preserve and maintain liquidity.

As of 2/28/10:

 Portfolio Composition % of Investments

These tables show three different views of the fund’s portfolio: by type of security, credit quality of the security and remaining maturity.

By Security Type

Fixed Rate Bonds	33.4%
Variable Rate Demand Obligations	32.3%
Auction Rate Securities	23.5%
Cash Flow Notes	5.0%
Pre-refunded Bonds	4.1%
Bond Anticipation Notes	1.7%

By Credit Quality[1]

AAA	24.4%
AA	29.8%
A	9.1%
BBB	10.0%
Short-Term Ratings	8.3%
Unrated Securities	18.4%

By Maturity[2]

0 - 6 Months	61.7%
7-18 Months	27.7%
More than 18 Months	10.6%

Weighted Average Maturity[2]	0.4 yrs
Weighted Average Effective Duration	0.4 yrs

Portfolio holdings may have changed since the report date.

[1]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies. The fund has not been rated by an independent credit rating agency.
[2]	As shown in the Portfolio Holdings, see Glossary for definition of maturity.

6 Schwab Tax-Free Bond Funds

 Schwab Tax-Free YieldPlus Fundtm

Performance Summary as of 2/28/10

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

December 16, 2004 – February 28, 2010
Performance of a Hypothetical
$10,000 Investment 1

 Average Annual Total Returns1,2,3

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception

Fund: Schwab Tax-Free YieldPlus Fundtm (12/16/04)	-4.23%	-10.42%	-2.85%	-2.67%
Barclays Capital 1-Year Municipal Bond Index	1.27%	2.81%	3.48%	3.37%
Fund Category: Morningstar Municipal National Short Bond	2.16%	4.78%	3.01%	2.87%

Fund Expense Ratios4: Net 0.49%; Gross 0.69%

 Style Assessment5

 Yields

30-Day SEC Yield[1]	0.51%

30-Day SEC Yield-No Waiver[1,6]	0.06%

Taxable-Equivalent Yield[7]	0.78%

12-Month Distribution Yield[1,3]	0.88%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the total return/yield may have been lower.
[4]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver, as stated in the prospectus. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	Source: Morningstar, Inc. Interest rate sensitivity and credit quality are two main components of bond performance. The assessment reflects the fund’s portfolio as of 2/28/10 and is not a precise indication of risk or performance–past, present or future. Definitions of style assessments: Sensitivity (measured as duration): Short, up to 3.5 years; Medium, more than 3.5 years to less than six years; Long, six years or greater. Credit quality: High, AA or better; Medium, A or BBB; Low, BB or lower.
[6]	Yield if fund expenses had not been partially absorbed by CSIM and Schwab.
[7]	This is the taxable-equivalent 30-day SEC yield for a hypothetical investor in the highest federal tax bracket (35.00%). Your tax rate may be different.

Schwab Tax-Free Bond Funds 7

Schwab Tax-Free Bond Fund™

The Schwab Tax-Free Bond Fund returned 4.30% for the six-month period that ended February 28, 2010, and outperformed its comparative index, the Barclays Capital 7-Year Muni Bond Index (the index), which returned 3.75%.

Security selection was the greatest contributor to fund performance. Yield-curve and duration positioning, along with sector allocation, contributed modestly to the Fund’s relative performance. Throughout the six-month period the fund tended to favor high-quality revenue bonds, higher-rated hospital bonds, and securities in the essential services sector. The fund avoided land-based and tobacco bonds because of their higher credit risks. Although the fund maintained an overall intermediate profile, it had exposure in the 15–30 year maturity range, while the index concentrates in the seven-year range. During the period, longer-term municipal bonds outpaced shorter-term securities, which was an advantage for the fund. In terms of detractors, the fund’s credit-quality positioning hurt performance as it favored higher-quality securities, which underperformed lower-quality securities.

Demand outpaced supply in the municipal bond market. We saw a steady increase in demand for municipal bonds as investors sought higher-yielding alternatives to the more liquid money market products and certificates of deposits (CDs). At the same time, the municipal bond market had to compete with a steady supply of Build America Bonds (BABs) and so fewer tax-exempt bonds came to market during the period. This increased demand coupled with reduced supply led to outperformance in the municipal sector, even though municipal bond interest rates remained at historical lows during the six-month period.

As of 2/28/10:

 Portfolio Composition % of Investments

These tables show three different views of the fund’s portfolio: by type of security, credit quality of the security and remaining maturity.

By Security Type

Fixed Rate Bonds	71.9%
Pre-refunded Bonds	13.2%
Variable Rate Demand Obligations	10.1%
Put Bonds	4.2%
Floating Rate Notes	0.6%

By Credit Quality[1]

AAA	23.1%
AA	48.4%
A	20.2%
BBB	4.1%
BB	0.1%
Short-Term Ratings	0.8%
Unrated Securities	3.3%

By Maturity[2]

0-1 Year	14.0%
2-10 Years	58.3%
11-20 Years	21.7%
21-30 Years	6.0%

Weighted Average Maturity[2]	6.4 yrs
Weighted Average Effective Duration	5.3 yrs

Portfolio holdings may have changed since the report date.

[1]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies. The fund has not been rated by an independent credit rating agency.
[2]	As shown in the Portfolio Holdings, see Glossary for definition of maturity.

8 Schwab Tax-Free Bond Funds

 Schwab Tax-Free Bond Fundtm

Performance Summary as of 2/28/10

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

February 28, 2000 – February 28, 2010
Performance of a Hypothetical
$10,000 Investment1

 Average Annual Total Returns1,2,3

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years

Fund: Schwab Tax-Free Bond Fundtm (9/11/92)	4.30%	9.77%	4.20%	5.95%
Barclays Capital 7-Year Municipal Bond Index	3.75%	7.38%	5.04%	5.79%
Fund Category: Morningstar Municipal National Intermediate Bond	3.98%	9.23%	3.66%	4.78%

Fund Expense Ratios4: Net 0.49%; Gross 0.66%

 Style Assessment5

 Yields

30-Day SEC Yield[1,3]	2.77%

30-Day SEC Yield-No Waiver[1,6]	2.65%

Taxable-Equivalent Yield[7]	4.26%

12-Month Distribution Yield[1,3]	2.96%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the total return/yield may have been lower.
[4]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver, as stated in the prospectus. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	Source: Morningstar, Inc. Interest rate sensitivity and credit quality are two main components of bond performance. The assessment reflects the fund’s portfolio as of 2/28/10 and is not a precise indication of risk or performance–past, present or future. Definitions of style assessments: Sensitivity (measured as duration): Short, up to 3.5 years; Medium, more than 3.5 years to less than six years; Long, six years or greater. Credit quality: High, AA or better; Medium, A or BBB; Low, BB or lower.
[6]	Yield if fund expenses had not been partially absorbed by CSIM and Schwab.
[7]	This is the taxable–equivalent 30–day SEC yield for a hypothetical investor in the highest federal tax bracket (35.00%). Your tax rate may be different.

Schwab Tax-Free Bond Funds 9

Schwab California Tax-Free YieldPlus Fund

The Schwab California Tax-Free YieldPlus Fund returned 0.64% for the six-month period that ended February 28, 2010, and underperformed its comparative index, the Barclays Capital 1-Year Muni Bond Index (the index), which returned 1.27%.

The fund was short duration compared to the index and this positioning detracted from relative performance, but solid security selection helped to offset this negative effect. The fund’s overweight to variable rate demand notes (VRDNs) also detracted from performance.

California’s weak economic picture continued to dampen the fund’s enthusiasm for state securities. On the positive side, though, California’s short-term credit paper outperformed short-term credit paper on the national level. The fund’s defensive stance to favor short-term, higher-quality securities as a way of seeking to protect liquidity and manage risk led us to underweight California general obligation bonds on our concern about the state’s budgetary and economic challenges that could potentially hurt state-backed securities that rely on state funding. While California bonds showed some signs of improvement late in the six-month period—due to declining supply in the municipal bond markets—the fund remained cautious in its approach to state-backed securities, especially those that were more sensitive to the state’s ability to meet its debt obligations.

As of 2/28/10:

 Portfolio Composition % of Investments

These tables show three different views of the fund’s portfolio: by type of security, credit quality of the security and remaining maturity.

By Security Type

Variable Rate Demand Obligations	51.0%
Fixed-Rate Bonds	23.1%
Pre-refunded Bonds	8.4%
Put Bonds	6.3%
Bond Anticipation Notes	5.8%
Cash Flow Notes	5.4%

By Credit Quality[1]

AAA	16.4%
AA	50.3%
A	4.4%
BBB	10.6%
Short-Term Ratings	14.6%
Unrated Securities	3.7%

By Maturity[2]

0-6 Months	73.6%
7-18 Months	19.9%
19-30 Months	2.0%
More than 30 Months	4.5%

Weighted Average Maturity[2]	0.3 yrs
Weighted Average Effective Duration	0.4 yrs

Portfolio holdings may have changed since the report date.

[1]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies. The fund has not been rated by an independent credit rating agency.
[2]	As shown in the Portfolio Holdings, see Glossary for definition of maturity.

10 Schwab Tax-Free Bond Funds

 Schwab California Tax-Free YieldPlus Fundtm

Performance Summary as of 2/28/10

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

December 16, 2004 – February 28, 2010
Performance of a Hypothetical
$10,000 Investment1

 Average Annual Total Returns1,2,3

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception

Fund: Schwab California Tax-Free YieldPlus Fundtm (12/16/04)	0.64%	0.90%	-0.11%	-0.06%
Barclays Capital 1-Year Municipal Bond Index	1.27%	2.81%	3.48%	3.37%
Fund Category: Morningstar Municipal California Intermediate/Short Bond	3.62%	7.70%	3.26%	3.19%

Fund Expense Ratios4: Net 0.49%; Gross 0.64%

 Style Assessment5

 Yields

30-Day SEC Yield[1]	0.52%

30-Day SEC Yield-No Waiver[1,6]	0.34%

Taxable-Equivalent Yield[7]	0.96%

12-Month Distribution Yield[1]	1.01%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the total return/yield may have been lower.
[4]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver, as stated in the prospectus. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	Source: Morningstar, Inc. Interest rate sensitivity and credit quality are two main components of bond performance. The assessment reflects the fund’s portfolio as of 2/28/10 and is not a precise indication of risk or performance–past, present or future. Definitions of style assessments: Sensitivity (measured as duration): Short, up to 3.5 years; Medium, more than 3.5 years to less than six years; Long, six years or greater. Credit quality: High, AA or better; Medium, A or BBB; Low, BB or lower.
[6]	Yield if fund expenses had not been partially absorbed by CSIM and Schwab.
[7]	This is the taxable-equivalent 30-day SEC yield for a hypothetical investor in the highest combined federal and California tax bracket (45.55%).

Schwab Tax-Free Bond Funds 11

Schwab California Tax-Free Bond Fund™

The Schwab California Tax-Free Bond Fund returned 3.94% for the six-month period that ended February 28, 2010, and outperformed its comparative index, the Barclays Capital 7-Year Muni Bond Index (the index), which returned 3.75%.

Security selection was the strongest contributor to the fund’s performance. At the same time, the fund’s exposure to the 15–30 year maturity range, in terms of yield-curve positioning, also contributed. During the period, longer-term municipal bonds outpaced shorter-term securities, which was an advantage for the fund compared to the index, which was concentrated in the seven-year range. The fund’s emphasis on higher-quality securities detracted from relative performance because lower-quality bonds outperformed for the period.

The fund limited its exposure to California’s general obligation (GO) bonds on concerns about the state’s ability to meet its financial obligations and the state’s high unemployment rate. Instead the fund sought securities in essential services such as water and sewer and in certain areas of transportation such as the San Francisco Bay Area Rapid Transit (BART). The fund also reduced its exposure to lower-rated school district bonds.

Demand outpaced supply in the municipal bond market. We saw a steady increase in demand for municipal bonds as investors sought potentially higher-yielding alternatives to the more liquid money market products and certificates of deposits (CDs). At the same time, the municipal bond market had to compete with a steady supply of Build America Bonds (BABs); as a consequence, fewer tax-exempt bonds came to market during the period. This increased demand coupled with reduced supply led to outperformance in the municipal sector, even though municipal bond interest rates remained at historical lows during the six-month period.

As of 2/28/10:

 Portfolio Composition % of Investments

These tables show three different views of the fund’s portfolio: by type of security, credit quality of the security and remaining maturity.

By Security Type

Fixed Rate Bonds	71.1%
Variable Rate Demand Obligations	11.1%
Pre-refunded Bonds	7.4%
Put Bonds	5.6%
Bond Anticipation Notes	2.7%
Other	2.1%

By Credit Quality[1]

AAA	13.5%
AA	41.5%
A	28.6%
BBB	6.4%
Short-Term Ratings	7.1%
Unrated Securities	2.9%

By Maturity[2]

0-1 Year	20.3%
2-10 Years	39.2%
11-20 Years	31.2%
21-30 Years	8.8%
More than 30 Years	0.5%

Weighted Average Maturity[2]	6.8 yrs
Weighted Average Effective Duration	5.3 yrs

Portfolio holdings may have changed since the report date.

[1]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies. The fund has not been rated by an independent credit rating agency.
[2]	As shown in the Portfolio Holdings, see Glossary for definition of maturity.

12 Schwab Tax-Free Bond Funds

 Schwab California Tax-Free Bond Fundtm

Performance Summary as of 2/28/10

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

February 28, 2000 – February 28, 2010
Performance of a Hypothetical
$10,000 Investment1

 Average Annual Total Returns1,2,3

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years

Fund: Schwab California Tax-Free Bond Fundtm (2/24/92)	3.94%	8.09%	3.81%	5.62%
Barclays Capital 7-Year Municipal Bond Index	3.75%	7.38%	5.04%	5.79%
Fund Category: Morningstar Municipal California Intermediate/Short Bond	3.62%	7.70%	3.26%	4.30%

Fund Expense Ratios4: Net 0.49%; Gross 0.60%

 Style Assessment5

 Yields

30-Day SEC Yield[1,3]	3.10%

30-Day SEC Yield-No Waiver[1,6]	3.00%

Taxable-Equivalent Yield[7]	5.69%

12-Month Distribution Yield[1,3]	3.20%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the total return/yield may have been lower.
[4]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver, as stated in the prospectus. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	Source: Morningstar, Inc. Interest rate sensitivity and credit quality are two main components of bond performance. The assessment reflects the fund’s portfolio as of 2/28/10 and is not a precise indication of risk or performance–past, present or future. Definitions of style assessments: Sensitivity (measured as duration): Short, up to 3.5 years; Medium, more than 3.5 years to less than six years; Long, six years or greater. Credit quality: High, AA or better; Medium, A or BBB; Low, BB or lower.
[6]	Yield if fund expenses had not been partially absorbed by CSIM and Schwab.
[7]	This is the taxable-equivalent 30-day SEC yield for a hypothetical investor in the highest combined federal and California tax bracket (45.55%).

Schwab Tax-Free Bond Funds 13

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning September 1, 2009 and held through February 28, 2010.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period [2]
	(Annualized)	at 9/1/09	at 2/28/10	9/1/09–2/28/10

Schwab Tax-Free YieldPlus Fundtm
Actual Return	0.49%	$1,000	$957.70	$2.38
Hypothetical 5% Return	0.49%	$1,000	$1,022.36	$2.46

Schwab Tax-Free Bond Fundtm
Actual Return	0.49%	$1,000	$1,043.00	$2.48
Hypothetical 5% Return	0.49%	$1,000	$1,022.36	$2.46

Schwab California Tax-Free YieldPlus Fundtm
Actual Return	0.49%	$1,000	$1,006.40	$2.44
Hypothetical 5% Return	0.49%	$1,000	$1,022.36	$2.46

Schwab California Tax-Free Bond Fundtm
Actual Return	0.49%	$1,000	$1,039.40	$2.48
Hypothetical 5% Return	0.49%	$1,000	$1,022.36	$2.46

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.

14 Schwab Tax-Free Bond Funds

Schwab Tax-Free YieldPlus Fund™

Financial Statements

Financial Highlights

	9/1/09–		9/1/08–	9/1/07–	9/1/06–	9/1/05–	12/16/04[2]–
	2/28/10*		8/31/09	8/31/08	8/31/07[1]	8/31/06	8/31/05

Per-Share Data ($)

Net asset value at beginning of period	7.91		9.20	9.87	9.96	9.97	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.02		0.19	0.37	0.33	0.28	0.16
Net realized and unrealized gains (losses)	(0.35)		(1.29)[3]	(0.68)	(0.09)	(0.01)	(0.03)

Total from investment operations	(0.33)		(1.10)	(0.31)	0.24	0.27	0.13
Less distributions:
Distributions from net investment income	(0.02)		(0.19)	(0.36)	(0.33)	(0.28)	(0.16)

Net asset value at end of period	7.56		7.91 [3]	9.20	9.87	9.96	9.97

Total return (%)	(4.23)[4]		(12.13)[3]	(3.21)	2.45	2.73	1.31	[4]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.49	[5]	0.49	0.48	0.49	0.49	0.28	[5]
Gross operating expenses	0.91	[5]	0.60	0.49	0.51	0.53	0.54	[5]
Net investment income (loss)	0.41	[5]	2.64	3.84	3.34	2.81	2.33	[5]
Portfolio turnover rate	25	[4]	70	61	45	55	18	[4]
Net assets, end of period ($ x 1,000,000)	32		44	175	654	489	435

*	Unaudited.
[1]	Effective on August 6, 2007, all outstanding Investor Shares were converted into Select Shares. The figures in the Financial Highlights reflect only the remaining share class.
[2]	Commencement of operations.
[3]	Net realized and unrealized gains (losses), net asset value at end of period and total return would have been ($1.85), $7.35 and (18.35%), respectively, if payment from affiliate had not been included.
[4]	Not annualized.
[5]	Annualized

See financial notes 15

 Schwab Tax-Free YieldPlus Fund

Portfolio Holdings  as of February 28, 2010 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($)	($)

41.7%	Fixed-Rate Obligations	13,402,950	13,470,735
52.7%	Variable-Rate Obligations	28,020,000	17,016,562

94.4%	Total Investments	41,422,950	30,487,297
5.6%	Other Assets and Liabilities, Net		1,799,106

100.0%	Net Assets		32,286,403

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity Date*		($)	($)

Fixed-Rate Obligations 41.7% of net assets

ARIZONA 1.1%
Phoenix Civic Improvement Corp
Jr Lien Wastewater System RB Series 2000	6.00%	07/01/10	(a)	100,000	102,895
Pima Cnty Metropolitan Domestic Water Improvement District
Sr Lien Water Refunding RB Series 2009	3.63%	01/01/19	(a)	250,000	252,957

					355,852

CALIFORNIA 1.9%
Los Angeles USD
GO Bonds Series 2002E	5.00%	07/01/10		125,000	126,944
Riverside Cnty
Teeter Obligation Notes Series 2009C	2.00%	10/15/10		500,000	504,175

					631,119

FLORIDA 1.8%
Florida State Board of Education
Public Education Capital Outlay Bonds Series 1999C	5.75%	06/01/10	(a)	50,000	51,182
West Palm Beach
Public Service Tax Refunding Bonds Series 2010	3.00%	03/01/12		500,000	517,080

					568,262

KANSAS 3.1%
Junction City
GO Temporary Notes Series 2009B	4.00%	06/01/10		1,000,000	1,006,600

LOUISIANA 1.8%
Louisiana Public Facilities Auth
Refunding RB (Christus Health) Series 2009A	5.00%	07/01/11		550,000	570,834

16 See financial notes

 Schwab Tax-Free YieldPlus Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity Date*		($)	($)

MICHIGAN 0.8%
West Bloomfield SD
GO Unlimited Tax Refunding Bonds Series 2009	5.00%	05/01/10	(a)	260,000	261,815

MISSOURI 3.4%
Hanley Rd & North of Folk Ave Transportation Development District
Transportation Sales Tax RB Series 2005	5.00%	10/01/12	(a)	1,000,000	1,108,300

NEW JERSEY 9.7%
Monmouth Cnty Improvement Auth
Governmental Loan RB (Atlantic Highlands) Series 2010	2.00%	02/01/11		120,000	121,811
Governmental Loan RB (Atlantic Highlands) Series 2010	2.50%	02/01/12		150,000	155,203
Montville Township
GO Refunding Bonds	3.75%	07/15/11		505,000	527,680
Princeton Township
General Improvement Refunding Bonds	4.00%	09/01/10		640,000	651,981
General Improvement Refunding Bonds	4.00%	09/01/11		125,000	131,447
Somerset Cnty
GO Refunding Bonds Series 2009	2.25%	12/01/10		1,515,000	1,537,634

					3,125,756

NEW YORK 1.6%
Triborough Bridge & Tunnel Auth
Sub RB Series 2003A	3.25%	11/15/10		500,000	510,340

NORTH CAROLINA 0.8%
North Carolina
Grant Anticipation Revenue Vehicle Bonds Series 2007	4.00%	03/01/10		250,000	250,000

OKLAHOMA 0.6%
Grady Cnty School Finance Auth
Educational Facilities Lease RB (Bridge Creek Public Schools) Series 2008	4.00%	09/01/11		190,000	196,622

TEXAS 5.8%
Conroe ISD
Unlimited Tax GO Bonds Series 2004A	3.50%	02/15/11	(a)	100,000	102,994
Denton
GO Refunding Bonds Series 2009	5.00%	02/15/11		150,000	156,228
La Joya ISD
Unlimited Tax GO Bonds Series 2008	3.25%	02/15/11	(a)	100,000	102,083
Texas
TRAN Series 2009	2.50%	08/31/10		1,500,000	1,517,115

					1,878,420

UTAH 4.5%
Salt Lake Cnty Municipal Building Auth
Lease RB Series 2009A	3.00%	12/01/10		570,000	580,705

See financial notes 17

 Schwab Tax-Free YieldPlus Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity Date*		($)	($)
Lease RB Series 2009A	2.75%	12/01/11		835,000	862,847

					1,443,552

VIRGINIA 1.7%
Richmond
GO Bonds Series 2009A	2.00%	07/15/11		430,000	439,249
Virginia College Building Auth
RB (21st Century College) Series 2008A	5.00%	02/01/11		100,000	104,254

					543,503

WASHINGTON 3.1%
South Whidbey SD No. 206
Unlimited Tax GO Refunding Bonds Series 2009	3.00%	12/01/10		1,000,000	1,019,760

Total Fixed-Rate Obligations (Cost $13,402,950)					13,470,735

Variable-Rate Obligations 52.7% of net assets

ARIZONA 5.8%
Maricopa Cnty IDA
M/F Housing RB (AHF Affordable Housing Portfolio) Series 2003B	0.40%	02/28/10	(d)(e)(f)(g)	6,755,000	1,873,162

CALIFORNIA 8.4%
California
Economic Recovery Bonds Series 2004C2	0.13%	03/01/10	(a)	1,000,000	1,000,000
California Educational Facilities Auth
RB (Chapman Univ) Series 2008A	0.15%	03/01/10	(a)	500,000	500,000
California Infrastructure & Economic Development Bank
RB (California Academy of Sciences) Series 2008B	0.18%	03/01/10	(a)	1,000,000	1,000,000
Refunding RB (PG&E) Series 2009C	0.14%	03/01/10	(a)	200,000	200,000

					2,700,000

COLORADO 4.6%
Colorado Health Facilities Auth
RB (Exempla Northwest Medical Center) Series 2002A	0.40%	03/04/10	(a)(b)(c)	1,480,000	1,480,000

INDIANA 1.8%
Indiana Health & Educational Facility Financing Auth
RB (Ascension Health) Series 2006 B4 & B6	0.14%	03/01/10	(b)(c)	600,000	600,000

MASSACHUSETTS 12.6%
Massachusetts Health & Educational Facilities Auth
RB (Museum of Fine Arts) Series 2007A2	0.12%	03/01/10	(b)	1,000,000	1,000,000
RB (New England Medical Center Hospitals) Series G2	0.50%	07/01/10	(d)(e)(f)	3,400,000	3,060,000

					4,060,000

18 See financial notes

 Schwab Tax-Free YieldPlus Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity Date*		($)	($)

NEW YORK 7.7%
New York City
GO Bonds Fiscal 2002 Series A6	0.14%	03/01/10	(a)(b)	1,000,000	1,000,000
New York State HFA
State Personal Income Tax RB Series 2005C	0.21%	03/03/10	(b)	1,500,000	1,500,000

					2,500,000

OKLAHOMA 6.9%
Tulsa Cnty Industrial Auth
M/F Housing RB (AHF Affordable Housing Portfolio) Series 2003B	0.40%	03/11/10	(d)(e)(f)(g)	8,000,000	2,218,400

PENNSYLVANIA 1.8%
Somerset Cnty
Bonds Series 2007	0.20%	03/04/10	(a)(b)	585,000	585,000

TENNESSEE 3.1%
Clarksville Public Building Auth
Pooled Financing RB Series 2003	0.16%	03/01/10	(a)	1,000,000	1,000,000

Total Variable-Rate Obligations (Cost $28,020,000)					17,016,562

End of Investments.

At 02/28/10, the tax basis cost of the fund’s investments was $41,422,950 and the unrealized appreciation and depreciation were $69,110 and ($11,004,763), respectively, with a net unrealized depreciation of ($10,935,653).

*	See Glossary for definition of maturity.
(a)	Credit-enhanced security.
(b)	Liquidity-enhanced security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,080,000 or 6.4% of net assets.
(d)	Illiquid security. At the period end, the value of these amounted to $7,151,562 or 22.2% of net assets.
(e)	Failed Auction Rate Bond - this security’s interest payments are adjusted periodically through an auction process. The process typically serves as a means for buying and selling the bond, and the maturity date listed in the portfolio holdings is the next auction date. Auctions that fail to attract enough buyers for all the bonds offered for sale are deemed to have “failed”. Although the auctions have failed, the issuer continues to pay a formula-based interest rate which resets at each scheduled auction.
(f)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(g)	Security is in default.

GO —	General obligation
HFA —	Housing finance agency/authority
IDA —	Industrial development agency/authority
ISD —	Independent school district
M/F —	Multi-family
RB —	Revenue bond
SD —	School district
TRAN —	Tax and revenue anticipation note
USD —	Unified school district

See financial notes 19

 Schwab Tax-Free YieldPlus Fund

Statement of
Assets and Liabilities
As of February 28, 2010; unaudited.

Assets

Investments, at value (cost $41,422,950)		$30,487,297
Cash		96,883
Receivables:
Investments sold		1,600,009
Interest		130,090
Fund shares sold		2,100
Due from investment adviser		469
Prepaid expenses	+	628

Total assets		32,317,476

Liabilities

Payables:
Shareholder services fees to affiliate		631
Fund shares redeemed		140
Distributions to shareholders		6,442
Accrued expenses	+	23,860

Total liabilities		31,073

Net Assets

Total assets		32,317,476
Total liabilities	−	31,073

Net assets		$32,286,403

Net Assets by Source
Capital received from investors		85,747,436
Net investment income not yet distributed		6,448
Net realized capital losses		(42,531,828)
Net unrealized capital losses		(10,935,653)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$32,286,403		4,270,799		$7.56

20 See financial notes

 Schwab Tax-Free YieldPlus Fund

Statement of
Operations
For September 1, 2009 through February 28, 2010; unaudited

Investment Income

Interest		$173,594

Expenses

Investment adviser and administrator fees		57,567
Shareholder service fees		47,972
Transfer agent fees		6,392
Professional fees		24,065
Portfolio accounting fees		20,206
Registration fees		10,988
Trustees’ fees		3,325
Shareholder reports		1,076
Custodian fees		996
Interest expense		56
Other expenses	+	1,331

Total expenses		173,974
Expense reduction by adviser and Schwab	−	79,251
Custody credits	−	28

Net expenses	−	94,695

Net investment income		78,899

Realized and Unrealized Gains (Losses)

Net realized losses on investments		(40,162)
Net realized gains on futures contracts	+	26,130

Net realized losses		(14,032)
Net unrealized losses on investments	+	(1,666,056)

Net realized and unrealized losses		(1,680,088)

Net decrease in net assets resulting from operations		($1,601,189)

See financial notes 21

 Schwab Tax-Free YieldPlus Fund

Statement of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

9/1/09-2/28/10			9/1/08-8/31/09
Net investment income		$78,899	$2,403,666
Net realized losses		(14,032)	(7,736,364)
Net unrealized losses	+	(1,666,056)	(6,635,537)

Decrease in net assets from operations		(1,601,189)	(11,968,235)

Distributions to shareholders

Distributions from net investment income		$80,190	$2,387,305

Transactions in Fund Shares

		9/1/09-2/28/10		9/1/08-8/31/09
		SHARES	VALUE	SHARES	VALUE
Shares sold		67,285	$521,358	4,230,514	$37,238,943
Shares reinvested		5,885	45,630	190,702	1,674,728
Shares redeemed	+	(1,380,082)	(10,704,238)	(17,891,643)	(155,705,200)

Net transactions in fund shares		(1,306,912)	($10,137,250)	(13,470,427)	($116,791,529)

Shares Outstanding and Net Assets

		9/1/09-2/28/10		9/1/08-8/31/09
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		5,577,711	$44,105,032	19,048,138	$175,252,101
Total decrease	+	(1,306,912)	(11,818,629)	(13,470,427)	(131,147,069)

End of period		4,270,799	$32,286,403	5,577,711	$44,105,032

Net investment income not yet distributed			$6,448		$7,739

22 See financial notes

Schwab Tax-Free Bond Fund™

Financial Statements

Financial Highlights

	9/1/09–		9/1/08–	9/1/07–	9/1/06–	9/1/05–	9/1/04–
	2/28/10*		8/31/09	8/31/08	8/31/07	8/31/06	8/31/05

Per-Share Data ($)

Net asset value at beginning of period	11.12		10.80	10.75	11.10	11.25	11.33

Income (loss) from investment operations:
Net investment income (loss)	0.16		0.39	0.45	0.44	0.44	0.45
Net realized and unrealized gains (losses)	0.32		0.32	0.05	(0.35)	(0.15)	(0.08)

Total from investment operations	0.48		0.71	0.50	0.09	0.29	0.37
Less distributions:
Distributions from net investment income	(0.16)		(0.39)	(0.45)	(0.44)	(0.44)	(0.45)
Distributions from net realized gains	(0.12)		—	—	—	—	—

Total distributions	(0.28)		(0.39)	(0.45)	(0.44)	(0.44)	(0.45)

Net asset value at end of period	11.32		11.12	10.80	10.75	11.10	11.25

Total return (%)	4.30	[1]	6.80	4.79	0.82	2.70	3.29

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.49	[2]	0.49	0.48	0.59	0.65	0.65
Gross operating expenses	0.63	[2]	0.66	0.69	0.70	0.69	0.66
Net investment income (loss)	2.80	[2]	3.60	4.21	4.03	4.01	3.98
Portfolio turnover rate	90	[1]	211	199	29	23	1
Net assets, end of period ($ x 1,000,000)	341		251	108	93	92	93

*	Unaudited.
[1]	Not annualized
[2]	Annualized.

See financial notes 23

 Schwab Tax-Free Bond Fund

Portfolio Holdings  as of February 28, 2010 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

			Cost	Value
Holdings by Category			($)	($)

91.4%		Fixed-Rate Obligations	301,919,417	311,352,827
11.3%		Variable-Rate Obligations	38,552,500	38,686,200

102.7%		Total Investments	340,471,917	350,039,027
(2	.7)%	Other Assets and Liabilities, Net		(9,213,313)

100.0%		Net Assets		340,825,714

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity Date*		($)	($)

Fixed-Rate Obligations 91.4% of net assets

ALABAMA 0.1%
Huntsville
Water Revenue Warrant Series 2008	5.00%	11/01/15	(a)	400,000	466,712

ARIZONA 3.1%
Maricopa Cnty Elementary SD No. 17
Bonds Series (Tolleson Elementary) 2008B	4.00%	07/01/14	(a)	95,000	103,002
Maricopa Cnty IDA
Health Facility RB (Catholic Healthcare West) Series 2009B	5.00%	07/02/12	(f)	3,000,000	3,132,600
Payson USD No. 10
Bonds Series 2008B	3.00%	07/01/28	(f)	1,375,000	1,421,791
Phoenix Civic Improvement Corp
Sr Lien Airport Refunding RB Series 2008C	5.00%	07/01/13		425,000	467,712
Sr Lien Wastewater System Refunding RB Series 2008	5.50%	07/01/24		540,000	607,851
Pima Cnty Metropolitan Domestic Water Improvement District
Sr Lien Water Refunding RB Series 2009	3.25%	01/01/17	(a)	500,000	513,255
Sr Lien Water Refunding RB Series 2009	3.50%	01/01/18	(a)	785,000	807,757
Sr Lien Water Refunding RB Series 2009	3.63%	01/01/19	(a)	750,000	770,250
Univ Medical Center Corp
Hospital RB Series 2009	5.00%	07/01/13		590,000	614,904
Hospital RB Series 2009	5.00%	07/01/14		615,000	641,919
Hospital RB Series 2009	5.00%	07/01/15		295,000	307,001
Hospital RB Series 2009	5.50%	07/01/16		350,000	371,238
Hospital RB Series 2009	6.00%	07/01/18		500,000	555,610
Hospital RB Series 2009	5.75%	07/01/19		350,000	383,281

					10,698,171

CALIFORNIA 13.7%
Anaheim Public Financing Auth
Lease Refunding RB Series 2008	5.00%	08/01/17		955,000	1,069,600

24 See financial notes

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity Date*		($)	($)
California Dept of Water Resources
Power Supply RB Series 2005G4	5.00%	05/01/16	(f)	1,000,000	1,151,140
Water System RB Series AG	5.00%	12/01/27		3,915,000	4,317,893
California Educational Facilities Auth
RB (California Institute of Technology) Series 2009	5.00%	11/01/39	(f)	1,500,000	1,571,325
RB (Pitzer College) Series 2009	5.25%	04/01/23		1,965,000	2,057,316
California Health Facilities Financing Auth
RB (Childrens Hospital Orange Cnty) Series 2009A	6.50%	11/01/38	(f)	1,750,000	1,864,782
California State Public Works Board
Lease RB (Various Capital Projects) Series 2009I	6.63%	11/01/34		2,000,000	2,123,580
California Statewide Communities Development Auth
RB Series 2009	5.00%	06/15/13		4,000,000	4,305,320
RB (St. Joseph Health System) Series 2000	4.50%	07/01/18	(f)	2,590,000	2,703,209
RB (St. Joseph Health System) Series 2000	5.13%	07/01/24		2,500,000	2,531,100
Golden State Tobacco Securitization Corp
Enhanced Tobacco Settlement Asset-Backed Bonds Series 2003A1	6.25%	06/01/13	(a)(f)	2,705,000	3,016,859
Irvine Ranch Water District
COP Series 2010	5.00%	03/01/24		2,775,000	3,054,609
COP Series 2010	5.00%	03/01/26		2,315,000	2,508,140
Los Angeles Municipal Improvement Corp
Lease RB Series 2009A	4.00%	04/01/16	(a)	200,000	211,602
Lease RB Series 2009A	5.00%	04/01/17	(a)	1,950,000	2,187,744
Lease RB Series 2009C	4.00%	09/01/16		1,050,000	1,105,199
Lease RB Series 2009C	4.00%	09/01/17		1,100,000	1,141,866
Lease RB Series 2009C	5.00%	09/01/18		1,000,000	1,103,220
Lease RB Series 2009C	4.50%	09/01/19		1,050,000	1,102,143
Lease RB Series 2009E	5.13%	09/01/27		1,590,000	1,637,589
San Bernardino Cnty Transportation Auth
Sales Tax Revenue Notes (Limited Tax Bonds) Series 2009A	4.00%	05/01/12		2,500,000	2,640,050
Univ of California
General RB Series 2009Q	5.25%	05/15/26		3,000,000	3,298,440

					46,702,726

COLORADO 0.4%
Colorado Health Facilities Auth
RB (Catholic Health Initiatives) Series 2008D1	5.00%	10/01/14	(f)	1,000,000	1,124,070
RB (Catholic Health Initiatives) Series 2008D1	6.00%	10/01/23		350,000	389,109

					1,513,179

DISTRICT OF COLUMBIA 1.6%
District of Columbia
Income Tax Secured RB Series 2009A	5.25%	12/01/27	(f)	2,000,000	2,244,600
District of Columbia Water & Sewer Auth
Public Utility Sr Lien RB Series 2009A	4.00%	10/01/17		50,000	53,787
Public Utility Sr Lien RB Series 2009A	6.00%	10/01/35	(f)	2,000,000	2,237,120
Metropolitan Washington Airports Auth
Airport System RB Series 2009B	5.00%	10/01/18	(a)(f)	875,000	1,000,064

					5,535,571

See financial notes 25

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity Date*		($)	($)

FLORIDA 7.8%
Alachua Cnty Health Facilities Auth
Health Facilities RB (Shands Healthcare) Series 2008D1	6.25%	12/01/18		500,000	551,985
Coral Gables Health Facilities Auth
Hospital RB (Baptist Health) Series 2004	5.00%	08/15/14	(a)(f)	1,300,000	1,507,922
Florida State Board of Education
Lottery Refunding RB Series 2010C	2.00%	07/01/11	(e)	2,000,000	2,034,020
Highlands Cnty Health Facilities Auth
Hospital RB (Adventist Health System/Sunbelt) Series 2008A	6.10%	11/15/13	(f)	1,000,000	1,130,490
Kissimmee Utility Auth
Electric System Sub Refunding RB Series 2003	5.25%	10/01/18		250,000	283,558
Miami-Dade Cnty
Aviation RB (Miami International Airport) Series 2010A	5.00%	10/01/20		500,000	521,695
Aviation RB (Miami International Airport) Series 2010A	5.50%	10/01/26		5,000,000	5,211,550
Aviation RB (Miami International Airport) Series 2010A	5.25%	10/01/30		475,000	479,204
Miami-Dade Cnty Educational Facilities Auth
RB (Univ of Miami) Series 2008A	5.25%	04/01/16	(f)	1,100,000	1,220,417
Orange Cnty Health Facilities Auth
RB (Nemours Foundation) Series 2009A	4.00%	01/01/13		600,000	626,580
RB (Nemours Foundation) Series 2009A	4.00%	01/01/14		350,000	366,300
RB (Nemours Foundation) Series 2009A	4.00%	01/01/15		440,000	460,429
RB (Nemours Foundation) Series 2009A	4.00%	01/01/16		825,000	859,361
RB (Nemours Foundation) Series 2009A	4.00%	01/01/17		560,000	577,539
RB (Nemours Foundation) Series 2009A	5.00%	01/01/18		250,000	272,788
RB (Nemours Foundation) Series 2009A	5.00%	01/01/19		545,000	594,055
Orlando Utilities Commission
Utlity System Refunding RB Series 2009C	5.00%	10/01/17		1,000,000	1,147,050
Water & Electric RB Series 1996A	3.75%	10/01/13		1,900,000	2,021,011
Palm Beach Cnty Solid Waste Auth
Improvement RB Series 2009	5.25%	10/01/18	(a)	2,400,000	2,829,528
Palm Beach Cnty Water & Sewer System
Water & Sewer RB (Florida Power & Light) Series 2009	5.00%	10/01/39		965,000	995,349
Pasco Cnty
Water & Sewer RB Series 2009A	5.00%	10/01/16		400,000	451,244
Water & Sewer RB Series 2009A	5.00%	10/01/18		250,000	279,340
Water & Sewer RB Series 2009A	4.00%	10/01/19		200,000	207,248
Port St. Lucie
Refunding COP Series 2008	5.00%	09/01/13		1,845,000	2,019,795

					26,648,458

GEORGIA 1.8%
DeKalb Private Hospital Auth
Hospital RB (Children’s Healthcare of Atlanta) Series 2009	5.00%	11/15/16		670,000	735,399
Hospital RB (Children’s Healthcare of Atlanta) Series 2009	5.00%	11/15/17		450,000	492,016
Hospital RB (Children’s Healthcare of Atlanta) Series 2009	5.25%	11/15/39		400,000	405,736
Fulton Cnty Development Auth
RB (Tuff Morehouse) Series 2002A	5.50%	02/01/22	(f)	2,180,000	2,273,827
Macon-Bibb Cnty Hospital Auth
Revenue Anticipation Certificates (Medical Center of Central Georgia) Series 2009	4.00%	08/01/19		600,000	599,982

26 See financial notes

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity Date*		($)	($)
Revenue Anticipation Certificates (Medical Center of Central Georgia) Series 2009	5.00%	08/01/21		595,000	628,350
Revenue Anticipation Certificates (Medical Center of Central Georgia) Series 2009	5.00%	08/01/22		950,000	997,234

					6,132,544

INDIANA 3.4%
Indiana Finance Auth
Hospital RB (Parkview Health System) Series 2009A	5.00%	05/01/10		1,010,000	1,015,474
Hospital RB (Parkview Health System) Series 2009A	5.00%	05/01/11		300,000	310,272
State Revolving Fund Refunding Bonds Series 2010A	5.00%	02/01/19		1,000,000	1,157,040
Indianapolis Local Public Improvement Bond Bank
Waterworks RB Series 2002A	5.45%	07/01/17	(a)	5,000,000	6,060,100
Purdue Univ
Student Fee Bonds Series Y	5.00%	07/01/18	(e)	800,000	931,192
St. Joseph Cnty
Educational Facilities RB (Univ of Notre Dame Du Lac) Series 2008	3.88%	03/01/12		2,000,000	2,090,580

					11,564,658

IOWA 1.7%
Iowa Finance Auth
Health Facilities RB (Iowa Health System) Series 2005A	5.00%	02/15/12		975,000	1,026,821
Iowa Higher Education Loan Auth
Private College Facility RB (Grinnell College) Series 2001	2.10%	12/01/11		1,185,000	1,212,871
Private College Facility RB (Grinnell College) Series 2010	4.00%	12/01/11	(e)	750,000	794,183
Private College Facility RB (Grinnell College) Series 2010	4.00%	12/01/12	(e)	1,000,000	1,083,840
Private College Facility RB (Grinnell College) Series 2010	4.00%	12/01/13	(e)	1,500,000	1,656,795

					5,774,510

KANSAS 1.3%
Kansas Development Finance Auth
Hospital RB (Adventist Health System/Sunbelt) Series 2009D	3.00%	11/15/11		875,000	897,977
Hospital RB (Adventist Health System/Sunbelt) Series 2009D	3.50%	11/15/12		305,000	317,041
Hospital RB (Adventist Health System/Sunbelt) Series 2009D	5.00%	11/15/13		210,000	230,072
Hospital RB (Adventist Health System/Sunbelt) Series 2009D	5.00%	11/15/14		450,000	498,735
Hospital RB (Adventist Health System/Sunbelt) Series 2009D	5.00%	11/15/15		485,000	542,463
Wichita
Hospital Facilities Refunding RB (Via Christi Health System) Series 2009-IIIA	2.00%	11/15/10		90,000	90,550
Hospital Facilities Refunding RB (Via Christi Health System) Series 2009-IIIA	4.50%	11/15/12		650,000	690,021
Hospital Facilities Refunding RB (Via Christi Health System) Series 2009-X	5.25%	11/15/24		1,000,000	1,034,500

					4,301,359

KENTUCKY 0.6%
Kentucky Economic Development Finance Auth
Hospital RB (Baptist Healthcare System) Series 2009A	5.00%	08/15/18		1,000,000	1,095,860

See financial notes 27

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity Date*		($)	($)
Medical Center RB (King’s Daughters Medical Center) Series 2008C	4.50%	02/01/13		1,005,000	1,047,270

					2,143,130

LOUISIANA 1.9%
Louisiana Public Facilities Auth
Refunding RB (Christus Health) Series 2009A	5.00%	07/01/11		2,300,000	2,387,124
Refunding RB (Christus Health) Series 2009A	5.00%	07/01/12		3,775,000	3,994,026

					6,381,150

MARYLAND 1.7%
Maryland
GO Bonds Third Series 2009C	5.00%	11/01/16		3,000,000	3,552,420
Maryland Community Development Administration
RB Series 1996A	5.88%	07/01/16		140,000	140,281
Maryland Health & Higher Educational Facilities Auth
RB (Carnegie Institution of Washington) Series 2010	4.25%	07/01/37		2,000,000	1,952,460

					5,645,161

MASSACHUSETTS 5.6%
Chatham
GO Refunding Bonds	4.00%	07/01/13		285,000	313,306
GO Refunding Bonds	4.00%	07/01/14		110,000	122,851
GO Refunding Bonds	5.00%	07/01/16		250,000	294,363
GO Refunding Bonds	5.00%	07/01/17		295,000	347,985
Massachusetts Bay Transportation Auth
Assessment Bonds Series 2004A	5.25%	07/01/14	(a)(f)	7,000,000	8,195,250
Assessment Bonds Series 2005A	5.00%	07/01/14		850,000	969,595
Massachusetts Development Finance Agency
RB (Boston College) Series Q1	4.00%	07/01/16		950,000	1,031,738
RB (New England Conservatory of Music) Series 2008	4.00%	07/01/12		120,000	124,595
RB (New England Conservatory of Music) Series 2008	4.00%	07/01/13		290,000	302,948
RB (New England Conservatory of Music) Series 2008	4.00%	07/01/15		375,000	383,295
Massachusetts Health & Educational Facilities Auth
RB (Harvard Univ) Series 2010A	4.00%	12/15/21		100,000	110,069
RB (Harvard Univ) Series 2010A	5.00%	12/15/30		3,000,000	3,289,110
Massachusetts State College Building Auth
RB Series 2009B	5.00%	05/01/25		1,650,000	1,815,528
RB Series 2009B	5.00%	05/01/26		1,030,000	1,122,442
Massachusetts State Turnpike
Turnpike RB Series 1993A	5.00%	01/01/20	(a)	725,000	842,588

					19,265,663

MICHIGAN 4.9%
Delta Cnty Economic Development Corp
Refunding RB (MeadWestvaco-Escanaba Paper) Series 2002	6.25%	04/15/12	(a)	1,000,000	1,117,070
Grand Rapids
Refunding RB Series 2010	5.00%	01/01/25		1,000,000	1,108,610
Refunding RB Series 2010	5.00%	01/01/26		1,445,000	1,591,697

28 See financial notes

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity Date*		($)	($)
Refunding RB Series 2010	5.00%	01/01/27		2,000,000	2,189,020
Michigan
Refunding Bonds (State Trunk Line Fund) Series 2009	5.00%	11/01/22		3,000,000	3,253,320
Michigan Building Auth
Facilities Refunding RB Series III	5.00%	10/15/12	(a)	4,370,000	4,844,276
Michigan State Hospital Finance Auth
Refunding RB (Trinity Health Credit Group) Series 2008 A1	5.25%	12/01/15		1,500,000	1,651,020
Wayne Cnty Community College
Bonds Series 1999	5.50%	07/01/19		1,000,000	1,013,500

					16,768,513

MINNESOTA 1.1%
Nobles Cnty
Temporary Water System GO Bonds Series 2009C	3.00%	08/01/12		2,950,000	3,102,486
Southern Minnesota Muni Power Agency
Power Supply System RB Series 2009A	4.00%	01/01/17		240,000	252,134
Stewartville ISD No. 534
GO Refunding Bonds Series A	4.00%	02/01/15		335,000	372,322

					3,726,942

MISSOURI 3.6%
Boone Cnty
Hospital RB (Boone Hospital Center) Series 2008	5.00%	08/01/13	(f)	1,600,000	1,711,568
Hanley Rd & North of Folk Ave Transportation Development District
Transportation Sales Tax RB Series 2005	5.00%	10/01/12	(a)	1,260,000	1,396,458
Transportation Sales Tax RB Series 2005	5.40%	10/01/12	(a)(f)	5,245,000	5,866,480
Missouri Environmental Improvement & Energy Resources Auth
Water Pollution Control & Drinking Water Refunding RB Series 2010A	5.00%	01/01/21		2,000,000	2,332,640
Missouri Health & Educational Facilities Auth
RB (SSM Health Care) Series 2002A	5.25%	06/01/12		850,000	910,894

					12,218,040

NEVADA 1.9%
Clark Cnty
Airport System RB Sr Series 2010D	5.00%	07/01/17		1,000,000	1,112,560
Airport System RB Sr Series 2010D	5.00%	07/01/18		1,750,000	1,932,805
Clark Cnty Airport
Passenger Facility Charge Sub Lien RB (Las Vegas-McCarran International Airport) Series 2008A	5.00%	07/01/15		1,115,000	1,232,677
Nevada
Highway Improvement RB (Motor Vehicle Fuel Tax) Series 2004	5.50%	12/01/18		1,890,000	2,112,491
Overton Power District No. 5
Special Obligation RB Series 2008	5.00%	12/01/12		110,000	116,465

					6,506,998

NEW HAMPSHIRE 1.1%
New Hampshire Health & Education Facilities Auth
RB (Dartmouth College) Series 2009	5.00%	06/01/19		400,000	465,556

See financial notes 29

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity Date*		($)	($)
RB (Dartmouth College) Series 2009	5.25%	06/01/39		280,000	301,647
RB (Dartmouth-Hitchcock) Series 2009	6.00%	08/01/38		900,000	948,888
New Hampshire HFA
S/F Mortgage Acquisition RB Series 2008E	6.63%	07/01/38		1,770,000	1,918,715

					3,634,806

NEW JERSEY 3.4%
Cranbury Township
General Improvement Refunding Bonds	2.75%	12/01/15	(f)	430,000	453,878
General Improvement Refunding Bonds	3.00%	12/01/16		320,000	337,603
General Improvement Refunding Bonds	3.00%	12/01/17		285,000	297,013
General Improvement Refunding Bonds	4.00%	12/01/18		400,000	441,560
General Improvement Refunding Bonds	3.50%	12/01/19		410,000	433,239
General Improvement Refunding Bonds	4.00%	12/01/22		565,000	616,907
Middlesex Cnty Improvement Auth
Lease RB Series 2008	4.00%	12/15/15		415,000	465,651
Monmouth Cnty Improvement Auth
Governmental Loan RB Series 2008	5.25%	12/01/18		85,000	101,559
Governmental Loan RB (Atlantic Highlands) Series 2010	3.00%	02/01/13		245,000	259,675
New Jersey
COP (Equipment Lease Purchase) Series 2009A	5.25%	06/15/28		500,000	518,175
COP (Equipment Lease Purchase) Series 2009A	5.25%	06/15/29		200,000	206,966
New Jersey Economic Development Auth
School Facilities Construction Bonds Series 2003F	5.25%	06/15/13	(a)	2,140,000	2,441,226
New Jersey Educational Facilities Auth
Refunding RB (Princeton Theological Seminary) Series 2009B	5.00%	07/01/19		140,000	164,371
Refunding RB (Princeton Theological Seminary) Series 2009B	4.00%	07/01/20		300,000	326,025
New Jersey Health Care Facilities Financing Auth
Refunding RB (AHS Hospital) Series 1997A	6.00%	07/01/12	(a)(f)	2,000,000	2,229,980
New Jersey State Building Auth
Refunding RB Series 2009B	3.00%	12/15/16		100,000	100,855
Refunding RB Series 2009B	4.00%	12/15/18		1,230,000	1,270,467
Refunding RB Series 2009B	4.00%	12/15/19		525,000	539,978
New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2001C	5.50%	12/15/15	(a)	110,000	127,855
Princeton Township
General Improvement Refunding Bonds	4.00%	09/01/12		75,000	81,051
General Improvement Refunding Bonds	4.00%	09/01/13		125,000	137,938

					11,551,972

NEW MEXICO 0.6%
Albuquerque
Sub Lien Airport Refunding RB Series 2008E	5.00%	07/01/12	(f)	1,250,000	1,346,400
New Mexico Hospital Equipment Loan Council
Hospital System RB (Presbyterian Healthcare) Series 2008A	5.25%	08/01/15		600,000	655,044
Hospital System RB (Presbyterian Healthcare) Series 2008A	5.50%	08/01/16		10,000	11,031

					2,012,475

30 See financial notes

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity Date*		($)	($)

NEW YORK 6.4%
Long Island Power Auth
Electric System General RB Series 2009A	5.00%	04/01/15		870,000	987,763
Nassau Cnty Interim Finance Auth
Sales Tax Secured Bonds Series 2009A	5.00%	11/15/18		145,000	169,231
New York City
GO Bonds Fiscal 2002 Series G	5.75%	08/01/12	(a)	60,000	67,324
New York City Transitional Finance Auth
Future Tax Secured RB Series 2010C1	4.00%	08/01/16		3,000,000	3,291,090
New York State Dormitory Auth
Master BOCES Program Lease RB (Oneida Herkimer Madison) Series 2008	5.25%	08/15/16		1,000,000	1,149,370
Mental Health Services Facilities RB Series 2010	4.00%	02/15/12	(e)	200,000	210,890
Mental Health Services Facilities RB Series 2010	4.00%	02/15/13	(e)	1,000,000	1,072,000
RB (Orange Regional Medical Center) Series 2008	5.50%	12/01/11		420,000	427,858
State Personal Income Tax RB Series 2009A	5.00%	02/15/18		3,000,000	3,462,810
State Personal Income Tax RB Series 2009A	5.00%	02/15/39		2,000,000	2,065,520
New York State Environmental Facilities Corp
State Clean Water & Drinking Water Revolving Funds RB Series 2010A	5.00%	06/15/26		4,000,000	4,444,800
New York State Thruway Auth
Service Contract Bonds Series 2009	4.00%	04/01/16		750,000	806,048
Service Contract Bonds Series 2009	5.00%	04/01/16		1,775,000	2,006,637
Service Contract Bonds Series 2009	4.00%	04/01/17		800,000	851,712
New York State Urban Development Corp
State Personal Income Tax RB Series 2009A1	5.00%	12/15/17		570,000	666,250

					21,679,303

NORTH CAROLINA 1.6%
Durham Cnty
COP Series 2009A	4.00%	06/01/18		2,000,000	2,149,580
Mecklenburg Cnty
Limited Obligation Refunding Bonds Series 2009	5.00%	03/01/11	(f)	2,000,000	2,090,600
Winston-Salem
GO Refunding Bonds Series 2010B	5.00%	06/01/22		1,135,000	1,334,987

					5,575,167

OHIO 1.7%
Cleveland
Airport System RB Series 2009C	3.00%	01/01/11		3,300,000	3,353,427
Kent State Univ
General Receipts Bonds Series 2009B	5.00%	05/01/19	(a)	525,000	589,307
Mahoning Cnty Career & Technical Center
COP Series 2008	6.25%	12/01/11		190,000	208,740
Ohio Water Development Auth
RB (Pollution Control Loan Fund) Series 2010A	5.00%	12/01/24		1,500,000	1,686,975

					5,838,449

See financial notes 31

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity Date*		($)	($)

OKLAHOMA 1.0%
Grady Cnty School Finance Auth
Educational Facilities Lease RB (Bridge Creek Public Schools) Series 2008	5.00%	09/01/16	(f)	1,130,000	1,240,085
Oklahoma Water Resources Board
RB Series 2010	5.00%	04/01/26		1,390,000	1,544,067
RB Series 2010	5.00%	04/01/28		650,000	712,530

					3,496,682

OREGON 0.5%
Chemeketa Community College District
GO Bonds Series 2008	5.50%	06/15/24		500,000	575,220
Columbia River Peoples’ Utility District
Electric System Revenue Obligations Series 2000B	5.50%	12/01/10	(a)	125,000	129,925
Forest Grove
Student Housing RB (Oak Tree Foundation) Series 2007	5.00%	03/01/14	(c)(d)	910,000	916,543

					1,621,688

PENNSYLVANIA 1.6%
Lehigh Cnty General Purpose Auth
RB (St. Luke’s Hospital of Bethlehem) Series 2003	5.38%	08/15/13	(a)	1,650,000	1,897,830
Pennsylvania Economic Development Financing Auth
Solid Waste Disposal RB (Waste Management) Series 2006	3.60%	03/01/10		2,000,000	2,000,000
Pennsylvania Higher Educational Facilities Auth
RB (Univ of Pennsylvania) Series 2009A	5.00%	09/01/19		1,200,000	1,402,416

					5,300,246

PUERTO RICO 0.4%
Puerto Rico Sales Tax Financing Corp
Sales Tax RB First Sub Series 2009A	5.00%	08/01/11		1,150,000	1,205,476

RHODE ISLAND 0.0%
Rhode Island Housing & Morgage Finance Corp
Homeownership Opportunity Bonds Series 10A	6.50%	10/01/22	(f)	20,000	20,015

SOUTH CAROLINA 0.8%
Medical Univ Hospital Auth
Hospital Facilities Refunding RB Series 2002A	6.50%	08/15/12	(a)(f)	2,000,000	2,279,180
South Carolina Jobs Economic Development Auth
Hospital Refunding & Improvement RB (Palmetto Health) Series 2009	3.00%	08/01/12		345,000	341,274

					2,620,454

SOUTH DAKOTA 0.4%
South Dakota Health & Educational Facilities Auth
RB (Sanford Health) Series 2009	5.00%	11/01/16		385,000	417,128
RB (Sanford Health) Series 2009	5.00%	11/01/17		1,000,000	1,074,940

					1,492,068

32 See financial notes

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity Date*		($)	($)

TENNESSEE 0.8%
Memphis
Electric System Sub Refunding RB Series 2010	2.50%	12/01/14	(e)	520,000	540,327
Electric System Sub Refunding RB Series 2010	5.00%	12/01/14	(e)	1,000,000	1,153,240
Electric System Sub Refunding RB Series 2010	4.00%	12/01/16	(e)	1,000,000	1,100,360

					2,793,927

TEXAS 9.2%
Collin Cnty
Limited Tax Refunding & Permanent Improvement Bonds Series 2009A	4.00%	02/15/19		745,000	810,411
Conroe ISD
Unlimited Tax Refunding Bonds Series 2004B	1.50%	02/15/12	(a)	275,000	278,556
Unlimited Tax Refunding Bonds Series 2004B	2.00%	02/15/13	(a)(f)	350,000	359,016
Unlimited Tax Refunding Bonds Series 2004B	3.50%	02/15/19	(a)	700,000	730,646
Dallas Cnty Community College District
GO Bonds Series 2010	4.00%	02/15/25		2,345,000	2,387,398
El Paso
Water & Sewer Refunding RB Series 2008C	5.00%	03/01/19		500,000	561,540
El Paso Cnty Hospital District
Refunding Bonds Series 2009	2.00%	08/15/11		1,370,000	1,389,673
Refunding Bonds Series 2009	3.00%	08/15/12		1,400,000	1,458,926
Fort Bend Cnty
Limited Tax & Refunding Bonds Series 2009	5.00%	03/01/17		250,000	287,800
Fort Bend ISD
Unlimited Tax Refunding Bonds Series 2005	2.00%	02/15/11	(a)	750,000	760,358
Fort Worth
GO Bonds Series 2009	4.45%	03/01/18	(c)	2,000,000	2,149,520
Galveston Cnty
Limited Tax Flood Control Bonds Series 2009C1	3.00%	02/01/15		210,000	219,874
Limited Tax Flood Control Bonds Series 2009C1	3.00%	02/01/16		205,000	211,396
Limited Tax Flood Control Bonds Series 2009C1	3.50%	02/01/18		550,000	568,051
Garland
Certificates of Obligation Series 2009	5.00%	02/15/26		1,455,000	1,595,640
Certificates of Obligation Series 2009	5.00%	02/15/27	(f)	1,530,000	1,665,742
Certificates of Obligation Series 2009	5.00%	02/15/28		1,610,000	1,741,424
Harris Cnty Cultural Education Facilities Finance Corp
Refunding RB (Methodist Hospital System) Series 2009B2	5.00%	06/01/13		1,000,000	1,089,150
Harris Cnty Hospital District
Refunding RB Series 2000	6.00%	08/15/10	(a)(f)	1,000,000	1,023,950
Houston
Combined Utility System First Lien Refunding RB Series 2004C1	5.00%	05/15/11	(f)	1,000,000	1,041,450
Klein ISD
Unlimited Tax Refunding Bonds Series 2009A	4.00%	08/01/17		1,060,000	1,169,201
Lone Star College System
Maintenance Tax Notes Series 2009	3.25%	09/15/18		250,000	255,240
Maintenance Tax Notes Series 2009	4.50%	09/15/23		1,200,000	1,285,488
Maintenance Tax Notes Series 2009	5.00%	09/15/24		1,000,000	1,105,320
Maintenance Tax Notes Series 2009	5.00%	09/15/25		775,000	848,788

See financial notes 33

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity Date*		($)	($)
Maintenance Tax Notes Series 2009	5.00%	09/15/26		1,390,000	1,514,210
San Antonio
Electric & Gas Systems Refunding RB Series 2002	5.38%	02/01/14		1,000,000	1,156,550
Electric & Gas Systems Refunding RB Series 2009D	5.00%	02/01/17		1,130,000	1,312,145
Travis Cnty
Limited Tax Refunding Bonds Series 2009	5.00%	03/01/18		1,925,000	2,239,949

					31,217,412

UTAH 0.8%
Riverton
RB (IHC Health Services) Series 2009	5.00%	08/15/15		1,200,000	1,326,180
Salt Lake Cnty Municipal Building Auth
Lease RB Series 2009A	3.00%	12/01/12		1,200,000	1,261,788

					2,587,968

VIRGINIA 1.6%
Fairfax Cnty IDA
Health Care RB (Inova Health Systems) Series 2009A	5.00%	05/15/17		140,000	153,631
Health Care RB (Inova Health Systems) Series 2009C	5.00%	05/15/25		500,000	521,695
Henrico Cnty
GO Public Refunding Bonds Series 2009	4.00%	03/01/18		265,000	293,845
Leesburg
GO Refunding Bonds Series 2009B	4.00%	02/01/12		200,000	211,720
GO Refunding Bonds Series 2009B	3.00%	02/01/13		160,000	168,591
GO Refunding Bonds Series 2009B	3.00%	02/01/14		60,000	63,617
Richmond
GO Bonds Series 2009A	4.00%	07/15/16		225,000	248,933
GO Bonds Series 2009A	5.00%	07/15/28		360,000	402,793
GO Bonds Series 2009B	4.00%	07/15/14		2,780,000	3,087,579
Virginia Housing Development Auth
Homeownership Mortgage Bonds Series 2010A	4.00%	03/01/20		225,000	227,306

					5,379,710

WASHINGTON 1.7%
Energy Northwest
Electric Refunding RB (Project No. 3) Series 2009A	5.25%	07/01/18		1,000,000	1,175,140
Kent SD No. 415
Unlimited Tax GO Refunding Bonds Series 1993A	5.55%	12/01/11		320,000	336,454
Washington
GO Bonds Series 1990A	6.75%	02/01/15		1,000,000	1,135,480
Washington Health Care Facilities Auth
RB (Catholic Health Initiatives) Series 2000A	6.00%	06/01/10	(a)(f)	3,000,000	3,072,390

					5,719,464

WISCONSIN 1.6%
Wisconsin
General Fund Annual Appropriation Bonds Series 2009A	6.00%	05/01/26		1,000,000	1,146,300
Wisconsin Health & Educational Facilities Auth
RB (Aurora Health Care) Series 2009B1	4.75%	08/15/14		1,525,000	1,558,687
RB (Aurora Health Care) Series 2009B2	5.13%	08/15/16		1,250,000	1,306,088

34 See financial notes

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity Date*		($)	($)
RB (Children’s Hospital of Wisconsin) Series 2008B	4.20%	08/15/18		500,000	517,255
RB (Children’s Hospital of Wisconsin) Series 2008B	5.38%	08/15/24		1,000,000	1,083,730

					5,612,060

Total Fixed-Rate Obligations (Cost $301,919,417)					311,352,827

Variable-Rate Obligations 11.3% of net assets

CALIFORNIA 8.2%
California Dept of Water Resources
Power Supply RB Series 2002B3	0.11%	03/01/10	(a)	1,000,000	1,000,000
California Infrastructure & Economic Development Bank
RB (California Academy of Sciences) Series 2008B	0.18%	03/01/10	(a)	1,100,000	1,100,000
Refunding RB (PG&E) Series 2009A	0.10%	03/01/10	(a)	600,000	600,000
California Statewide Communities Development Auth
RB (Children’s Hospital Los Angeles) Series 2008C	0.15%	03/01/10	(a)	815,000	815,000
RB (Univ Retirement Community at Davis) Series 2008	0.11%	03/01/10	(a)	725,000	725,000
Refunding RB (Los Angeles Cnty Museum of Art) Series 2008D	0.11%	03/01/10	(a)	6,500,000	6,500,000
Coast Community College District
GO Bonds Series 2006C	0.20%	03/04/10	(b)(c)	3,500,000	3,500,000
Irvine Assessment District
Limited Obligation Improvement Bonds (Assessment District No. 93-14) Series 2000	0.12%	03/01/10	(a)	3,600,000	3,600,000
Orange Cnty Sanitation District
Refunding COP Series 2000A	0.14%	03/01/10	(b)	4,500,000	4,500,000
Univ of California
Medical Center Pooled RB Series 2007B1	0.12%	03/01/10	(b)	5,700,000	5,700,000

					28,040,000

ILLINOIS 0.6%
Chicago
GO Project & Refunding Bonds Series 2003B1	0.12%	03/01/10	(b)	1,000,000	1,000,000
Chicago Board of Education
Unlimited Tax GO Refunding Bonds (Dedicated Revenues) Series 2010B	0.12%	03/01/10	(a)	1,000,000	1,000,000

					2,000,000

MASSACHUSETTS 1.1%
Massachusetts
GO Bonds (Consolidated Loan) Series 2007A	0.63%	05/01/10	(d)(f)	2,500,000	2,246,200
Massachusetts Health & Educational Facilities Auth
RB (Museum of Fine Arts) Series 2007A1	0.14%	03/01/10	(b)	1,500,000	1,500,000

					3,746,200

NEW YORK 1.4%
New York City
GO Bonds Fiscal 1994 Series A7	0.14%	03/01/10	(a)	1,000,000	1,000,000
GO Bonds Fiscal 2006 Series E2	0.14%	03/01/10	(a)	1,000,000	1,000,000

See financial notes 35

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity Date*		($)	($)
GO Bonds Fiscal 2006 Series H2	0.13%	03/01/10	(a)	1,000,000	1,000,000
GO Bonds Fiscal 2008 Series J4	0.14%	03/01/10	(b)	1,900,000	1,900,000

					4,900,000

Total Variable-Rate Obligations (Cost $38,552,500)					38,686,200

End of Investments.

At 02/28/10, the tax basis cost of the fund’s investments was $340,458,420 and the unrealized appreciation and depreciation were $9,749,749 and ($169,142), respectively, with a net unrealized appreciation of $9,580,607.

*	See Glossary for definition of maturity.
(a)	Credit-enhanced security.
(b)	Liquidity-enhanced security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $6,566,063 or 1.9% of net assets.
(d)	Illiquid security. At the period end, the value of these amounted to $3,162,743 or 0.9% of net assets.
(e)	Delayed-delivery security.
(f)	All or a portion of this security is held as collateral for delayed-delivery securities.

COP —	Certificate of participation
GO —	General obligation
HFA —	Housing finance agency/authority
IDA —	Industrial development agency/authority
ISD —	Independent school district
RB —	Revenue bond
SD —	School district
S/F —	Single-family
USD —	Unified school district

36 See financial notes

 Schwab Tax-Free Bond Fund

Statement of
Assets and Liabilities
As of February 28, 2010; unaudited.

Assets

Investments, at value (cost $340,471,917)		$350,039,027
Cash		45,462
Receivables:
Investments sold		7,517,327
Interest		2,872,875
Fund shares sold		577,294
Prepaid expenses	+	2,000

Total assets		361,053,985

Liabilities

Payables:
Investments bought		19,685,141
Investment adviser and administrator fees		5,280
Shareholder services fees to affiliate		7,040
Fund shares redeemed		199,573
Distributions to shareholders		295,702
Accrued expenses	+	35,535

Total liabilities		20,228,271

Net Assets

Total assets		361,053,985
Total liabilities	−	20,228,271

Net assets		$340,825,714

Net Assets by Source
Capital received from investors		329,367,276
Net investment income not yet distributed		14,815
Net realized capital gains		1,876,513
Net unrealized capital gains		9,567,110

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$340,825,714		30,119,115		$11.32

See financial notes 37

 Schwab Tax-Free Bond Fund

Statement of
Operations
For September 1, 2009 through February 28, 2010; unaudited

Investment Income

Interest		$4,828,624

Expenses

Investment adviser and administrator fees		440,259
Shareholder service fees		366,883
Transfer agent fees		11,896
Portfolio accounting fees		30,200
Shareholder reports		22,268
Registration fees		19,314
Professional fees		15,186
Custodian fees		5,462
Trustees’ fees		4,478
Interest expense		320
Other expenses	+	8,538

Total expenses		924,804
Expense reduction by adviser and Schwab	−	199,375
Custody credits	−	55

Net expenses	−	725,374

Net investment income		4,103,250

Realized and Unrealized Gains (Losses)

Net realized gains on investments		4,159,854
Net realized gains on futures contracts	+	147,840

Net realized gains		4,307,694
Net unrealized gains on investments	+	3,699,409

Net realized and unrealized gains		8,007,103

Net increase in net assets resulting from operations		$12,110,353

38 See financial notes

 Schwab Tax-Free Bond Fund

Statement of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

9/1/09-2/28/10			9/1/08-8/31/09
Net investment income		$4,103,250	$5,430,924
Net realized gains		4,307,694	2,561,426
Net unrealized gains	+	3,699,409	4,133,520

Increase in net assets from operations		12,110,353	12,125,870

Distributions to shareholders

Distributions from net investment income		4,141,221	5,390,278
Distribution from net realized gains	+	3,135,378	—

Total distributions		$7,276,599	$5,390,278

Transactions in Fund Shares

		9/1/09-2/28/10		9/1/08-8/31/09
		SHARES	VALUE	SHARES	VALUE
Shares sold		12,339,333	$138,960,892	18,609,341	$200,620,524
Shares reinvested		416,836	4,689,862	305,205	3,279,226
Shares redeemed	+	(5,209,714)	(58,613,762)	(6,329,082)	(67,516,594)

Net transactions in fund shares		7,546,455	$85,036,992	12,585,464	$136,383,156

Shares Outstanding and Net Assets

		9/1/09-2/28/10		9/1/08-8/31/09
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		22,572,660	$250,954,968	9,987,196	$107,836,220
Total increase	+	7,546,455	89,870,746	12,585,464	143,118,748

End of period		30,119,115	$340,825,714	22,572,660	$250,954,968

Net investment income not yet distributed			$14,815		$52,786

See financial notes 39

Schwab California Tax-Free YieldPlus Fund™

Financial Statements

Financial Highlights

	9/1/09–		9/1/08–	9/1/07–	9/1/06–	9/1/05–	12/16/04[2]–
	2/28/10*		8/31/09	8/31/08	8/31/07[1]	8/31/06	8/31/05

Per-Share Data ($)

Net asset value at beginning of period	8.70		8.77	9.87	9.98	9.95	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.05		0.17	0.33	0.32	0.27	0.15
Net realized and unrealized gains (losses)	0.01		(0.07)	(1.10)	(0.11)	0.03	(0.05)

Total from investment operations	0.06		0.10	(0.77)	0.21	0.30	0.10
Less distributions:
Distributions from net investment income	(0.03)		(0.17)	(0.33)	(0.32)	(0.27)	(0.15)

Net asset value at end of period	8.73		8.70	8.77	9.87	9.98	9.95

Total return (%)	0.64	[3]	1.14	(7.92)	2.16	3.06	1.03	[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.49	[4]	0.49	0.45	0.45	0.46	0.28	[4]
Gross operating expenses	0.68	[4]	0.56	0.46	0.45	0.46	0.51	[4]
Net investment income (loss)	0.96	[4]	2.02	3.59	3.26	2.74	2.21	[4]
Portfolio turnover rate	26	[3]	41	17	38	70	52	[3]
Net assets, end of period ($ x 1,000,000)	81		94	157	1,053	768	516

*	Unaudited.
[1]	Effective on August 6, 2007, all outstanding Investor Shares were converted into Select Shares. The figures in the Financial Highlights reflect only the remaining share class.
[2]	Commencement of operations.
[3]	Not annualized.
[4]	Annualized.

40 See financial notes

 Schwab California Tax-Free YieldPlus Fund

Portfolio Holdings  as of February 28, 2010 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($)	($)

44.5%	Fixed-Rate Obligations	35,879,033	35,955,635
48.9%	Variable-Rate Obligations	39,567,000	39,567,000

93.4%	Total Investments	75,446,033	75,522,635
6.6%	Other Assets and Liabilities, Net		5,356,679

100.0%	Net Assets		80,879,314

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity Date*		($)	($)

Fixed-Rate Obligations 44.5% of net assets

CALIFORNIA 44.5%
California
Economic Recovery Bonds Series 2008B	5.00%	03/01/10	(a)	500,000	500,000
GO Bonds	5.75%	03/01/10	(a)	5,000,000	5,050,000
GO Bonds	5.38%	10/01/10	(a)	165,000	169,957
California Dept of Water Resources
Power Supply RB Series 2002A	5.25%	05/01/10		300,000	302,403
California Health Facilities Financing Auth
RB (NCROC Paradise Valley Estates) Series 2005	3.75%	12/01/10	(a)	90,000	91,223
RB (NCROC Paradise Valley Estates) Series 2005	4.05%	12/01/11	(a)	100,000	102,471
RB (Sutter Health) Series 2008A	5.00%	08/15/12		1,325,000	1,433,133
California Infrastructure & Economic Development Bank
Refunding RB (J Paul Getty Trust) Series 2007A4	1.65%	10/01/47		1,500,000	1,511,385
California Municipal Finance Auth
Solid Waste Disposal RB (Waste Management) Series 2008A	1.00%	02/01/19		750,000	750,000
California Statewide Communities Development Auth
RB (Daughters of Charity Health System) Series 2005F	5.00%	07/01/10		2,105,000	2,120,493
RB (Daughters of Charity Health System) Series 2005G	5.25%	07/01/11		785,000	807,168
RB (Enloe Medical Center) Series 2008A	5.00%	08/15/11	(a)	550,000	571,054
RB (Kaiser Permanente) Series 2004E	3.88%	04/01/10		1,500,000	1,504,110
Contra Costa Transportation Auth
Sales Tax Revenue Notes (Limited Tax) Series 2009	2.50%	10/01/10		2,000,000	2,025,020
East Bay Regional Park District
GO Bonds Series 2006E	4.25%	09/01/10		260,000	265,187
Golden State Tobacco Securitization Corp
Enhanced Tobacco Settlement Asset-Backed Bonds Series 2003B	5.63%	06/01/13	(a)	75,000	85,554
Long Beach
TRAN 2009-2010	2.50%	09/30/10		2,000,000	2,024,320
Marin Community College District
GO Bonds Series B	3.00%	08/01/10		2,000,000	2,022,420

See financial notes 41

 Schwab California Tax-Free YieldPlus Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity Date*		($)	($)
Newport Beach
RB (Hoag Memorial Hospital Presbyterian) Series 2009C	4.00%	12/01/38		1,000,000	1,021,140
Orange Cove Irrigation District
Water Refunding RB Series 2009	3.50%	02/01/11		80,000	81,012
Riverside Cnty
Teeter Obligation Notes Series 2009C	2.00%	10/15/10		1,500,000	1,512,525
San Francisco
GO Bonds (San Francisco General Hospital) Series 2009A	4.00%	06/15/10		3,500,000	3,537,135
San Joaquin Cnty Transportation Auth
Sr Sales Tax Revenue Notes Series 2008	4.00%	04/01/11		4,000,000	4,111,680
San Mateo Cnty Joint Powers Financing Auth
Lease Refunding RB (Youth Services Campus) Series 2008A	3.00%	07/15/10		500,000	504,980
Lease Refunding RB (Youth Services Campus) Series 2008A	4.00%	07/15/11		450,000	468,212
San Mateo Cnty Transit District
Limited Tax Bonds Series 1997A	5.00%	06/01/10	(a)	500,000	505,885
South Coast Local Education Agencies
Pooled TRAN Series 2009A	2.00%	09/29/10		2,000,000	2,019,000
Stockton USD
BAN Series 2009	4.00%	02/01/11		850,000	858,168

Total Fixed-Rate Obligations (Cost $35,879,033)					35,955,635

Variable-Rate Obligations 48.9% of net assets

CALIFORNIA 48.9%
Bay Area Toll Auth
San Francisco Bay Area Toll Bridge RB Series 2008E1	0.15%	03/04/10	(b)	1,900,000	1,900,000
California
Economic Recovery Bonds Series 2004C15	0.18%	03/03/10	(a)(b)	1,500,000	1,500,000
Economic Recovery Bonds Series 2004C4	0.11%	03/01/10	(a)	500,000	500,000
California Dept of Water Resources
Power Supply RB Series 2002B1	0.11%	03/01/10	(a)	3,000,000	3,000,000
Power Supply RB Series 2008J1	0.11%	03/01/10	(a)	2,500,000	2,500,000
California Infrastructure & Economic Development Bank
RB (California Academy of Sciences) Series 2008B	0.18%	03/01/10	(a)	2,000,000	2,000,000
RB (Orange Cnty Performing Arts Center) Series 2008A	0.14%	03/01/10	(a)	100,000	100,000
Refunding RB (PG&E) Series 2009A	0.10%	03/01/10	(a)	3,000,000	3,000,000
Refunding RB (PG&E) Series 2009C	0.14%	03/01/10	(a)	1,600,000	1,600,000
California Pollution Control Financing Auth
Refunding RB (BP West Coast Products) Series 2008	0.13%	03/01/10		2,300,000	2,300,000
Refunding RB (Exxon) Series 1989	0.10%	03/01/10		1,000,000	1,000,000
California Statewide Communities Development Auth
RB (John Muir Health) Series 2008C	0.10%	03/01/10	(a)	2,000,000	2,000,000
Refunding RB (Los Angeles Cnty Museum of Art) Series 2008D	0.11%	03/01/10	(a)	750,000	750,000
Economic Development Financing Auth
RB (KQED) Series 1996	0.50%	03/03/10	(a)	1,025,000	1,025,000
Irvine Assessment District
Limited Obligation Improvement Bonds (Assessment District No. 03-19) Series B	0.13%	03/01/10	(a)	1,142,000	1,142,000

42 See financial notes

 Schwab California Tax-Free YieldPlus Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity Date*		($)	($)
Limited Obligation Improvement Bonds (Reassessment District No. 85-7) Series A	0.16%	03/01/10	(a)(b)	1,500,000	1,500,000
Los Angeles USD
GO Bonds Series 2009D & GO Bonds Series 2009I	0.20%	03/04/10	(b)(c)	1,700,000	1,700,000
Northern California Transmission Agency
Refunding RB (Transmission Project) Series 2002A	0.24%	03/04/10	(a)(b)	1,300,000	1,300,000
Orange Cnty Sanitation District
COP Series 2003	0.22%	03/04/10	(b)(c)	3,000,000	3,000,000
Refunding COP Series 2000B	0.14%	03/01/10	(b)	1,300,000	1,300,000
Riverside
Water RB Series 2008A	0.18%	03/04/10	(b)	255,000	255,000
Santa Clara Cnty Financing Auth
Refunding Lease RB (Multiple Facilities) Series 2008M	0.18%	03/03/10	(a)	2,200,000	2,200,000
Southern California Metropolitan Water District
Water Refunding RB Series 2004C	0.17%	03/04/10	(b)	1,495,000	1,495,000
Sweetwater Union High SD
GO Bonds Series 2008A	0.21%	03/04/10	(a)(b)(c)	1,000,000	1,000,000
Univ of California
Medical Center Pooled RB Series 2007B1	0.12%	03/01/10	(b)	1,500,000	1,500,000

Total Variable-Rate Obligations (Cost $39,567,000)					39,567,000

End of Investments.

At 02/28/10, the tax basis cost of the fund’s investments was $75,287,654 and the unrealized appreciation and depreciation were $235,016 and ($35), respectively, with a net unrealized appreciation of $234,981.

*	See Glossary for definition of maturity.
(a)	Credit-enhanced security.
(b)	Liquidity-enhanced security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $5,700,000 or 7.0% of net assets.

BAN —	Bond anticipation note
COP —	Certificate of participation
GO —	General obligation
RB —	Revenue bond
SD —	School district
TRAN —	Tax and revenue anticipation note
USD —	Unified school district

See financial notes 43

 Schwab California Tax-Free YieldPlus Fund

Statement of
Assets and Liabilities
As of February 28, 2010; unaudited.

Assets

Investments, at value (cost $75,446,033)		$75,522,635
Cash		7,134
Receivables:
Investments sold		5,720,569
Interest		424,656
Prepaid expenses	+	1,299

Total assets		81,676,293

Liabilities

Payables:
Investments bought		750,000
Investment adviser and administrator fees		766
Shareholder services fees to affiliate		1,659
Fund shares redeemed		19
Distributions to shareholders		13,490
Accrued expenses	+	31,045

Total liabilities		796,979

Net Assets

Total assets		81,676,293
Total liabilities	−	796,979

Net assets		$80,879,314

Net Assets by Source
Capital received from investors		165,644,809
Net investment income not yet distributed		158,379
Net realized capital losses		(85,000,476)
Net unrealized capital gains		76,602

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$80,879,314		9,263,640		$8.73

44 See financial notes

 Schwab California Tax-Free YieldPlus Fund

Statement of
Operations
For September 1, 2009 through February 28, 2010; unaudited

Investment Income

Interest		$620,750

Expenses

Investment adviser and administrator fees		128,174
Shareholder service fees		106,812
Transfer agent fees		6,007
Portfolio accounting fees		21,397
Professional fees		16,906
Trustees’ fees		3,563
Registration fees		2,011
Custodian fees		1,517
Shareholder reports		796
Interest expense		143
Other expenses	+	2,462

Total expenses		289,788
Expense reduction by adviser and Schwab	−	79,106
Custody credits	−	38

Net expenses	−	210,644

Net investment income		410,106

Realized and Unrealized Gains (Losses)

Net realized losses on investments		(100,484)
Net realized gains on futures contracts	+	51,948

Net realized losses		(48,536)
Net unrealized gains on investments	+	247,372

Net realized and unrealized gains		198,836

Net increase in net assets resulting from operations		$608,942

See financial notes 45

 Schwab California Tax-Free YieldPlus Fund

Statement of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

9/1/09-2/28/10			9/1/08-8/31/09
Net investment income		$410,106	$2,313,628
Net realized losses		(48,536)	(741,532)
Net unrealized gains (losses)	+	247,372	(453,830)

Increase in net assets from operations		608,942	1,118,266

Distributions to shareholders

Distributions from net investment income		$251,727	$2,313,633

Transactions in Fund Shares

		9/1/09-2/28/10		9/1/08-8/31/09
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,386,806	$12,094,185	572,795	$5,005,761
Shares reinvested		18,240	159,132	178,958	1,560,368
Shares redeemed	+	(2,921,714)	(25,481,381)	(7,836,890)	(68,297,801)

Net transactions in fund shares		(1,516,668)	($13,228,064)	(7,085,137)	($61,731,672)

Shares Outstanding and Net Assets

		9/1/09-2/28/10		9/1/08-8/31/09
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		10,780,308	$93,750,163	17,865,445	$156,677,202
Total decrease	+	(1,516,668)	(12,870,849)	(7,085,137)	(62,927,039)

End of period		9,263,640	$80,879,314	10,780,308	$93,750,163

Net investment income not yet distributed			$158,379		$—

46 See financial notes

Schwab California Tax-Free Bond Fund™

Financial Statements

Financial Highlights

	9/1/09–		9/1/08–	9/1/07–	9/1/06–	9/1/05–	9/1/04–
	2/28/10*		8/31/09	8/31/08	8/31/07	8/31/06	8/31/05

Per-Share Data ($)

Net asset value at beginning of period	11.30		11.37	11.30	11.66	11.84	11.78

Income (loss) from investment operations:
Net investment income (loss)	0.17		0.42	0.47	0.48	0.49	0.51
Net realized and unrealized gains (losses)	0.27		(0.07)	0.07	(0.30)	(0.17)	0.10

Total from investment operations	0.44		0.35	0.54	0.18	0.32	0.61
Less distributions:
Distributions from net investment income	(0.17)		(0.42)	(0.47)	(0.48)	(0.49)	(0.50)
Distributions from net realized gains	—		—	—	(0.06)	(0.01)	(0.05)

Total distributions	(0.17)		(0.42)	(0.47)	(0.54)	(0.50)	(0.55)

Net asset value at end of period	11.57		11.30	11.37	11.30	11.66	11.84

Total return (%)	3.94	[1]	3.24	4.89	1.57	2.78	5.24

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.49	[2]	0.49	0.49	0.56	0.60	0.61
Gross operating expenses	0.60	[2]	0.60	0.61	0.61	0.60	0.61
Net investment income (loss)	2.98	[2]	3.82	4.16	4.15	4.19	4.27
Portfolio turnover rate	64	[1]	119	89	19	19	8
Net assets, end of period ($ x 1,000,000)	406		361	308	217	205	199

*	Unaudited.
[1]	Not annualized
[2]	Annualized.

See financial notes 47

 Schwab California Tax-Free Bond Fund

Portfolio Holdings  as of February 28, 2010 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

			Cost	Value
Holdings by Category			($)	($)

89.3%		Fixed-Rate Obligations	352,784,142	362,291,852
11.5%		Variable-Rate Obligations	46,787,000	46,705,000

100.8%		Total Investments	399,571,142	408,996,852
(0	.8)%	Other Assets and Liabilities, Net		(3,320,621)

100.0%		Net Assets		405,676,231

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity Date*		($)	($)

Fixed-Rate Obligations 89.3% of net assets

CALIFORNIA 88.5%
Acton-Agua Dulce USD
GO Bonds Series A	5.00%	08/01/26	(h)	1,190,000	1,274,811
Alameda Corridor Transportation Auth
Sr Lien RB Series 1999A	5.13%	10/01/16	(h)	1,170,000	1,183,104
Alameda-Contra Costa Transit District
COP (FHR Computer System Financing) Series 2007	4.00%	08/01/12	(h)	1,195,000	1,262,267
Anaheim Public Financing Auth
Lease Refunding RB Series 2008	4.50%	08/01/17		1,165,000	1,266,600
RB (Water System) Series 2008	5.00%	10/01/37		1,495,000	1,524,197
Sr Lease RB Series 1997A	6.00%	09/01/24	(a)(h)	5,000,000	5,703,800
Assoc of Bay Area Governments
RB (California Redevelopment Agency Pool) Series 1997A6	5.25%	12/15/17	(a)	285,000	285,570
RB (Casa de las Campanas) Series 2010	5.13%	09/01/20	(a)(h)	5,000,000	5,022,150
RB (Casa de las Campanas) Series 2010	6.00%	09/01/37	(a)(h)	2,750,000	2,754,235
RB (Sharp HealthCare) Series 2009B	6.00%	08/01/24	(h)	925,000	982,304
Beverly Hills USD
GO Bonds Series 2009	0.00%	08/01/21	(i)	1,050,000	631,900
Brea Olinda USD
GO Bonds Series 1999A	5.60%	08/01/20	(h)	1,000,000	1,021,420
California
Economic Recovery Bonds Series 2004A	5.25%	07/01/13		215,000	246,048
Economic Recovery Bonds Series 2004A	5.25%	07/01/13		225,000	250,344
Economic Recovery Bonds Series 2004A	5.00%	07/01/15		925,000	1,030,931
GO Bonds	5.63%	05/01/10	(a)	865,000	881,214
GO Bonds	5.25%	04/01/12	(a)	4,845,000	5,317,969
GO Bonds	5.63%	05/01/18		50,000	50,772
GO Refunding Bonds	5.63%	05/01/10	(a)	85,000	86,602
Various Purpose GO Bonds	5.00%	04/01/14	(a)	1,700,000	1,963,653
California Dept of Water Resources
Power Supply RB Series 2002A	5.75%	05/01/12	(a)(h)	3,000,000	3,358,050
Power Supply RB Series 2008H	4.50%	05/01/17		1,900,000	2,118,652

48 See financial notes

 Schwab California Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity Date*		($)	($)
Water System RB Series AE	5.00%	12/01/21		55,000	62,207
Water System RB Series AG	5.00%	12/01/26		4,095,000	4,534,066
Water System RB Series AG	5.00%	12/01/28		4,500,000	4,928,400
California Educational Facilities Auth
RB (California Institute of Technology) Series 2009	5.00%	11/01/39		1,500,000	1,571,325
RB (Pomona College) Series 2009A	5.00%	01/01/24	(h)	2,150,000	2,431,349
RB (Univ of Southern California) Series 2009C	5.25%	10/01/24	(h)	2,000,000	2,402,000
California Health Facilities Financing Auth
RB (Adventist Health System West) Series 2009C	5.00%	03/01/14		950,000	1,017,697
RB (Catholic Healthcare West) Series 2009B	5.00%	07/02/12	(h)	3,925,000	4,100,251
RB (Catholic Healthcare West) Series 2009F	5.00%	07/01/14		1,500,000	1,635,480
RB (Kaiser Permanente) Series 1998B	5.25%	10/01/13		1,000,000	1,008,980
RB (NCROC Paradise Valley Estates) Series 2005	4.25%	12/01/12	(a)(h)	100,000	103,506
RB (NCROC Paradise Valley Estates) Series 2005	4.38%	12/01/13	(a)(h)	170,000	177,846
RB (NCROC Paradise Valley Estates) Series 2005	4.63%	12/01/15	(a)	200,000	210,968
RB (NCROC Paradise Valley Estates) Series 2005	4.75%	12/01/16	(a)	340,000	354,923
RB (NCROC Paradise Valley Estates) Series 2005	4.88%	12/01/17	(a)	200,000	207,228
RB (NCROC Paradise Valley Estates) Series 2005	5.00%	12/01/18	(a)	175,000	180,234
RB (Scripps Health) Series 2008A	5.00%	10/01/16	(h)	3,285,000	3,627,001
RB (Scripps Health) Series 2010A	5.00%	11/15/36		2,500,000	2,420,525
RB (St. Joseph Health System) Series 2009A	5.75%	07/01/39		1,800,000	1,873,638
RB (St. Joseph Health System) Series 2009C	5.00%	10/16/14		3,000,000	3,292,230
RB (Sutter Health) Series 2008A	5.00%	08/15/12	(h)	1,705,000	1,844,145
California HFA
Home Mortgage RB Series 2008L	4.20%	08/01/16		1,075,000	1,090,663
Home Mortgage RB Series 2008L	4.35%	08/01/17		1,020,000	1,025,753
California Infrastructure & Economic Development Bank
RB (California Independent Systems Operator) Series 2009A	5.25%	02/01/21		3,000,000	3,188,970
RB (J. David Gladstone Institutes) Series 2001	5.50%	10/01/19		400,000	410,540
Refunding RB (J Paul Getty Trust) Series 2007A1	2.50%	04/01/13	(h)	2,000,000	2,078,320
Refunding RB (PG&E) Series 2008G	3.75%	09/20/10	(h)	3,000,000	3,031,680
California Municipal Finance Auth
RB (High Tech High) Series 2008B	6.00%	07/01/28		845,000	750,428
Solid Waste Disposal RB (Waste Management) Series 2004	3.45%	03/01/10		4,800,000	4,800,000
Solid Waste Disposal RB (Waste Management) Series 2008A	1.00%	09/01/10		2,000,000	2,000,000
California Pollution Control Financing Auth
Refunding RB (BP West Coast Products) Series 2009	2.60%	09/02/14		2,000,000	2,056,580
California State Public Works Board
Lease RB (California State Univ) Series 2009J	6.00%	11/01/29		500,000	523,075
Lease RB (Dept of Corrections) Series 1993E	5.50%	06/01/15		555,000	594,966
Lease RB (Porterville Developmental Center) Series 2009C	4.00%	04/01/10		400,000	400,812
Lease RB (Various Capital Projects) Series 2009I	6.13%	11/01/29		1,925,000	1,995,089
Lease RB (Various Capital Projects) Series 2009I	6.63%	11/01/34		3,000,000	3,185,370
California Statewide Communities Development Auth
M/F Housing RB (740 S Olive St Apts) Series 2009L	2.10%	07/20/14	(a)	630,000	628,419
M/F Housing RB (740 S Olive St Apts) Series 2009L	3.40%	07/20/19	(a)	1,470,000	1,459,460
RB Series 2009	5.00%	06/15/13		6,000,000	6,457,980
RB (Enloe Medical Center) Series 2008A	5.25%	08/15/12	(a)	975,000	1,042,889
RB (Enloe Medical Center) Series 2008A	5.50%	08/15/13	(a)	250,000	274,640
RB (Kaiser Permanente) Series 2009A	5.00%	04/01/14		4,900,000	5,342,225
RB (St. Joseph Health System) Series 2000	4.50%	07/01/18		6,040,000	6,304,008
RB (St. Joseph Health System) Series 2000	5.13%	07/01/24		2,500,000	2,531,100

See financial notes 49

 Schwab California Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity Date*		($)	($)
RB (Sunnyside/Vermont) Series 2001A	7.00%	04/20/36	(a)	3,895,000	4,166,170
Refunding RB (John Muir/Mt Diablo Health) Series 2005A	5.00%	05/01/13		525,000	562,984
Sr Living RB (So Cal Presbyterian Homes) Series 2009	5.25%	11/15/14		1,000,000	1,027,550
Carson Redevelopment Agency
Tax Allocation Sub Bonds (Merged & Amended Area) Series 2003D	6.00%	01/01/14	(a)	500,000	590,545
Central Valley Financing Auth
Refunding RB (Carson Ice Cogeneration) Series 2009	2.25%	07/01/10		3,955,000	3,978,651
Refunding RB (Carson Ice Cogeneration) Series 2009	3.00%	07/01/11		925,000	946,118
Chula Vista Public Financing Auth
COP (Capital Facilities Refunding Projects) 2010	5.50%	03/01/33		2,000,000	1,902,420
Contra Costa Transportation Auth
Sales Tax Revenue Notes (Limited Tax) Series 2009	2.50%	10/01/10		5,000,000	5,062,550
East Bay Municipal Utility District
Water System Sub Refunding RB Series 2010A	5.00%	06/01/30		4,000,000	4,319,280
East Bay Regional Park District
GO Bonds Series 2009A	5.00%	09/01/28		2,000,000	2,178,140
GO Bonds Series 2009A	5.00%	09/01/29		2,145,000	2,320,118
GO Refunding Bonds Series 2008	5.00%	09/01/13		135,000	153,001
El Cajon Public Financing Auth
Sales Tax RB (Public Safety Financing) Series 2009A	4.00%	08/01/15		4,000,000	4,278,800
Escondido
Revenue COP Series 2000A	6.00%	09/01/31		835,000	849,345
Fresno
Water System RB Series 2010A1	5.50%	06/01/21		2,000,000	2,260,780
Water System RB Series 2010A1	5.50%	06/01/22		3,900,000	4,377,048
Gilroy Public Facilities Financing Auth
BAN Series 2009	2.00%	09/01/10		5,000,000	5,028,050
Golden State Tobacco Securitization Corp
Enhanced Tobacco Settlement Asset-Backed Bonds Series 2003A1	6.25%	06/01/13	(a)	7,565,000	8,437,169
Golden West Schools Financing Auth
GO RB (Rowland USD) Series 2005	5.25%	09/01/24		1,675,000	1,858,714
Huntington Beach
Lease RB (Capital Improvement Financing) Series 2000A	5.50%	09/01/20		1,000,000	1,015,240
Imperial Community College District
TRAN 2009-2010	3.00%	05/31/10		2,000,000	2,005,540
Irvine Ranch Water District
COP Series 2010	5.00%	03/01/23		1,500,000	1,670,970
COP Series 2010	5.00%	03/01/25		2,540,000	2,773,832
COP Series 2010	5.00%	03/01/27		3,250,000	3,493,392
Los Angeles Cnty Metropolitan Transportation Auth
Sr Sales Tax Refunding RB Series 2009A	2.00%	07/01/11		2,685,000	2,727,101
Los Angeles Community College District
GO Bonds Series 2009A	6.00%	08/01/33		2,000,000	2,197,420
Los Angeles Community Redevelopment Agency
Lease RB (Vermont Manchester Social Services) Series 2005	5.00%	09/01/17		1,340,000	1,385,466
Los Angeles Dept of Water & Power
Power System RB Series 2001A1	5.25%	07/01/14		1,355,000	1,433,725
Power System RB Series 2008A2	5.00%	07/01/13		500,000	564,415
Power System RB Series 2008A2	5.00%	07/01/16		740,000	861,752

50 See financial notes

 Schwab California Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity Date*		($)	($)
Power System RB Series 2009B	5.25%	07/01/23		2,750,000	3,134,725
Los Angeles Municipal Improvement Corp
Lease RB Series 2007A	5.00%	08/01/14		175,000	196,350
Lease RB Series 2009A	4.00%	04/01/14	(a)	230,000	247,082
Lease RB Series 2009C	1.00%	09/01/16		1,650,000	1,736,740
Lease RB Series 2009E	5.00%	09/01/26		1,750,000	1,799,280
Lease RB Series 2009E	5.25%	09/01/29		1,000,000	1,017,950
Los Angeles USD
GO Bonds Series 2007E	5.00%	07/01/24		525,000	560,438
GO Refunding Bonds Series 2010A	4.00%	07/01/13	(g)	3,020,000	3,277,455
Lynwood Public Financing Auth
Lease Refunding RB (Public Capital Improvement) Series 2003	5.00%	09/01/18		1,000,000	1,051,290
M-S-R Public Power Agency
Sub Lien RB Series 2008L	5.00%	07/01/16	(a)	1,240,000	1,416,452
Sub Lien RB Series 2008L	5.00%	07/01/17	(a)	855,000	977,581
Malibu
COP Series 2009A	4.00%	07/01/14		70,000	75,957
COP Series 2009A	4.00%	07/01/17		100,000	105,721
COP Series 2009A	4.00%	07/01/18		75,000	78,348
COP Series 2009A	5.00%	07/01/20		175,000	193,090
COP Series 2009A	5.00%	07/01/21		110,000	120,915
COP Series 2009A	5.00%	07/01/22		150,000	163,649
COP Series 2009A	5.00%	07/01/32		870,000	886,834
COP Series 2009A	5.00%	07/01/39		2,100,000	2,116,989
Marin Community College District
GO Bonds Series B	3.00%	08/01/10		1,000,000	1,011,210
Marina Joint Powers Financing Auth
M/F Housing RB (Abrams B Apts) Series 2006	3.90%	11/15/16	(a)	2,850,000	2,943,252
Menifee Union SD
GO Bonds Series A	5.50%	08/01/27		525,000	552,762
GO Bonds Series A	5.50%	08/01/29		180,000	187,238
Mojave Water Agency
Revenue COP Series 2009A	5.50%	06/01/29		5,590,000	5,960,617
Mt. Diablo Hospital District
Hospital RB Series 1993A	5.00%	12/01/13	(a)	3,495,000	3,776,592
Newport Beach
RB (Hoag Memorial Hospital Presbyterian) Series 2009D	5.00%	02/07/13		2,500,000	2,684,150
Northern California Transmission Agency
RB (California-Oregon Transmission) Series 1990A	4.00%	05/01/13		1,000,000	1,075,980
Oceanside Community Development Commission
M/F Rental Housing Refunding RB (Vista Del Oro Apts) Series 2001A	4.45%	04/01/11	(a)	1,250,000	1,250,525
Orange Cove Irrigation District
Water Refunding RB Series 2009	3.75%	02/01/16		1,240,000	1,263,039
Water Refunding RB Series 2009	4.00%	02/01/17		1,465,000	1,489,758
Palomar Pomerado Health
COP 2009	5.50%	11/01/19		3,000,000	3,024,360
Pasadena
Refunding COP Series 2008C	5.00%	02/01/28		1,170,000	1,218,812
Pasadena Area Community College District
GO Bonds Series 2009D	5.00%	08/01/21		230,000	258,042
GO Bonds Series 2009D	5.00%	08/01/22		300,000	333,519

See financial notes 51

 Schwab California Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity Date*		($)	($)
GO Bonds Series 2009D	5.00%	08/01/24		350,000	382,669
Perris Public Financing Auth
Refunding RB Series 2007A	5.00%	09/01/24		1,065,000	1,004,668
Pomona
S/F Mortgage Refunding RB (GNMA & FHLMC Mortgage-Backed Securities) Series 1990B	7.50%	08/01/23	(a)	1,000,000	1,318,260
Port of Oakland
RB Series 2002M	5.25%	11/01/12	(a)	3,600,000	4,025,988
Redlands USD
GO Bonds Series 2008	5.00%	07/01/27	(a)	90,000	92,902
GO Bonds Series 2008	5.00%	07/01/28	(a)	60,000	61,558
Riverside Cnty
Teeter Obligation Notes Series 2009C	2.00%	10/15/10		1,000,000	1,008,350
Sacramento Cogeneration Auth
Refunding RB (Procter & Gamble) Series 2009	4.00%	07/01/11		535,000	554,597
San Bernardino Cnty Transportation Auth
Sales Tax Revenue Notes (Limited Tax Bonds) Series 2009A	4.00%	05/01/12		5,500,000	5,808,110
San Bernardino Community College District
GO Bonds Series A	6.25%	08/01/33		1,040,000	1,163,136
San Diego Cnty Water Auth Financing Agency
Water RB Series 2010A	5.00%	05/01/24		6,510,000	7,147,524
Water RB Series 2010A	5.00%	05/01/25		3,000,000	3,268,410
San Diego Public Facilities Financing Auth
Water Refunding RB Series 2009A	5.00%	08/01/26		1,030,000	1,096,857
San Diego Regional Building Auth
Lease RB (Cnty Operations Center & Annex Redevelopment) Series 2009A	3.00%	02/01/13		500,000	522,010
Lease RB (Cnty Operations Center & Annex Redevelopment) Series 2009A	3.25%	02/01/14		80,000	84,082
Lease RB (Cnty Operations Center & Annex Redevelopment) Series 2009A	4.00%	02/01/16		415,000	437,319
Lease RB (Cnty Operations Center & Annex Redevelopment) Series 2009A	4.00%	02/01/17		890,000	929,881
San Diego USD
GO Bonds Series 2009A	0.00%	07/01/19	(i)	3,210,000	2,162,481
GO Refunding Bonds Series 2006F1	5.25%	07/01/27		2,950,000	3,355,861
San Francisco
COP (Multiple Capital Improvements) Series 2009A	5.00%	04/01/15		800,000	880,360
COP (Multiple Capital Improvements) Series 2009A	5.00%	04/01/17		1,000,000	1,085,460
COP (Multiple Capital Improvements) Series 2009A	5.00%	04/01/21		4,225,000	4,500,766
San Francisco Airport Commission
RB Second Series 2009E	5.25%	05/01/24		1,000,000	1,068,910
RB Second Series 2009E	5.50%	05/01/25		2,000,000	2,159,580
RB Second Series 2009E	5.50%	05/01/26		2,000,000	2,144,020
San Francisco Bay Area Rapid Transit District
GO Bonds Series 2007B	5.00%	08/01/24		5,200,000	5,712,252
San Joaquin Cnty Transportation Auth
Sr Sales Tax Revenue Notes Series 2008	4.00%	04/01/11		4,310,000	4,430,335
San Lorenzo Valley USD
GO Bonds Series 2008A	0.00%	08/01/27	(a)(i)	870,000	311,338
GO Bonds Series 2008A	0.00%	08/01/28	(a)(i)	600,000	199,182
GO Bonds Series 2008A	0.00%	08/01/30	(a)(i)	350,000	99,659

52 See financial notes

 Schwab California Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity Date*		($)	($)
GO Bonds Series 2008A	0.00%	08/01/31	(a)(i)	950,000	249,651
San Mateo Cnty Joint Powers Financing Auth
Lease Refunding RB (Youth Services Campus) Series 2008A	4.00%	07/15/12		500,000	533,050
Lease Refunding RB (Youth Services Campus) Series 2008A	4.00%	07/15/17		875,000	910,665
Lease Refunding RB (Youth Services Campus) Series 2008A	5.00%	07/15/20		650,000	711,275
San Rafael Redevelopment Agency
Refunding Bonds Series 2009	4.00%	12/01/19		615,000	631,476
Santa Clara Cnty Financing Auth
Lease RB (VMC Facility) Series 1994A	7.75%	11/15/10		1,460,000	1,534,927
RB (El Camino Hospital) Series 2007A	5.00%	02/01/17		125,000	135,699
RB (El Camino Hospital) Series 2007B	5.00%	02/01/16		50,000	54,278
RB (El Camino Hospital) Series 2007B	5.00%	02/01/17		115,000	124,843
RB (El Camino Hospital) Series 2007C	5.00%	02/01/15		100,000	108,401
RB (El Camino Hospital) Series 2007C	5.00%	02/01/17		300,000	325,677
Refunding Lease RB (Multiple Facilities) Series 2010N	5.00%	05/15/16		1,000,000	1,133,510
Refunding Lease RB (Multiple Facilities) Series 2010N	4.00%	05/15/17		500,000	533,815
Santa Clara Redevelopment Agency
Refunding Bonds (Bayshore North)	7.00%	07/01/10		340,000	346,103
Santa Clara Valley Transportation Auth
Sales Tax Refunding RB Series 2007A	5.00%	04/01/25		1,840,000	1,954,724
Santa Cruz Cnty Redevelopment Agency
Bonds Series 2009A	7.00%	09/01/36		1,250,000	1,357,375
Santa Monica Community College District
GO Bonds Series 2009C	5.25%	08/01/22		450,000	513,441
Santa Monica-Malibu USD
GO Bonds Series B	5.00%	08/01/17		115,000	133,325
GO Bonds Series B	5.00%	08/01/18		200,000	231,468
GO Bonds Series B	5.00%	08/01/19		150,000	174,168
Santa Rosa
Wastewater RB Series 2008A	5.25%	09/01/25	(a)	90,000	97,879
South Coast Local Education Agencies
Pooled TRAN Series 2009A	2.00%	09/29/10		5,000,000	5,047,500
South Orange Cnty Public Financing Auth
Special Tax RB Series 1999A	5.25%	08/15/18	(a)	6,995,000	7,070,686
Southern California Metropolitan Water District
Water Refunding RB Series 1993A	5.75%	07/01/21		1,000,000	1,185,580
Southern California Public Power Auth
RB (Milford Wind Corridor) Series 2010-1	5.00%	07/01/28		3,000,000	3,137,310
Taft City Elementary SD
GO Bonds Series 2001A	4.90%	08/01/20		1,030,000	1,051,671
Tuolumne Wind Project Auth
RB (Tuolumne Co) Series 2009A	5.00%	01/01/22		2,000,000	2,104,820
Univ of California
General RB Series 2009Q	5.25%	05/15/26		6,030,000	6,629,864
Washington Township Health Care District
GO Bonds Series 2009A	6.00%	08/01/11		1,160,000	1,247,197
GO Bonds Series 2009A	6.00%	08/01/12		1,000,000	1,104,650
GO Bonds Series 2009A	6.50%	08/01/13		250,000	288,700
GO Bonds Series 2009A	6.50%	08/01/14		750,000	881,745
RB Series 2009A	4.50%	07/01/11		150,000	156,702
RB Series 2009A	4.50%	07/01/12		275,000	295,438
RB Series 2009A	4.50%	07/01/13		250,000	268,763

See financial notes 53

 Schwab California Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity Date*		($)	($)
RB Series 2009A	5.00%	07/01/14		300,000	324,171
RB Series 2009A	5.00%	07/01/15		300,000	318,687
RB Series 2009A	5.00%	07/01/16		75,000	78,725
RB Series 2009A	5.13%	07/01/17		200,000	208,986
RB Series 2009A	5.25%	07/01/18		250,000	261,120
RB Series 2009A	5.50%	07/01/19		300,000	315,621
RB Series 2009A	6.00%	07/01/29		1,000,000	1,037,490
Whittier
Health Facility RB (Presbyterian Intercommunity Hospital) Series 2002	5.60%	06/01/12	(a)	2,000,000	2,230,820
Health Facility RB (Presbyterian Intercommunity Hospital) Series 2009D	5.00%	06/01/15		1,000,000	1,059,440
Health Facility RB (Presbyterian Intercommunity Hospital) Series 2009D	5.00%	06/01/16		2,000,000	2,104,920
Health Facility RB (Presbyterian Intercommunity Hospital) Series 2009D	5.00%	06/01/17		2,000,000	2,093,840
William S. Hart Union High SD
GO BAN 2009	5.00%	12/01/11		1,500,000	1,557,045

					358,860,313

PUERTO RICO 0.8%
Puerto Rico Electric Power Auth
Power RB Series NN	5.00%	07/01/13	(a)	1,175,000	1,335,059
Puerto Rico Sales Tax Financing Corp
Sales Tax RB First Sub Series 2009A	5.00%	08/01/11		2,000,000	2,096,480

					3,431,539

Total Fixed-Rate Obligations (Cost $352,784,142)					362,291,852

Variable-Rate Obligations 11.5% of net assets

CALIFORNIA 11.5%
Assoc of Bay Area Governments
RB (Brandeis Hillel Day School) Series 2001	0.60%	03/04/10	(a)	465,000	465,000
California
Economic Recovery Bonds Series 2004C4	0.11%	03/01/10	(a)	700,000	700,000
California Educational Facilities Auth
RB (Chapman Univ) Series 2000	0.14%	03/03/10	(a)	300,000	300,000
California Infrastructure & Economic Development Bank
RB (California Academy of Sciences) Series 2008B	0.18%	03/01/10	(a)	3,400,000	3,400,000
RB (California Academy of Sciences) Series 2008F	0.11%	03/01/10	(a)	2,000,000	2,000,000
RB (Orange Cnty Performing Arts Center) Series 2008A	0.14%	03/01/10	(a)	9,000,000	9,000,000
Refunding RB (PG&E) Series 2009A	0.10%	03/01/10	(a)	1,400,000	1,400,000
Refunding RB (PG&E) Series 2009C	0.14%	03/01/10	(a)	1,000,000	1,000,000
California Statewide Communities Development Auth
COP (Eskaton Properties) Series 1999	0.69%	03/11/10	(d)(e)(f)	1,600,000	1,518,000
RB (Center for Early Education) Series 2001	0.60%	03/04/10	(a)	100,000	100,000
RB (Univ Retirement Community at Davis) Series 2008	0.11%	03/01/10	(a)	1,000,000	1,000,000
Coast Community College District
GO Bonds Series 2006C	0.20%	03/04/10	(b)(c)	10,000,000	10,000,000

54 See financial notes

 Schwab California Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity Date*		($)	($)
Irvine Assessment District
Limited Obligation Improvement Bonds (Assessment District No. 03-19) Series B	0.13%	03/01/10	(a)	522,000	522,000
Limited Obligation Improvement Bonds (Assessment District No. 93-14) Series 2000	0.12%	03/01/10	(a)	1,100,000	1,100,000
Orange Cnty Sanitation District
Refunding COP Series 2000A	0.14%	03/01/10	(b)	4,000,000	4,000,000
Refunding COP Series 2000B	0.14%	03/01/10	(b)	3,000,000	3,000,000
Southern California Metropolitan Water District
Water RB Series 2000B3	0.10%	03/01/10	(b)	3,000,000	3,000,000
Univ of California
Medical Center Pooled RB Series 2007B1	0.12%	03/01/10	(b)	700,000	700,000
Medical Center Pooled RB Series 2007B2	0.14%	03/01/10	(b)	3,500,000	3,500,000

Total Variable-Rate Obligations (Cost $46,787,000)					46,705,000

End of Investments.

At 02/28/10, the tax basis cost of the fund’s investments was $399,582,894 and the unrealized appreciation and depreciation were $10,028,193 and ($614,235), respectively, with a net unrealized appreciation of $9,413,958.

*	See Glossary for definition of maturity.
(a)	Credit-enhanced security.
(b)	Liquidity-enhanced security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $10,000,000 or 2.5% of net assets.
(d)	Illiquid security. At the period end, the value of these amounted to $1,518,000 or 0.4% of net assets.
(e)	Failed Auction Rate Bond - this security’s interest payments are adjusted periodically through an auction process. The process typically serves as a means for buying and selling the bond, and the maturity date listed in the portfolio holdings is the next auction date. Auctions that fail to attract enough buyers for all the bonds offered for sale are deemed to have “failed”. Although the auctions have failed, the issuer continues to pay a formula-based interest rate which resets at each scheduled auction.
(f)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(g)	Delayed-delivery security.
(h)	All or a portion of this security is held as collateral for delayed-delivery securities.
(i)	Zero Coupon Bond.

BAN —	Bond anticipation note
COP —	Certificate of participation
GO —	General obligation
HFA —	Housing finance agency/authority
M/F —	Multi-family
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TRAN —	Tax and revenue anticipation note
USD —	Unified school district

See financial notes 55

 Schwab California Tax-Free Bond Fund

Statement of
Assets and Liabilities
As of February 28, 2010; unaudited.

Assets

Investments, at value (cost $399,571,142)		$408,996,852
Cash		6,074
Receivables:
Interest		3,835,074
Fund shares sold		1,503,340
Prepaid expenses	+	1,899

Total assets		414,343,239

Liabilities

Payables:
Investments bought		7,926,453
Investment adviser and administrator fees		6,676
Shareholder services fees to affiliate		8,082
Fund shares redeemed		226,707
Distributions to shareholders		434,813
Accrued expenses	+	64,277

Total liabilities		8,667,008

Net Assets

Total assets		414,343,239
Total liabilities	−	8,667,008

Net assets		$405,676,231

Net Assets by Source
Capital received from investors		394,438,180
Net investment income not yet distributed		1,157
Net realized capital gains		1,811,184
Net unrealized capital gains		9,425,710

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$405,676,231		35,047,783		$11.57

56 See financial notes

 Schwab California Tax-Free Bond Fund

Statement of
Operations
For September 1, 2009 through February 28, 2010; unaudited

Investment Income

Interest		$6,620,493

Expenses

Investment adviser and administrator fees		571,245
Shareholder service fees		476,038
Transfer agent fees		11,763
Portfolio accounting fees		31,918
Professional fees		15,384
Shareholder reports		11,849
Custodian fees		6,390
Trustees’ fees		5,004
Registration fees		3,154
Interest expense		227
Other expenses	+	10,108

Total expenses		1,143,080
Expense reduction by adviser and Schwab	−	203,747
Custody credits	−	46

Net expenses	−	939,287

Net investment income		5,681,206

Realized and Unrealized Gains (Losses)

Net realized gains on investments		4,821,148
Net realized gains on futures contracts	+	272,900

Net realized gains		5,094,048
Net unrealized gains on investments	+	4,171,357

Net realized and unrealized gains		9,265,405

Net increase in net assets resulting from operations		$14,946,611

See financial notes 57

 Schwab California Tax-Free Bond Fund

Statement of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

9/1/09-2/28/10			9/1/08-8/31/09
Net investment income		$5,681,206	$12,023,176
Net realized gains (losses)		5,094,048	(2,546,441)
Net unrealized gains	+	4,171,357	876,531

Increase in net assets from operations		14,946,611	10,353,266

Distributions to shareholders

Distributions from net investment income		$5,795,424	$11,959,481

Transactions in Fund Shares

		9/1/09-2/28/10		9/1/08-8/31/09
		SHARES	VALUE	SHARES	VALUE
Shares sold		9,274,675	$106,279,055	15,492,807	$171,613,383
Shares reinvested		301,368	3,460,112	656,229	7,244,756
Shares redeemed	+	(6,512,918)	(74,671,034)	(11,217,076)	(123,413,719)

Net transactions in fund shares		3,063,125	$35,068,133	4,931,960	$55,444,420

Shares Outstanding and Net Assets

		9/1/09-2/28/10		9/1/08-8/31/09
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		31,984,658	$361,456,911	27,052,698	$307,618,706
Total increase	+	3,063,125	44,219,320	4,931,960	53,838,205

End of period		35,047,783	$405,676,231	31,984,658	$361,456,911

Net investment income not yet distributed			$1,157		$115,375

58 See financial notes

 Schwab Tax-Free Bond Funds

Financial Notes

1. Business Structure of the Funds:

Each of the funds discussed in this report is a series of Schwab Investments (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust including the funds discussed in this report, which are highlighted:

Schwab Investments (organized October 26, 1990)
Schwab Tax-Free YieldPlus Fund
Schwab Tax-Free Bond Fund
Schwab California Tax-Free YieldPlus Fund
Schwab California Tax-Free Bond Fund
Schwab YieldPlus Fund
Schwab Short-Term Bond Market Fund
Schwab Premier Income Fund Schwab Total Bond Market Fund Schwab GNMA Fund Schwab Inflation Protected Fund Schwab 1000 Index Fund Schwab Global Real Estate Fund

Each fund in this report offers one share class. Shares are bought and sold at closing net asset value (“NAV”), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities laws.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in the preparation of financial statements. The accounting policies are in conformity with the accounting principles generally accepted in the United States of America (“GAAP”).

(a) Security Valuation:

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Bonds and notes: valued at halfway between the most recent bid and asked quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by an independent bond-pricing service.

•	Securities for which no quoted value is available: The Board of Trustees has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when a security is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price or; when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Board of Trustees regularly reviews fair value determinations made by the fund pursuant to the procedures.

•	Futures contracts: valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund disclose the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements).

The funds adopted the authoritative guidance under GAAP on determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly. Accordingly, if the funds determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal

 59

 Schwab Tax-Free Bond Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The guidance establishes three levels of the fair value hierarchy as follows:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the fund values its holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of February 28, 2010:

Schwab Tax-Free YieldPlus Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Fixed-Rate Obligations(a)	$—	$13,470,735	$—	$13,470,735
Variable-Rate Obligations(a)	—	8,865,000	—	8,865,000
Arizona	—	—	1,873,162	1,873,162
Massachusetts	—	1,000,000	3,060,000	4,060,000
Oklahoma	—	—	2,218,400	2,218,400

Total	$—	$23,335,735	$7,151,562	$30,487,297

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

60

 Schwab Tax-Free Bond Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance						Balance
	as of	Accrued		Change in	Net	Net	as of
	August 31,	Discounts	Realized	Unrealized	Purchases	Transfers	February 28,
Investments in Securities	2009	(Premiums)	Gain (Loss)	Gain (Loss)	(Sales)	in/out	2010

Variable-Rate Obligations	$9,997,000	$—	$(58,937)	$(1,695,438)	$(1,091,063)	$—	$7,151,562

Total	$9,997,000	$—	$(58,937)	$(1,695,438)	$(1,091,063)	$—	$7,151,562

Schwab Tax-Free Bond Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Fixed-Rate Obligations(a)	$—	$311,352,827	$—	$311,352,827
Variable-Rate Obligations(a)	—	38,686,200	—	38,686,200

Total	$—	$350,039,027	$—	$350,039,027

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

Schwab California Tax-Free YieldPlus Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Fixed-Rate Obligations(a)	$—	$35,955,635	$—	$35,955,635
Variable-Rate Obligations(a)	—	39,567,000	—	39,567,000

Total	$—	$75,522,635	$—	$75,522,635

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance						Balance
	as of	Accrued		Change in	Net	Net	as of
	August 31,	Discounts	Realized	Unrealized	Purchases	Transfers	February 28,
Investments in Securities	2009	(Premiums)	Gain (Loss)	Gain (Loss)	(Sales)	in/out	2010

Variable-Rate Obligations	$5,695,000	$—	$(183,187)	$355,000	$(4,371,813)	$(1,495,000)	$—

Total	$5,695,000	$—	$(183,187)	$355,000	$(4,371,813)	$(1,495,000)	$—

 61

 Schwab Tax-Free Bond Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

Schwab California Tax-Free Bond Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Fixed-Rate Obligations(a)	$—	$362,291,852	$—	$362,291,852
Variable-Rate Obligations(a)	—	45,187,000	1,518,000	46,705,000

Total	$—	$407,478,852	$1,518,000	$408,996,852

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance						Balance
	as of	Accrued		Change in	Net	Net	as of
	August 31,	Discounts	Realized	Unrealized	Purchases	Transfers	February 28,
Investments in Securities	2009	(Premiums)	Gain (Loss)	Gain (Loss)	(Sales)	in/out	2010

Variable-Rate Obligations	$1,440,000	$—	$—	$78,000	$—	$—	$1,518,000

Total	$1,440,000	$—	$—	$78,000	$—	$—	$1,518,000

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

All net realized and changes in unrealized gains (losses) in the tables above are reflected on the accompanying statements of operations. Changes in net unrealized gains (losses) for level 3 investments held by the funds at February 28, 2010 approximate the changes in unrealized gains (losses) in the tables above.

(b) Portfolio Investments:

Derivatives: The funds may invest in futures contracts to reduce the effects of uninvested cash on performance or other reasons. Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date.

Because futures carry inherent risks, a fund must give the broker a deposit of cash and/or securities (the “initial margin”) whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount. Subsequent payments (“variation margin”) are made or received by a fund depending on daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Futures are traded publicly on exchanges, and their market value changes daily.

Delayed-delivery: The funds may buy securities on a delayed-delivery basis. In these transactions, a fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security’s value falls before settlement occurs, a fund could end up paying more for the security than its market value at the time of settlement. The funds have set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(d) Investment Income:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable

62

 Schwab Tax-Free Bond Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

(meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

(e) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The funds declare distributions from net investment income, if any, every day they are open for business. These distributions are paid out to shareholders once a month. The funds make distributions from net realized capital gains, if any, once a year.

(g) Custody Credit:

Certain funds have an arrangement with their custodian bank, State Street Bank and Trust Company, under which the funds receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform to accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

3. Risk Factors:

The funds invest primarily in investment-grade municipal securities. These investments may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below:

Market risk. Bond markets and the values of the securities owned by the funds raise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the funds will fluctuate, which means that you could lose money.

Interest rate risk. The funds are subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low, a fund’s yield (and total return) also may be low. When interest rates rise, bond prices usually fall which could cause the fund’s share price to fall. Assuming a one year duration for a fund, a 2% increase in interest rates would result in approximately a 2% decrease in the fund’s share price. This risk is greater when the fund holds bonds with longer maturities.

 63

 Schwab Tax-Free Bond Funds

Financial Notes (continued)

3. Risk Factors (continued):

Credit risk. The funds are subject to the risk that a decline in the credit quality of a portfolio investment could cause a fund’s share price to fall. Although the funds invest primarily in investment-grade securities, a fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Securities rated below investment-grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment-grade securities. Below investment grade securities involve greater risk of price declines than investment-grade securities due to actual or perceived changes in an issuer’s creditworthiness. In addition, issuers of below investment-grade securities may be more susceptible than other issuers to economic downturns. Such securities are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the securities.

Municipal securities risk. The funds primarily invest in municipal securities whose interest, in the opinion of the securities’ counsel, is exempt from federal income tax and from the AMT. Neither the investment adviser nor the funds guarantee that this opinion is correct, and there is no assurance that the IRS will agree with such counsel’s opinion. If certain types of investments a fund buys as tax-exempt are later ruled to be taxable, a portion of the fund’s income could be taxable. The funds may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in municipal securities financing similar projects. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, may affect similar projects and the overall municipal securities market. National governmental or court actions, such as the elimination of tax-exempt status, also could affect fund performance.

Prepayment and extension risk. The funds’ investments are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause a fund to hold securities paying lower-than-market rates of interest, which could hurt the fund’s yield or share price. In addition, rising interest rates tend to extend the duration of certain fixed income securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the funds may exhibit additional volatility. This is known as extension risk. When interest rates decline, borrowers may pay off their fixed income securities sooner than expected. This can reduce the returns of a fund because the fund will have to reinvest that money at the lower prevailing interest rates. This is known as prepayment risk.

Derivatives risk. The funds may use derivatives to enhance returns or hedge against market declines. Examples of derivatives are options, futures, options on futures and swaps. An option is the right to buy or sell an instrument at a specific price before a specific date. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day. A swap is an agreement whereby two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a predetermined amount. A credit default swap is an agreement in which the seller agrees to make a payment to the buyer in the event of a specified credit event in exchange for a fixed payment or series of fixed payments.

Futures contracts involve certain risks because they can be very sensitive to market movements. One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for a fund to close out a position in a futures contract, due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities. The potential for losses associated with futures contracts may exceed amounts recorded in the Statement of Assets and Liabilities. When a fund closes out a futures position, it calculates the difference between the value of the position at the beginning and at the end, and records a realized gain or loss accordingly.

Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the funds’ investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between it and the trust.

64

 Schwab Tax-Free Bond Funds

Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):

For its advisory and administrative services to each fund, the investment adviser is entitled to receive an annual fee payable monthly based on each fund’s average daily net assets described as follows:

			Schwab	Schwab
	Schwab	Schwab	California	California
	Tax-Free	Tax-Free	Tax-Free	Tax-Free
Average Daily Net Assets	YieldPlus Fund	Bond Fund	YieldPlus Fund	Bond Fund

First $500 million	0.30%	0.30%	0.30%	0.30%
Over $500 million	0.22%	0.22%	0.22%	0.22%

The trust has appointed Boston Financial Data Services Inc. (“BFDS”) as transfer agent of the funds and adopted a Shareholder Servicing Plan (the “Plan”) on behalf of the funds of the trust. Pursuant to the Plan, the funds pays Schwab and other financial intermediaries to provide certain account maintenance, customer liaison and shareholder services to funds’ shareholders holding shares of the funds through that financial intermediary. Under the Plan, Schwab is entitled to receive an annual fee payable monthly based on the average daily net assets, as follows:

			Schwab	Schwab
	Schwab	Schwab	California	California
	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	YieldPlus Fund	Bond Fund	YieldPlus Fund	Bond Fund

Shareholder Service Fees	0.25%	0.25%	0.25%	0.25%

Although the foregoing agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds to limit total annual fund operating expenses, excluding interest, taxes and certain non-routine expenses for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the funds’ Board of Trustees as follows:

		Schwab	Schwab
Schwab	Schwab	California	California
Tax-Free	Tax-Free	Tax-Free	Tax-Free
YieldPlus Fund	Bond Fund	YieldPlus Fund	Bond Fund

0.49%	0.49%	0.49%	0.49%

The funds may engage in certain transactions involving related parties, including a related party owning shares of the funds. As of February 28, 2010, the Charles Schwab Corp. owned 900,712 shares of Schwab Tax-Free YieldPlus Fund, in the amount of $6,809,379 or 21.1% of the fund’s total value.

The funds may engage in direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. For the period ended February 28, 2010, each fund’s total aggregate security transactions with other Schwab Funds were as follows:

Schwab Tax-Free YieldPlus Fund	$5,500,000
Schwab Tax-Free Bond Fund	29,475,000
Schwab California Tax-Free YieldPlus Fund	26,500,000
Schwab California Tax-Free Bond Fund	54,150,000

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. The funds had no interfund borrowing or lending activity during the period.

 65

 Schwab Tax-Free Bond Funds

Financial Notes (continued)

5. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

6. Borrowing from Banks:

The funds may borrow money from banks and custodians. The funds have custodian overdraft facilities, a committed line of credit of $150 million with State Street Bank and Trust Company, an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. The funds also pay an annual fee to State Street Bank and Trust Company for the committed line of credit.

The funds had no borrowing from the lines of credit during the period. However, the funds utilized their overdraft facility and incurred interest expenses, which is disclosed in the Statement of Operations. The interest expense is determined based on a negotiated rate above the current Federal Funds rate.

7. Purchases and Sales of Investment Securities:

For the period ended February 28, 2010, purchases and sales of securities (excluding short-term obligations) were as follows:

	Purchases of Securities	Sales/Maturities of Securities

Schwab Tax-Free YieldPlus Fund	$7,738,746	$5,285,104
Schwab Tax-Free Bond Fund	339,547,060	253,849,996
Schwab California Tax-Free YieldPlus Fund	10,126,470	16,757,540
Schwab California Tax-Free Bond Fund	271,113,119	232,578,543

8. Federal Income Taxes:

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of August 31, 2009, the following funds had capital loss carry forwards available to offset future net capital gains before the expiration date:

			Schwab	Schwab
	Schwab	Schwab	California	California
	Tax-Free	Tax-Free	Tax-Free	Tax-Free
Expiration Date	YieldPlus Fund	Bond Fund	YieldPlus Fund	Bond Fund

August 31, 2014	$159,334	$—	$476,230	$—
August 31, 2015	668,448	—	1,629,669	—
August 31, 2016	601,183	—	1,698,428	224,473
August 31, 2017	33,578,285	—	80,476,132	2,901,332

Total	$35,007,250	$—	$84,280,459	$3,125,805

For tax purposes, net realized capital losses occurring after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. As of August 31, 2009, capital losses deferred for each fund were as follows:

			Schwab	Schwab
	Schwab	Schwab	California	California
	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	YieldPlus Fund	Bond Fund	YieldPlus Fund	Bond Fund

Capital losses utilized	—	$1,006,487	—	—
Deferred capital losses	$7,510,544	—	$671,482	$157,057

As of August 31, 2009, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing), as applicable to the funds, and has determined that no

66

 Schwab Tax-Free Bond Funds

Financial Notes (continued)

8. Federal Income Taxes (continued):

provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended August 31, 2009, the funds did not incur any interest or penalties. The funds are not subject to examination by U.S. federal tax authorities for tax years before 2007 and by state tax authorities for the tax years before 2006.

9. Subsequent Events

Management has determined there are no subsequent events or transactions that would have materially impacted the financial statements as presented.

 67

Results of Proxy Voting:

At a special meeting of shareholders of the trust held on December 14, 2009, shareholders approved the following proposal: to elect nine trustees to serve on the Board of Trustees of the trust. The individuals listed in the table below were elected as trustees for each fund. All trustees served as trustees of the trust prior to the special meeting.

	For	Withheld	% For
	(shares)	(shares)

Charles R. Schwab	459,325,700.18	28,086,852.10	94.24%
Walter W. Bettinger, II	462,501,711.78	24,910,840.50	94.89%
Mariann Byerwalter	462,421,752.63	24,990,799.65	94.87%
John F. Cogan	463,280,067.34	24,132,484.94	94.05%
William A. Hasler	459,926,827.89	27,485,724.39	94.36%
Gerald B. Smith	462,799,212.90	24,613,339.38	94.95%
Donald R. Stephens	462,936,148.60	24,476,403.68	94.98%
Joseph H. Wender	462,081,721.45	25,330,830.83	94.80%
Michael W. Wilsey	461,613,391.08	25,799,161.20	94.71%

68

Trustees and Officers

The tables below give information about the trustees and officers for Schwab Investments which includes the funds covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 85 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Investments since 2000.)	Chairman of JDN Corporate Advisory LLC.	77	Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009) Director, Excelsior Funds (2006 – 2007)

John F. Cogan 1947 Trustee (Trustee of Schwab Investments since 2008.)	Senior Fellow: The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 1994 – present).	77	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

William A. Hasler 1941 Trustee (Trustee of Schwab Investments since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley (July 1998 – present).	77	Director, Ditech Networks Corporation (1997 – present)
Director, TOUSA (1998 – present)
Director, Mission West Properties (1998 – present)
Director, Globalstar, Inc. (2009 – present)
Director, Harris-Stratex Networks (2001 – present)
Director, Aphton Corp. (1991 – 2007)
Director, Solectron Corporation (1998 – 2007)
Director, Genitope Corporation (2000 – 2009)
			Director, Excelsior Funds (2006 – 2007)

Gerald B. Smith 1950 Trustee (Trustee of Schwab Investments since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	77	Lead Independent Director, Board of Cooper Industries (2002 – present) Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – present) Director, Oneok, Inc (2009 – present)

Donald R. Stephens 1938 Trustee (Trustee of Schwab Investments since 1991.)	Managing Partner, D.R. Stephens & Company (investments) (1973 – present).	77	None

 69

 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Joseph H. Wender 1944 Trustee (Trustee of Schwab Investments since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (Jan. 2008-present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present); Senior Director, Chairman of the Finance Committee, GSC Group (July 2005 – Dec. 2007); General Partner, Goldman Sachs & Co., Inc. (Oct. 1982 – June 2005).	77	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

Michael W. Wilsey 1943 Trustee (Trustee of Schwab Investments since 1991.)	Chairman and Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	77	None

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Investments since 1991.)	Founded Charles Schwab & Co., Inc. in 1971 and became Chairman in 1978. Since 1986, Chairman and Director, The Charles Schwab Corporation. Since 1989, Director, Charles Schwab Investment Management, Inc., and appointed as Chairman in 1991. Since 1996, Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I and Schwab International Holdings, Inc. Since 1999, Director and Chief Executive Officer, Schwab Holdings, Inc. Since 2003, Chairman, Charles Schwab Bank, N. A.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, and the Charles Schwab & Co., Inc.	77	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Investments since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc., principal underwriter to the Funds, and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation.	85	None

70

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Randall W. Merk 1954 President and Chief Executive Officer (Officer of Schwab Investments since 2007.)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc. (August 2004 – present); Executive Vice President, Charles Schwab & Co., Inc. (2002 – present); Director, President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (August 2007 – present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC (Sept. 2002 – present); President and Chief Executive Officer, Schwab Strategic Trust (Oct. 2009 – present); Trustee (June 2006 – Dec. 2009), President and Chief Executive Officer (July 2007 – March 2008), Laudus Trust and Laudus Institutional Trust; President and Chief Executive Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust (June 2006 – June 2007).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Investments since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc. (November 2004 – present); Treasurer and Chief Financial Officer, Laudus Trust and Laudus Institutional Trust (2006 – present); Treasurer and Principal Financial Officer, Schwab Strategic Trust (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (Sept. 2002 – present); Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (June 2006 – June 2007).

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer (Officer of Schwab Investments since 2004.)	Senior Vice President and Chief Investment Officer, Charles Schwab Investment Management, Inc. (2004 – present); President and Chief Executive Officer (2008 – present) and Chief Investment Officer (2006 – present), Laudus Trust and Laudus Institutional Trust; Senior Vice President and Chief Investment Officer, Schwab Strategic Trust (Oct. 2009 – present).

Koji E. Felton 1961 Secretary and Chief Legal Officer (Officer of Schwab Investments since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc. (July 2000 – present); Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. (June 1998 – present); Secretary and Chief Legal Officer, Schwab Strategic Trust (Oct. 2009 – present); Chief Legal Officer and Secretary, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (June 2006 – June 2007); Chief Legal Officer, Laudus Trust and Laudus Institutional Trust (Aug. 2006 – Dec. 2006).

Catherine MacGregor 1964 Vice President (Officer of Schwab Investments since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present) of Laudus Trust and Laudus Institutional Trust. Since 2009, Vice President of Schwab Strategic Trust (Oct. 2009 – present).

Michael Haydel 1972 Vice President (Officer of Schwab Investments since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc. (2004 – present); Vice President (Sept. 2005 – present), Anti-Money Laundering Officer (Oct. 2005 – Feb. 2009), Laudus Trust, Laudus Institutional Trust; Vice President, Schwab Strategic Trust (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Stephens and Wilsey will retire on December 31, 2010.
[2]	Messrs. Schwab and Bettinger are Interested Trustees because they are employees of Schwab and/or the investment adviser. In addition to their employment with Schwab and/or the investment adviser, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

 71

Glossary

agency discount notes Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.

Alternative Minimum Tax (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset-backed securities Bond or other debt securities that represent ownership in a pool of assets such as credit card debt.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

average rate The average rate of interest paid annually by the fixed-income securities in a fund or portfolio.

beta A historical measure of an investment’s volatility relative to a market index (usually the S&P 500). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

call An early repayment of a bond’s principal by the issuer, usually done because the issuer is able to refinance its bond debt at a lower rate.

call protection A term used in reference to a bond that cannot be called by the issuer before maturity, or at least for many years from the present date. A bond that offers call protection can more reliably be expected to provide a given yield over a given number of years than a bond that could be called (assuming both bonds are of the same credit quality).

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

certificate of participation A municipal bond that is repaid from an annual budget appropriation rather than being backed by the full faith and credit of the issuer.

coupon, coupon rate The annual rate of interest paid until maturity by the issuer of a debt security.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. See chart below.

credit risk The risk that a bond issuer may be unable to pay interest or principal to its bondholders.

discount rate The implied rate on a debt security that does not pay interest but is bought at a discount and redeemed at face value when it matures.

dividend Money from earnings that is distributed to shareholders as a given amount per share.

duration A measure of a bond’s sensitivity to interest rates. Calculations of duration generally take into account the investment’s yield, interest payments, maturity date and call features. Like maturity, duration is expressed in years, but is more accurate than maturity in determining the effect of interest rate movements on a bond investment’s price. The duration of a portfolio equals the market value weighted average of the duration of the bonds held in the portfolio.

earnings growth rate For a mutual fund, the average yearly rate at which the earnings of the companies in the fund’s portfolio have grown, measured over the past five years.

earnings per share (EPS) A company’s earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

Credit Ratings

Most major bond issuers arrange with a recognized independent rating organization, such as Standard & Poor’s (S&P) or Moody’s Investors Service, to rate the creditworthiness of their bonds. The spectrum of these ratings is divided into two major categories: investment grade and below investment grade (sometimes called “junk bonds”). Bonds rated below investment grade range from those that are considered to have some vulnerability to default to those that appear on the brink of default or are in default.

72

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

general obligation bonds Municipal bonds that are secured by the issuer’s full faith and credit, which typically is backed by the power of the issuer to levy taxes.

interest Payments to bondholders (usually made twice a year) as compensation for loaning the bond principal to the issuer.

interest rate risk The risk that a bond’s value will fluctuate if market interest rates change or are expected to change. Bond prices tend to move in the opposite direction of interest rates: when interest rates rise, bond prices tend to fall.

liquidity-enhanced security A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.

market risk Those elements of risk that are common to all securities in an asset class, and therefore cannot be significantly reduced by diversification within the asset class. Also known as “systemic risk.”’

maturity The date a bond is scheduled to be “retired” and its principal amount returned to the bond holders. Maturity of Investments will generally be determined using portfolio securities’ final maturity dates. However, for certain securities, maturity will be determined using securities’ effective maturity date. Except as discussed below, the effective maturity date for a security subject to a put or demand feature is the demand date, unless the security is a variable-rate or floating-rate security. If it is a variable-rate security, its effective maturity date is the earlier of its demand date or next interest rate change date. For variable-rate securities not subject to a put or demand feature and floating-rate securities, the effective maturity date is the next interest rate change date. The effective maturity of mortgage-backed and certain other asset-backed securities are determined on an “expected life” basis by the investment adviser. Additional information relating to maturity is contained in the Schwab Bond Funds’ Statement of additional information.

mortgage-backed securities Bond or other debt securities that represent ownership in a pool of mortgage loans.

muni, municipal bonds, municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

prepayment risk The risk that a mortgage-backed security may be paid off early, typically because interest rates have fallen and the homeowners who hold the underlying mortgages have refinanced those mortgages at lower rates. In this type of situation, the investor who held the mortgage-backed security will usually have to settle for a lower rate when reinvesting the principal.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

revenue bonds Municipal bonds that are issued to finance public works projects and are secured by revenue generated by the project (such as water and sewer fees) rather than the full faith and credit of the issuer.

section 4(2)/144A securities Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

taxable-equivalent yield The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% ÷ [1 − 0.25%] = 6.0%).

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

weighted average credit quality The asset-weighted overall credit quality for a bond portfolio. Charles Schwab Investment Management, Inc. (CSIM) calculates this characteristic. The fund itself has not been rated by an independent credit rating agency. The calculation excludes unrated securities, derivatives and short-term securities. Weighted average credit quality is subject to change over time.

weighted average duration Expresses the measureable change in the value of a security in response to a change in interest rates. The formula calculates the effect that a 1% change in interest rates will have on the price of a bond.

weighted average maturity For mutual funds, the maturity of all the debt securities in its portfolio, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

yield to maturity The annualized rate of return a bondholder could expect if the bond were held to maturity. In addition to interest payments, yield to maturity also factors in any difference between a bond’s current price and its principal amount, or face value.

 73

Notes

Notes

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fund®
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large* Company Index Fund
Schwab Fundamental US Small-Mid* Company Index Fund
Schwab Fundamental International* Large Company Index Fund
Schwab Fundamental International* Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets* Index Fund
Schwab Global Real Estate Fundtm
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab® Premier Income Fund
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL AND FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2010 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC
Printed on recycled paper.
MFR13481-13

Semiannual report dated February 28, 2010 enclosed.

Schwab YieldPlus Fund ®

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Schwab YieldPlus Fund ®

Semiannual Report
February 28, 2010

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In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Total Return for the Report Period

Schwab YieldPlus Fund® (Ticker Symbol: SWYSX)	1.16%

Barclays Capital U.S. Short Treasury: 9-12 Months Index[1]	0.42%
Fund Category: Morningstar Ultrashort Bond	2.20%

Performance Details	pages 6-7

Minimum Initial Investment[2]	$ 100

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Expenses may be partially absorbed by fund management. Without these reductions, the fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Source for category information: Morningstar, Inc.

[1]	While the fund may invest in debt instruments that are subject to credit risk (please see the discussion of credit risk in the principal risk section of the prospectus), the Barclays Capital U.S. Short Treasury 9-12 Months Index includes only U.S. Treasury securities. U.S. Treasury securities are direct obligations of the U.S. government and are backed by the full faith and credit of the United States and are, therefore, considered free of credit risk.

[2]	Please see prospectus for further detail and eligibility requirements.

2 Schwab YieldPlus Fund

From the President

Randall W. Merk is President and CEO of Charles Schwab Investment Management, Inc. and the fund covered in this report.

Dear Shareholder,

During the last six months, investors had to face the ongoing uncertainties that seem to be intrinsic to a recovering economy. While we have seen improvements in some areas of the stock and bond markets, the employment picture remains disappointingly weak, and the housing market is still struggling to make a comeback. At the same time, the Federal Reserve (the Fed) has started to initiate some changes in its lending and monetary policies that are more reflective of an economic recovery than of an economic crisis.

Of particular note was the Fed’s decision in February to raise the discount lending rate—the rate banks pay for emergency loans—from 0.50% to 0.75%. This move was seen by many as a gentle reminder that higher interest rates could be coming our way, even though the Fed left its federal funds target interest rate in the historically low range of 0.00% to 0.25%. In a statement that explained the changes that the Fed was making, it emphasized that it did not expect these actions “to lead to tighter financial conditions for households and businesses...”

This Fed action is noteworthy because in 2009 we saw a record number of investors move assets into bond funds as a way to potentially earn a higher return than might be earned from a money market investment or a certificate of deposit (CD). While investors can potentially earn a higher rate of return from bonds, there are also inherent risks to consider when investing in bonds or bond funds. As a general rule, when interest rates rise, bond prices fall. This means that the value of an investor’s shares in a bond fund could decline in response to a rise in interest rates.

While bonds and bond funds can be an important component in an investor’s portfolio, we would like to encourage investors to periodically review their allocations and to make sure that their investment decisions are consistent with their tolerance for risk and are meeting their investment goals.

For details about the performance of the Schwab YieldPlus Fund®, please see the managers’ discussion and analysis in the following pages. If you have any questions about the Schwab Taxable Bond Funds or other Schwab Funds, including Schwab Tax-Free Bond Funds, we are always available at 1-800-435-4000, or additional resources may be found on schwab.com.

Thank you for investing with us.

Sincerely,

Schwab YieldPlus Fund 3

The Investment Environment

In the taxable fixed income markets, investors continued to have an appetite for risk during the period with high-yield, lower-quality bonds outperforming through January 2010. This changed slightly in February 2010 when high-yield, lower-quality bonds still had positive returns for the month, but underperformed other categories for the first time in over a year. On the higher-quality side, the reverse was true; higher-quality bonds—particularly investment-grade bonds—underperformed through January 2010, but started to emerge in February 2010 as top performers along with bonds in the intermediate-term (7-10 years maturity) space. In addition, U.S. Treasuries emerged with positive returns in January and February 2010, reporting 1.58% and 0.40% respectively, after logging a negative return of 1.30% for the fourth quarter of 2009.

On the tax-free side, municipal bonds had solid performance for the period, in part, because investors were searching for investments that could potentially produce higher yields than what they could get in money markets products and other cash instruments such as certificates of deposits (CDs). In addition, Build America Bonds (BABs), which are taxable muni bonds with long maturities, continued to be an attractive option for bond issuers to access the market due to the substantial interest-rate subsidy provided by the federal government. BABs are new types of municipal bonds created by the U.S. federal government in 2009 as a way to help stimulate the U.S. economy. Consequently, fewer tax-exempt bonds came to market during the period. As might be expected, the increased demand coupled with reduced supply led to outperformance in the municipal sector. Having said that, municipal bonds issued by the state of California and its municipalities underperformed relative to other municipal bonds, but still performed well in the current climate.

Major economic indicators, such as Gross Domestic Product (GDP), unemployment, and housing prices continued to present challenges to the recovery, though we have seen some signs of improvement. GDP—the output of goods and services produced by labor and property located in the United States—increased at an annual rate of 2.2% in the third quarter of 2009 and 5.9% for the fourth quarter of 2009. Housing prices declined on an annualized basis and contracted by 8.7% in the third quarter of 2009 and by 2.5% in the fourth quarter of 2009, according to the S&P/Case-Shiller U.S. National Home Price Index. Unemployment held fairly steady throughout the six-month period with a low of 9.7% in January and February of 2010 and a high of 10.1% that was reported in October 2009.

 Yields of U.S. Treasury Securities: Effective Yields of Three-Month, Two-Year and Ten-Year Treasuries

Yields, or interest rates, represent the cost of borrowing money. Rapid economic growth, waning investor interest in bonds, an increase in the issuance of bonds, or the expectation of higher inflation can drive rates up, while the opposite conditions can push rates down.

Data source: Bloomberg L.P.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

4 Schwab YieldPlus Fund

Fund Management

Jeffrey Mortimer, CFA, senior vice president and chief investment officer of the investment adviser, is responsible for the overall management of the fund. Prior to joining the firm in October 1997, he worked for more than eight years in asset management.

Matthew Hastings, CFA, a managing director and portfolio manager of the investment adviser, has day-to-day co-responsibility for the management of the fund. He joined the firm in 1999 and has worked in fixed-income asset management since 1996.

Steven Hung, a managing director and portfolio manager of the investment adviser, has day-to-day co-responsibility for the management of the fund. He joined the firm in 1998 and has worked in fixed-income asset management since 1999.

Alfonso Portillo, Jr., a managing director and portfolio manager of the investment adviser, has day-to-day co-responsibility for the management of the fund. He joined the firm in 2007 and has worked in fixed-income and asset management since 1996.

Steven Chan, a portfolio manager of the investment adviser, has day-to-day co-responsibility for the management of the fund. He joined the firm in 1996 and has been performing portfolio analytics and operational support since 2004 prior to moving to his current role in 2007.

Schwab YieldPlus Fund 5

Schwab YieldPlus Fund®

The Schwab YieldPlus Fund returned 1.16% for the six-month period that ended February 28, 2010, and outperformed its comparative index, the Barclays Capital U.S. Short Treasury: 9-12 Months Index (the index), which returned 0.42%. The fund’s defensive stance to favor short-term, higher-quality securities as a way of seeking to maintain above-average liquidity and manage risk led to significant allocations to short-term U.S. Treasuries, short-maturity corporate bonds, and agency debentures.

The bond markets and the fund continued to benefit from the Federal Reserve’s (the Fed) support policies during the period. However, in January 2010, the Fed stated that it will be closing down several of its monetary support programs “in light of improved functioning of financial markets.” During the crisis and slow-paced recovery in the bond markets, the Fed remained the largest buyer of agency mortgage-backed securities (MBS) and agency debt, which helped the fixed income markets significantly and served to keep interest rates low for consumers and businesses. We don’t know what the impact will be on the bond markets as the Fed begins to withdraw its monetary support. One of the possibilities includes rising interest rates, which would have a negative effect on bond prices. It’s also unclear how the emerging high issuance of U.S. Treasuries will be affected by the Fed’s actions.

As of 2/28/10:

 Portfolio Composition % of Investments

These tables show three different views of the fund’s portfolio: by type of security, credit quality of the security and remaining maturity.

By Security Type[1]

U.S. Government and Government Agencies	64.8%
Corporate Bonds	30.9%
Foreign Securities	2.5%
Other Investment Companies	1.4%
Preferred Stock	0.4%

By Credit Quality [2]

AAA	64.8%
AA	12.0%
A	11.5%
BBB	9.5%
BB	0.5%
B	0.3%
Short-Term Ratings	1.4%

By Maturity[3]

0-6 months	57.1%
7-18 months	28.9%
19-30 months	14.0%
More than 30 months	0.0%

Weighted Average Maturity[3]	0.7 yrs
Weighted Average Effective Duration	0.8 yrs

Portfolio holdings may have changed since the report date.

[1]	The percentage differs from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of total net assets.
[2]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies. The fund has not been rated by an independent credit rating agency.
[3]	As shown in the Portfolio Holdings, see Glossary for definition of maturity.

6 Schwab YieldPlus Fund

 Schwab YieldPlus Fund®

Performance Summary as of 2/28/10

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

February 28, 2000 – February 28, 2010
Performance of a Hypothetical
$10,000 Investment1

 Average Annual Total Returns1,2,3

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years

Fund: Schwab YieldPlus Fund® (10/1/99)	1.16%	2.63%	-8.99%	-2.74%
Barclays Capital U.S. Short Treasury: 9-12 Months Index [4]	0.42%	1.13%	3.64%	3.60%
Fund Category: Morningstar Ultrashort Bond	2.20%	6.52%	2.30%	3.03%

Fund Expense Ratios5: Net 0.44%; Gross 3.48%

 Style Assessment6

 Yields1

30-Day SEC Yield[3]	0.15%

30-Day SEC Yield–No Waiver[7]	-1.47%

12-Month Distribution Yield[3]	2.36%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the total return/yield may have been lower.
[4]	While the fund may invest in debt instruments that are subject to credit risk (please see the discussion of credit risk in the principal risk section of the prospectus), the Barclays Capital U.S. Short Treasury: 9-12 Months Index includes only U.S. Treasury securities. U.S. Treasury securities are direct obligations of the U.S. government and are backed by the full faith and credit of the United States and are, therefore, considered free of credit risk.
[5]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. Fund Expense Ratios include acquired fund fees and expenses (AFFE) of 0.01% in connection with the fund’s investment in the State Street Institutional Liquid Reserves Fund. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[6]	Source: Morningstar, Inc. Interest rate sensitivity and credit quality are two main components of bond performance. The assessment reflects the fund’s portfolio as of 2/28/10 and is not a precise indication of risk or performance–past, present or future. Definitions of style assessments: Sensitivity (measured as duration): Short, up to 3.5 years; Medium, more than 3.5 years to less than six years; Long, six years or greater. Credit quality: High, AA or better; Medium, A or BBB; Low, BB or lower.
[7]	Yield if fund expenses had not been partially absorbed by CSIM and Schwab.

Schwab YieldPlus Fund 7

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning September 1, 2009 and held through February 28, 2010.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period [2]
	(Annualized)	at 9/1/09	at 2/28/10	9/1/09–2/28/10

Schwab YieldPlus Fund®
Actual Return	0.44%	$1,000	$1,011.60	$2.19
Hypothetical 5% Return	0.44%	$1,000	$1,022.61	$2.21

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

[2]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.

8 Schwab YieldPlus Fund

Schwab YieldPlus Fund®

Financial Statements

Financial Highlights

	9/1/09–		9/1/08–	9/1/07–	9/1/06–	9/1/05–	9/1/04–
	2/28/10*		8/31/09[1]	8/31/08	8/31/07	8/31/06	8/31/05

Per-Share Data ($)

Net asset value at beginning of period	4.81		6.19	9.41	9.66	9.68	9.70

Income (loss) from investment operations:
Net investment income (loss)	0.03		0.23	0.40	0.52	0.46	0.30
Net realized and unrealized gains (losses)	0.03		(1.38)	(3.20)	(0.24)	(0.02)	(0.01)

Total from investment operations	0.06		(1.15)	(2.80)	0.28	0.44	0.29
Less distributions:
Distributions from net investment income	(0.03)		(0.23)	(0.42)	(0.53)	(0.46)	(0.31)

Net asset value at end of period	4.84		4.81	6.19	9.41	9.66	9.68

Total return (%)	1.16	[2]	(18.72)	(30.67)	2.85	4.69	3.08

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.44	[3,4]	0.43	0.42	0.43	0.43	0.44
Gross operating expenses	4.81	[3,5]	3.34 [6]	0.44	0.43	0.43	0.44
Net investment income (loss)	1.07	[3]	4.50	5.47	5.42	4.80	3.18
Portfolio turnover rate	47	[2]	81	83	188	54	76
Net assets, end of period ($ x 1,000,000)	186		219	350	9,552	7,319	5,091

*	Unaudited.
[1]	Effective on August 10, 2009 all outstanding Investor Shares were converted into Select Shares. The figures in the Financial Highlights reflect only the remaining share class.
[2]	Not annualized.
[3]	Annualized.
[4]	The ratio of net operating expense would have been 0.43% if certain non-routine expenses (proxy expense) had not been incurred.
[5]	The ratio of gross operating expense would have been 0.71%, if certain non-routine expenses (litigation fees) had not been incurred.
[6]	The ratio of gross operating expenses would have been 0.54% if certain non-routine expenses (litigation fees) had not been incurred.

See financial notes 9

 Schwab YieldPlus Fund

Portfolio Holdings as of February 28, 2010 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($)	($)

64.1%	U.S. Government and Government Agencies	118,208,373	118,965,103
2.4%	Foreign Securities	4,500,703	4,508,068
30.6%	Corporate Bonds	56,561,204	56,688,810
0.4%	Preferred Stock	699,736	699,467
1.4%	Other Investment Company	2,618,692	2,618,692

98.9%	Total Investments	182,588,708	183,480,140
1.1%	Other Assets and Liabilities, Net		2,064,730

100.0%	Net Assets		185,544,870

Security	Face Amount	Value
Rate, Maturity Date*	($)	($)

U.S. Government and Government Agencies 64.1% of net assets

U.S. Government Agency Guaranteed 2.8%
Regions Bank, (FDIC Insured)
3.25%, 12/09/11 (d)	5,000,000	5,212,740

U.S. Government Agency Securities 24.3%
Fannie Mae
1.00%, 11/23/11	10,000,000	10,051,340
0.88%, 01/12/12	10,000,000	10,011,030
Federal Home Loan Bank
0.75%, 04/14/10 (a)(b)	10,000,000	10,001,900
0.80%, 05/06/11	15,000,000	15,051,270

		45,115,540

U.S. Treasury Obligations 37.0%
U.S. Treasury Notes
2.88%, 06/30/10	43,000,000	43,401,448
1.13%, 06/30/11	25,000,000	25,235,375

		68,636,823

Total U.S. Government and Government Agencies (Cost $118,208,373)		118,965,103

Foreign Securities 2.4% of net assets

Foreign Agency 0.5%

Republic of Korea 0.5%
Export-Import Bank of Korea
4.63%, 03/16/10	1,000,000	1,001,317

Foreign Local Government 1.9%

Canada 1.9%
Province of Ontario Canada
0.40%, 05/19/10 (a)	3,500,000	3,506,751

Total Foreign Securities (Cost $4,500,703)		4,508,068

Corporate Bonds 30.6% of net assets

Finance 17.5%

Banking 12.3%
American Express Centurion Bank
0.29%, 03/23/10 (a)	2,000,000	2,000,058
Australia & New Zealand Banking Group Ltd.
0.55%, 04/21/10 (a)	3,500,000	3,506,216
Deutsche Bank AG
0.55%, 04/19/10 (a)	2,000,000	2,001,116
National City Bank
4.50%, 03/15/10	393,000	393,424
National City Corp.
0.42%, 03/16/10 (a)	2,000,000	1,996,862
Santander S.A.
0.65%, 04/21/10 (a)(c)	2,000,000	2,003,654
Sovereign Bancorp, Inc.
4.80%, 09/01/10	2,000,000	2,030,884
Svenska Handelsbanken AB
1.25%, 03/15/10 (a)(c)	4,000,000	4,033,036
Swedbank AB
9.00%, 03/17/10 (a)(b)(c)	900,000	900,005
Westpac Banking Corp.
0.55%, 04/21/10 (a)(c)	4,000,000	3,998,860

		22,864,115

Finance Company 1.4%
HSBC Finance Corp.
0.33%, 03/12/10 (a)	2,058,000	2,057,872
International Lease Finance Corp.
5.63%, 09/15/10	500,000	494,441

		2,552,313

Insurance 2.7%
Lincoln National Corp.
0.33%, 03/12/10 (a)	1,000,000	999,788

10 See financial notes

 Schwab YieldPlus Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date*	($)	($)
Metropolitan Life Global Funding I
1.00%, 03/25/10 (a)(c)	3,000,000	3,007,335
UnitedHealth Group, Inc.
1.55%, 05/07/10 (a)	1,000,000	1,003,411

		5,010,534

Real Estate Investment Trust 1.1%
Westfield Capital Corp Ltd.
4.38%, 11/15/10 (b)(c)	2,000,000	2,053,746

		32,480,708

Industrial 7.4%

Capital Goods 0.8%
Waste Management, Inc.
7.38%, 08/01/10 (b)	1,400,000	1,437,496

Communications 3.6%
Deutsche Telekom International Finance
8.50%, 06/15/10	1,000,000	1,022,084
Telecom Italia Capital S.A.
4.88%, 10/01/10 (b)	1,000,000	1,019,945
Telefonica Europe BV
7.75%, 09/15/10 (b)	1,500,000	1,555,116
Verizon Global Funding Corp.
7.25%, 12/01/10 (b)	3,000,000	3,150,273

		6,747,418

Consumer Cyclical 0.8%
CVS Caremark Corp.
0.56%, 03/01/10 (a)(b)	1,500,000	1,500,660

Consumer Non-Cyclical 0.6%
Reynolds American, Inc.
0.95%, 03/15/10 (a)(b)	1,000,000	996,581

Technology 1.6%
Affiliated Computer Services, Inc.
4.70%, 06/01/10 (b)	1,000,000	1,007,500
International Business Machines Corp.
0.29%, 05/04/10 (a)	2,000,000	2,001,066

		3,008,566

		13,690,721

Utilities 5.7%

Electric 4.4%
Dominion Resources, Inc.
1.30%, 03/17/10 (a)	395,000	396,238
National Rural Utilities Cooperative Finance Corp.
1.03%, 04/01/10 (a)	2,845,000	2,851,179
Nisource Finance Corp.
7.88%, 11/15/10 (b)	1,400,000	1,461,792
Southern Co.
0.65%, 04/21/10 (a)	3,500,000	3,516,660

		8,225,869

Natural Gas 1.3%
Enterprise Products Operating L.P.
4.95%, 06/01/10 (b)	1,400,000	1,411,768
Williams Cos., Inc.
2.25%, 04/01/10 (a)(c)	880,000	879,744

		2,291,512

		10,517,381

Total Corporate Bonds (Cost $56,561,204)		56,688,810

	Number	Value
Security	of Shares	($)

Preferred Stock 0.4% of net assets

Public Service Electric & Gas Co. (b)	6,725	699,467

Total Preferred Stock (Cost $699,736)		699,467

Other Investment Company 1.4% of net assets

State Street Institutional Liquid Reserves Fund - Institutional Class	2,618,692	2,618,692

Total Other Investment Company (Cost $2,618,692)		2,618,692

End of Investments.

At 02/28/10, the tax basis cost of the fund’s investments was $182, 588, 708, and the unrealized appreciation and depreciation were $901,658 and ($10,226), respectively, with a net unrealized appreciation of $891,432.

*	See Glossary for definition of maturity.
(a)	Variable-rate security.
(b)	Callable security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $16,876,380 or 9.1% of net assets.
(d)	This debt is guaranteed under the FDIC Temporary Liquidity Guarantee Program, and the FDIC has stated that this debt is backed by the full faith and credit of the United States.

See financial notes 11

 Schwab YieldPlus Fund

Statement of
Assets and Liabilities
As of February 28, 2010; unaudited

Assets

Investments, at value (cost $182,588,708)		$183,480,140
Receivables:
Insurance reimbursement[1]		1,576,108
Interest		808,305
Fund shares sold		395,000
Prepaid expenses	+	9,571

Total assets		186,269,124

Liabilities

Payables:
Investment adviser and administrator fees		6,440
Shareholder services fees to affiliate		3,693
Fund shares redeemed		138,806
Distributions to shareholders		35,828
Accrued expenses	+	539,487

Total liabilities		724,254

Net Assets

Total assets		186,269,124
Total liabilities	−	724,254

Net assets		$185,544,870

Net Assets by Source
Capital received from investors		1,958,153,927
Net realized capital losses		(1,773,500,489)
Net unrealized capital gains		891,432

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$185,544,870		38,350,588		$4.84

[1]	Insurance reimbursement includes amounts estimated by the fund in connection with the litigation matter discussed in items 4 and 9 of the Financial Notes.

12 See financial notes

 Schwab YieldPlus Fund

Statement of
Operations
For September 1, 2009 through February 28, 2010; unaudited

Investment Income

Interest		$1,506,696
Dividends	+	975

Total investment income		1,507,671

Expenses

Investment adviser and administrator fees		301,058
Shareholder service fees		250,881
Transfer agent fees		34,595
Legal fees*		4,116,397
Shareholder reports		52,803
Portfolio accounting fees		22,396
Registration fees		17,786
Professional fees		17,294
Trustees’ fees		4,192
Custodian fees		2,404
Interest expense		8
Other expenses	+	8,060

Total expenses		4,827,874
Expense reduction by adviser and Schwab**	−	4,389,174
Custody credits	−	11

Net expenses	−	438,689

Net investment income		1,068,982

Realized and Unrealized Gains (Losses)

Net realized losses on investments		(7,256,948)
Net unrealized gains on investments	+	8,318,882

Net realized and unrealized gains		1,061,934

Net increase in net assets resulting from operations		$2,130,916

*	Includes legal fees and expenses incurred by the fund in connection with the litigation matter discussed in items 4 and 9 of the Financial Notes.
**	Includes legal fees and expenses already reimbursed to the adviser as discussed in items 4 and 9 of the Financial Notes.

See financial notes 13

 Schwab YieldPlus Fund

Statement of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

9/1/09-2/28/10			9/1/08-8/31/09
Net investment income		$1,068,982	$13,159,910
Net realized losses		(7,256,948)	(123,186,786)
Net unrealized gains	+	8,318,882	40,408,350

Increase (decrease) in net assets from operations		2,130,916	(69,618,526)

Distributions to shareholders[1]

Distribution from net investment income
Investor Shares		—	3,804,404
Select Shares	+	1,068,982	9,361,553

Total distributions from net investment income		$1,068,982	$13,165,957

Transactions in Fund Shares1

		9/1/09-2/28/10		9/1/08-8/31/09
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		—	$—	377,912	$1,998,785
Select Shares	+	1,029,035	5,013,162	16,621,097	80,200,399

Total shares sold		1,029,035	$5,013,162	16,999,009	$82,199,184

Shares Reinvested
Investor Shares		—	$—	605,875	$3,178,810
Select Shares	+	169,844	822,607	1,309,848	6,897,683

Total shares reinvested		169,844	$822,607	1,915,723	$10,076,493

Shares Redeemed
Investor Shares		—	$—	(22,483,319)	($113,277,904)
Select Shares	+	(8,311,618)	(40,194,255)	(29,034,151)	(161,106,266)

Total shares redeemed		(8,311,618)	($40,194,255)	(51,517,470)	($274,384,170)

Net transactions in fund shares		(7,112,739)	($34,358,486)	(32,602,738)	($182,108,493)

Shares Outstanding and Net Assets

		9/1/09-2/28/10		9/1/08-8/31/09
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		45,463,327	$218,841,422	78,066,065	$483,734,398
Total decrease	+	(7,112,739)	(33,296,552)	(32,602,738)	(264,892,976)

End of period		38,350,588	$185,544,870	45,463,327	$218,841,422

[1]	Effective August 10, 2009, all outstanding Investor Shares (14,159,927 shares valued at $67,442,318) were converted into Select Shares.

14 See financial notes

 Schwab YieldPlus Fund

Financial Notes (unaudited)

1. Business Structure of the Fund:

Schwab YieldPlus Fund is a series of Schwab Investments (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust including the fund discussed in this report, which is highlighted:

Schwab Investments (organized October 26, 1990)
Schwab YieldPlus Fund
Schwab Short-Term Bond Market Fund
Schwab Premier Income Fund
Schwab Total Bond Market Fund
Schwab GNMA Fund
Schwab Inflation Protected Fund
Schwab 1000 Index Fund Schwab Tax-Free YieldPlus Fund Schwab Tax-Free Bond Fund Schwab California Tax-Free YieldPlus Fund Schwab California Tax-Free Bond Fund Schwab Global Real Estate Fund

Schwab YieldPlus Fund offers one share class. Shares are bought and sold at closing net asset value (“NAV”), which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities laws.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the fund uses in the preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Security Valuation:

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Bonds and notes: valued at halfway between the most recent bid and asked quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by an independent bond-pricing service.

•	Securities for which no quoted value is available: The Board of Trustees has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when a security is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Board of Trustees regularly reviews fair value determinations made by the fund pursuant to the procedures.

•	Futures Contracts: valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values as determined by the underlying fund in accordance with the 1940 Act for a given day.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements).

The fund adopted the authoritative guidance under GAAP on determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly. Accordingly, if the fund

 15

 Schwab YieldPlus Fund

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The guidance establishes three levels of the fair value hierarchy as follows:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the fund values its holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of February 28, 2010:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

U.S. Government and Government Agencies(a)	$—	$118,965,103	$—	$118,965,103
Foreign Securities(a)	—	4,508,068	—	4,508,068
Corporate Bonds(a)	—	56,688,810	—	56,688,810
Preferred Stock	699,467	—	—	699,467
Other Investment Company	2,618,692	—	—	2,618,692

Total	$3,318,159	$180,161,981	$—	$183,480,140

*	The fund had no Other Financial Investments.
(a)	As categorized in Portfolio Holdings.

16

 Schwab YieldPlus Fund

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance as of	Accrued	Realized	Change in	Net	Net	Balance as of
	August 31,	Discounts	Gain	Unrealized	Purchases	Transfers	February 28,
Investments in Securities	2009	(Premiums)	(Loss)	Gain (Loss)	(Sales)	in/out	2010

Asset-Backed Obligations	$11,383,000	$15	($7,999,880)	$8,616,865	($12,000,000)	$—	$—
Corporate Bonds	1,500,000	121	16,665	(16,786)	(1,500,000)	—	—

Total	$12,883,000	$136	($7,983,215)	$8,600,079	($13,500,000)	$—	$—

(b) Portfolio Investments:

Derivatives: The fund may invest in futures contracts to reduce the effects of uninvested cash on performance or for other reasons. Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date.

Because futures contracts carry inherent risks, the fund must give the broker a deposit of cash and/or securities (the “initial margin”) whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount. Subsequent payments (“variation margin”) are made or received by a fund depending on daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Futures are traded publicly on exchanges, and their market value changes daily.

TBAs: The fund may enter into “TBA” (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBAs may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date.

Repurchase Agreements: The fund may enter into repurchase agreements. In a repurchase agreement, the fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created.

The fund’s repurchase agreements will be fully collateralized by cash, U.S. government securities, U.S. government agency securities or other securities. All collateral is held by the fund’s custodian (or, with tri-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

Delayed-delivery: The fund may buy securities on a delayed-delivery basis. In these transactions, the fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security’s value falls before settlement occurs, the fund could end up paying more for the security than its market value at the time of settlement. The fund has set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved. Gains and losses from paydowns on mortgage and asset backed securities are recorded as adjustments to interest income.

(d) Investment Income:

Interest income is recorded as it accrues. If the fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

 17

 Schwab YieldPlus Fund

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(e) Expenses:

Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The fund declares distributions from net investment income, if any, every day it is open for business. These distributions are paid out to shareholders once a month. The fund makes distributions from net realized capital gains, if any, once a year.

(g) Custody Credit:

Certain funds have an arrangement with their custodian bank, State Street Bank and Trust Company, under which the fund receives a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform to accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

(i) Federal Income Taxes:

The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains, if any, to its respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss to be remote.

3. Risk Factors:

The fund primarily invests in investment-grade bonds (high and certain medium quality, AAA to BBB — or the unrated equivalent as determined by the investment adviser). These instruments may involve certain risks, as discussed in the fund’s prospectus, including, but not limited to, those described below:

Market risk. Bond markets and the values of the securities owned by the fund rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

Interest rate risk. The fund is subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when the interest rates are low, the fund’s yield (and total return) also may be low. When interest rates rise, bond prices usually fall which could cause the fund’s share price to fall. Assuming a one year duration for the fund, a 2% increase in interest rates would result in approximately a 2% decrease in the fund’s share price. This risk is greater when the fund holds bonds with longer maturities.

Credit risk. The fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund’s share price to fall. Although the fund invests primarily in investment-grade securities, the fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest

18

 Schwab YieldPlus Fund

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

payments or otherwise honor its obligations. Securities rated below investment-grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment-grade securities. Below investment grade securities involve greater risk of price declines than investment-grade securities due to actual or perceived changes in an issuer’s creditworthiness. In addition, issuers of below investment-grade securities may be more susceptible than other issuers to economic downturns. Such securities are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the securities.

Foreign investment risk. The fund’s investments in securities of foreign issuers involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. The securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies. The fund may also experience more rapid or extreme changes in value as compared to a fund that invests solely in securities of U.S. companies because the securities’ markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries.

Prepayment and extension risk. The fund’s investments are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause a fund to hold securities paying lower-than-market rates of interest, which could hurt the fund’s yield or share price. In addition, rising interest rates tend to extend the duration of certain fixed income securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the fund may exhibit additional volatility. This is known as extension risk. When interest rates decline, borrowers may pay off their fixed income securities sooner than expected. This can reduce the returns of a fund because the fund will have to reinvest that money at the lower prevailing interest rates. This is known as prepayment risk.

Derivatives risk. The fund may use derivatives to enhance returns or hedge against market declines. Examples of derivatives are options, futures, options on futures and swaps. An option is the right to buy or sell an instrument at a specific price before a specific date. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day. A swap is an agreement whereby two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a predetermined amount. A credit default swap is an agreement in which the seller agrees to make a payment to the buyer in the event of a specified credit event in exchange for a fixed payment or series of fixed payments.

Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between it and the trust.

For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee payable monthly based on the fund’s average daily net assets described as follows:

Average Daily Net Assets

First $500 million	0.30%
Over $500 million	0.22%

The trust has appointed Boston Financial Data Services Inc. (“BFDS”) as transfer agent of the fund and adopted a Shareholder Servicing Plan (the “Plan”) on behalf of the fund. Pursuant to the Plan, the fund pays Schwab and other financial intermediaries to provide certain account maintenance, customer liaison and shareholder services to the fund’s shareholders holding shares of the fund through that financial intermediary. Under the Plan, Schwab is entitled to receive an annual fee of 0.25% payable monthly based on the average daily net assets.

Although the foregoing agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the fund to limit total annual fund operating expenses, excluding interest, taxes and certain non-routine expenses, to

 19

 Schwab YieldPlus Fund

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

0.43%, for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the fund’s Board of Trustees.

Legal fees and expenses related to the class action lawsuit noted in Financial note item 9 were non-routine expenses, however, the adviser agreed to include these legal fees and expenses within the expense cap for this reporting period, subject to reimbursement by the fund to the extent the fund is reimbursed, in whole or in part, by its insurance carrier for these legal fees and expenses. To the extent that the fund is not reimbursed for these legal fees and expenses by its insurance carrier, the adviser continued to include these legal fees and expenses within the expense cap. To the extent that these legal fees and expenses caused the fund’s total annual operating expenses to exceed the expense cap, the fund was reimbursed by the adviser.

For the period ended February 28, 2010 the Fund incurred $4,115,000 in legal expense related to this class action, all of which was waived by the advisor subject to recoupment in accordance with the provisions noted above. From the commencement of the class action lawsuit through February 28, 2010, the fund has incurred a total of $11,987,721 in legal expenses of which $7,990,532 has been reimbursed by its insurance carrier and $3,112,868 is subject to recoupment in accordance with the provisions noted above. In addition, the fund has recorded a receivable of $1,576,108 that it estimates it will receive based on the most recent insurance reimbursement rates.

The fund may engage in direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. During the period ended February 28, 2010, the fund had no security transactions with other Schwab Funds.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. The fund had no interfund borrowing or lending activity during the period.

5. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations.

6. Borrowing from Banks:

The fund may borrow money from banks and custodians. The fund has custodian overdraft facilities and an uncommitted line of credit of $50 million with Brown Brothers Harriman. The fund pays interest on the amounts it borrows at rates that are negotiated periodically.

There was no borrowing from the line of credit during the period. However, the fund utilized its overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations. The interest expense is determined based on a negotiated rate above the current Federal Funds rate.

20

 Schwab YieldPlus Fund

Financial Notes, unaudited (continued)

7. Purchases and Sales of Investment Securities:

For the period ended February 28, 2010, purchases and sales of securities (excluding short-term obligations) were as follows:

Purchases of Long-Term
U.S. Government	Purchases of other	Total Purchases of
Securities Transactions*	Long-Term Securities	Long-Term Securities

$59,926,450	$62,480,111	$122,406,561

Sales/Maturities of
Long-Term
U.S. Government	Sales/Maturities of	Total Sales/Maturities of
Securities Transactions*	other Long-Term Securities	Long-Term Securities

$27,197,666	$51,056,160	$78,253,826

*	Includes securities guaranteed by U.S. Government Agencies.

8. Federal Income Taxes:

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of August 31, 2009, the fund had capital loss carry forwards available to offset net capital gains before the expiration dates:

Expiration date

August 31, 2010	$286,529
August 31, 2011	47,204,149
August 31, 2012	7,223,024
August 31, 2013	7,728,082
August 31, 2014	—
August 31, 2015	8,206,981
August 31, 2016	112,644,944
August 31, 2017	1,476,568,764

Total	$1,659,862,473

For tax purposes, net realized capital losses occurring after October 31, may be deferred and treated as occurring on the first day of following fiscal year. As of August 31, 2009, the fund had deferred realized net capital losses of $106,381,069 and did not utilize any capital losses to offset capital gains.

As of August 31, 2009, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing), as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended August 31, 2009, the funds did not incur any interest or penalties. The funds are not subject to examination by U.S. federal tax authorities for tax years before 2007 and by state tax authorities for the tax years before 2006.

9. Other:

The fund, CSIM, The Charles Schwab Corporation and certain affiliated entities and individuals are defendants in nine class action lawsuits that are pending in the United States District Court for the Northern District of California. On July 3, 2008, the U.S. District Court for the Northern District of California consolidated all nine lawsuits into a single action and appointed a group of fund investors as lead plaintiffs. The lawsuit alleges violations of state law and federal securities law in connection with the fund’s investment policy, disclosures and fund marketing. Allegations include changes to the investment policy of the fund regarding limits on holdings of mortgage-backed securities without obtaining a shareholder vote; inadequate disclosure of the risks associated with fund investments in mortgage-backed securities; and inaccurate reporting of the fund’s duration. Claimants seek unspecified compensatory and rescission damages, unspecified equitable and injunctive relief, and costs and attorneys fees. On February 4, 2009, the court denied defendants’ motion to dismiss plaintiffs’ federal law and certain state law claims, and dismissed certain of plaintiffs’ state law claims without prejudice. On August 21, 2009, class certification was granted for two

 21

 Schwab YieldPlus Fund

Financial Notes, unaudited (continued)

9. Other (continued):

nationwide federal securities classes and one state law class limited to California residents. On October 26, 2009, plaintiffs filed a second consolidated amended complaint, and on February 11, 2010, plaintiffs and defendants filed motions for summary judgment. On March 30, 2010, the court granted Plaintiffs’ motion for summary judgment on the state law class claim. On April 8, 2010, the court denied all but one of the remaining summary judgment motions. One of defendants’ motions for summary judgment remains pending. The trial date is May 10, 2010.

Separately, the fund has been responding to regulatory investigations by federal and state regulators regarding these matters. On October 14, 2009, the trust received a Wells notice from the staff of the U.S. Securities and Exchange Commission stating that the staff intends to recommend the filing of a civil enforcement action against the trust, CSIM, Charles Schwab & Co., Inc. and the president of the fund (“Schwab Parties”) for possible violations of the securities laws with respect to the fund. On October 27, 2009, Charles Schwab & Co., Inc. (“Schwab”) received a Wells notice from FINRA regarding a preliminary determination to recommend disciplinary action against Schwab for possible violation of securities laws and FINRA rules with respect to the fund. The Schwab Parties have responded to the notices to explain why they believe enforcement charges are unwarranted.

At this time the fund is unable to estimate whether it will incur a liability or the range of any such liability in these matters; if a liability were incurred, in view of claims to date under the Company’s insurance policies, it is increasingly likely that such a liability would exceed the limits of applicable policies.

10. Subsequent Events

As discussed further in Financial Note Item 9, the fund, CSIM, The Charles Schwab Corporation and certain affiliated entities and individuals (the “Schwab Parties”) are defendants in a consolidated class action lawsuit, In re: Charles Schwab Corporation Securities Litigation, pending in the United States District Court for the Northern District of California. On April 20, 2010, the Schwab Parties signed a memorandum of understanding with plaintiffs to settle the plaintiffs’ federal securities law claims for $200 million. The preliminary settlement is subject to a definitive agreement and final approval of the court. Other related regulatory matters and a California state law claim in the class action remain open.

Regarding the California state law claim, on March 30, 2010, the court granted summary judgment finding defendants liable with respect to one claim arising under California law relating to changes to the investment policy of the fund regarding limits on positions in mortgage-backed securities which Plaintiffs alleged were made without shareholder approval in violation of Section 13(a) of the Investment Company Act of 1940. That judgment is subject to a potential appeal and further proceedings on damages.

In consideration of the preliminary settlement agreement and the court’s orders identified above, the fund has established a reserve for estimated potential liability arising out of the federal securities law and the California law claim in the litigation and an offsetting asset of the same amount, which reflects in part of the fund’s anticipated offsetting recovery under its applicable insurance policy. The fund’s net asset value and yield were not impacted by these actions. The fund will continue to evaluate the reserve pending final resolution of the litigation, including with respect to the preliminary settlement of plaintiffs’ federal claims, which is subject to court approval, and with respect to plaintiffs’ state law claim, which is not included in the preliminary settlement. The actual liability could be higher or lower than the amount reserved.

Separately, the Schwab Parties have been in discussions with the U.S. Securities and Exchange Commission (the “SEC”) regarding a potential settlement of civil charges proposed by SEC staff. Given the status of those discussions, the fund is unable to predict whether a settlement with the SEC, or with other regulators who are investigating these matters, is probable or to estimate the range of any potential liability.

Management has determined there are no other subsequent events or transactions that would have materially impacted the financial statements as presented.

22

Results of Proxy Voting:

At a special meeting of shareholders of the trust held on December 14, 2009, shareholders approved the following proposal: to elect nine trustees to serve on the Board of Trustees of the trust. The individuals listed in the table below were elected as trustees for each fund. All trustees served as trustees of the trust prior to the special meeting.

	For	Withheld	% For
	(shares)	(shares)

Charles R. Schwab	459,325,700.18	28,086,852.10	94.24%
Walter W. Bettinger, II	462,501,711.78	24,910,840.50	94.89%
Mariann Byerwalter	462,421,752.63	24,990,799.65	94.87%
John F. Cogan	463,280,067.34	24,132,484.94	94.05%
William A. Hasler	459,926,827.89	27,485,724.39	94.36%
Gerald B. Smith	462,799,212.90	24,613,339.38	94.95%
Donald R. Stephens	462,936,148.60	24,476,403.68	94.98%
Joseph H. Wender	462,081,721.45	25,330,830.83	94.80%
Michael W. Wilsey	461,613,391.08	25,799,161.20	94.71%

 23

Trustees and Officers

The tables below give information about the trustees and officers for Schwab Investments which includes the fund covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 85 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Investments since 2000.)	Chairman of JDN Corporate Advisory LLC.	77	Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009) Director, Excelsior Funds (2006 – 2007)

John F. Cogan 1947 Trustee (Trustee of Schwab Investments since 2008.)	Senior Fellow: The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 1994 – present).	77	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

William A. Hasler 1941 Trustee (Trustee of Schwab Investments since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley (July 1998 – present).	77	Director, Ditech Networks Corporation (1997 – present)
Director, TOUSA (1998 – present)
Director, Mission West Properties (1998 – present)
Director, Globalstar, Inc. (2009 – present)
Director, Harris-Stratex Networks (2001 – present)
Director, Aphton Corp. (1991 – 2007)
Director, Solectron Corporation (1998 – 2007)
Director, Genitope Corporation (2000 – 2009)
			Director, Excelsior Funds (2006 – 2007)

Gerald B. Smith 1950 Trustee (Trustee of Schwab Investments since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	77	Lead Independent Director, Board of Cooper Industries (2002 – present) Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – present) Director, Oneok, Inc (2009 – present)

Donald R. Stephens 1938 Trustee (Trustee of Schwab Investments since 1991.)	Managing Partner, D.R. Stephens & Company (investments) (1973 – present).	77	None

24

 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Joseph H. Wender 1944 Trustee (Trustee of Schwab Investments since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (Jan. 2008-present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present); Senior Director, Chairman of the Finance Committee, GSC Group (July 2005 – Dec. 2007); General Partner, Goldman Sachs & Co., Inc. (Oct. 1982 – June 2005).	77	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

Michael W. Wilsey 1943 Trustee (Trustee of Schwab Investments since 1991.)	Chairman and Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	77	None

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Investments since 1991.)	Founded Charles Schwab & Co., Inc. in 1971 and became Chairman in 1978. Since 1986, Chairman and Director, The Charles Schwab Corporation. Since 1989, Director, Charles Schwab Investment Management, Inc., and appointed as Chairman in 1991. Since 1996, Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I and Schwab International Holdings, Inc. Since 1999, Director and Chief Executive Officer, Schwab Holdings, Inc. Since 2003, Chairman, Charles Schwab Bank, N. A.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, and the Charles Schwab & Co., Inc.	77	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Investments since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc., principal underwriter to the Funds, and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation.	85	None

 25

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Randall W. Merk 1954 President and Chief Executive Officer (Officer of Schwab Investments since 2007.)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc. (August 2004 – present); Executive Vice President, Charles Schwab & Co., Inc. (2002 – present); Director, President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (August 2007 – present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC (Sept. 2002 – present); President and Chief Executive Officer, Schwab Strategic Trust (Oct. 2009 – present); Trustee (June 2006 – Dec. 2009), President and Chief Executive Officer (July 2007 – March 2008), Laudus Trust and Laudus Institutional Trust; President and Chief Executive Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust (June 2006 – June 2007).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Investments since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc. (November 2004 – present); Treasurer and Chief Financial Officer, Laudus Trust and Laudus Institutional Trust (2006 – present); Treasurer and Principal Financial Officer, Schwab Strategic Trust (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (Sept. 2002 – present); Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (June 2006 – June 2007).

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer (Officer of Schwab Investments since 2004.)	Senior Vice President and Chief Investment Officer, Charles Schwab Investment Management, Inc. (2004 – present); President and Chief Executive Officer (2008 – present) and Chief Investment Officer (2006 – present), Laudus Trust and Laudus Institutional Trust; Senior Vice President and Chief Investment Officer, Schwab Strategic Trust (Oct. 2009 – present).

Koji E. Felton 1961 Secretary and Chief Legal Officer (Officer of Schwab Investments since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc. (July 2000 – present); Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. (June 1998 – present); Secretary and Chief Legal Officer, Schwab Strategic Trust (Oct. 2009 – present); Chief Legal Officer and Secretary, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (June 2006 – June 2007); Chief Legal Officer, Laudus Trust and Laudus Institutional Trust (Aug. 2006 – Dec. 2006).

Catherine MacGregor 1964 Vice President (Officer of Schwab Investments since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present) of Laudus Trust and Laudus Institutional Trust. Since 2009, Vice President of Schwab Strategic Trust (Oct. 2009 – present).

Michael Haydel 1972 Vice President (Officer of Schwab Investments since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc. (2004 – present); Vice President (Sept. 2005 – present), Anti-Money Laundering Officer (Oct. 2005 – Feb. 2009), Laudus Trust, Laudus Institutional Trust; Vice President, Schwab Strategic Trust (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Stephens and Wilsey will retire on December 31, 2010.
[2]	Messrs. Schwab and Bettinger are Interested Trustees because they are employees of Schwab and/or the investment adviser. In addition to their employment with Schwab and/or the investment adviser, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

26

Glossary

agency discount notes Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.

Alternative Minimum Tax (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset-backed securities Bond or other debt securities that represent ownership in a pool of assets such as credit card debt.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

average rate The average rate of interest paid annually by the fixed-income securities in a fund or portfolio.

beta A historical measure of an investment’s volatility relative to a market index (usually the S&P 500). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

call An early repayment of a bond’s principal by the issuer, usually done because the issuer is able to refinance its bond debt at a lower rate.

call protection A term used in reference to a bond that cannot be called by the issuer before maturity, or at least for many years from the present date. A bond that offers call protection can more reliably be expected to provide a given yield over a given number of years than a bond that could be called (assuming both bonds are of the same credit quality).

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

certificate of participation A municipal bond that is repaid from an annual budget appropriation rather than being backed by the full faith and credit of the issuer.

coupon, coupon rate The annual rate of interest paid until maturity by the issuer of a debt security.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. See chart below.

credit risk The risk that a bond issuer may be unable to pay interest or principal to its bondholders.

discount rate The implied rate on a debt security that does not pay interest but is bought at a discount and redeemed at face value when it matures.

dividend Money from earnings that is distributed to shareholders as a given amount per share.

duration A measure of a bond’s sensitivity to interest rates. Calculations of duration generally take into account the investment’s yield, interest payments, maturity date and call features. Like maturity, duration is expressed in years, but is more accurate than maturity in determining the effect of interest rate movements on a bond investment’s price. The duration of a portfolio equals the market value weighted average of the duration of the bonds held in the portfolio.

earnings growth rate For a mutual fund, the average yearly rate at which the earnings of the companies in the fund’s portfolio have grown, measured over the past five years.

earnings per share (EPS) A company’s earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

Credit Ratings

Most major bond issuers arrange with a recognized independent rating organization, such as Standard & Poor’s (S&P) or Moody’s Investors Service, to rate the creditworthiness of their bonds. The spectrum of these ratings is divided into two major categories: investment grade and below investment grade (sometimes called “junk bonds”). Bonds rated below investment grade range from those that are considered to have some vulnerability to default to those that appear on the brink of default or are in default.

 27

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

general obligation bonds Municipal bonds that are secured by the issuer’s full faith and credit, which typically is backed by the power of the issuer to levy taxes.

interest Payments to bondholders (usually made twice a year) as compensation for loaning the bond principal to the issuer.

interest rate risk The risk that a bond’s value will fluctuate if market interest rates change or are expected to change. Bond prices tend to move in the opposite direction of interest rates: when interest rates rise, bond prices tend to fall.

liquidity-enhanced security A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.

market risk Those elements of risk that are common to all securities in an asset class, and therefore cannot be significantly reduced by diversification within the asset class. Also known as “systemic risk.”’

maturity The date a bond is scheduled to be “retired” and its principal amount returned to the bond holders. Maturity of Investments will generally be determined using portfolio securities’ final maturity dates. However, for certain securities, maturity will be determined using securities’ effective maturity date. Except as discussed below, the effective maturity date for a security subject to a put or demand feature is the demand date, unless the security is a variable-rate or floating-rate security. If it is a variable-rate security, its effective maturity date is the earlier of its demand date or next interest rate change date. For variable-rate securities not subject to a put or demand feature and floating-rate securities, the effective maturity date is the next interest rate change date. The effective maturity of mortgage-backed and certain other asset-backed securities are determined on an “expected life” basis by the investment adviser. Additional information relating to maturity is contained in the Schwab Bond Funds’ Statement of additional information.

mortgage-backed securities Bond or other debt securities that represent ownership in a pool of mortgage loans.

muni, municipal bonds, municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

prepayment risk The risk that a mortgage-backed security may be paid off early, typically because interest rates have fallen and the homeowners who hold the underlying mortgages have refinanced those mortgages at lower rates. In this type of situation, the investor who held the mortgage-backed security will usually have to settle for a lower rate when reinvesting the principal.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

revenue bonds Municipal bonds that are issued to finance public works projects and are secured by revenue generated by the project (such as water and sewer fees) rather than the full faith and credit of the issuer.

section 4(2)/144A securities Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

taxable-equivalent yield The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% ÷ [1 − 0.25%] = 6.0%).

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

weighted average credit quality The asset-weighted overall credit quality for a bond portfolio. Charles Schwab Investment Management, Inc. (CSIM) calculates this characteristic. The fund itself has not been rated by an independent credit rating agency. The calculation excludes unrated securities, derivatives and short-term securities. Weighted average credit quality is subject to change over time.

weighted average duration Expresses the measurable change in the value of a security in response to a change in interest rates. The formula calculates the effect that a 1% change in interest rates will have on the price of a bond.

weighted average maturity For mutual funds, the maturity of all the debt securities in its portfolio, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

yield to maturity The annualized rate of return a bondholder could expect if the bond were held to maturity. In addition to interest payments, yield to maturity also factors in any difference between a bond’s current price and its principal amount, or face value.

28

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fund®
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large* Company Index Fund
Schwab Fundamental US Small-Mid* Company Index Fund
Schwab Fundamental International* Large Company Index Fund
Schwab Fundamental International* Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets* Index Fund
Schwab Global Real Estate Fundtm
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab® Premier Income Fund
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL AND FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2010 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC
Printed on recycled paper.
MFR46636-01

Item 2: Code of Ethics.
Not applicable to this semi-annual report.
Item 3: Audit Committee Financial Expert.
Not applicable to this semi-annual report.
Item 4: Principal Accountant Fees and Services.
Not applicable to this semi-annual report.
Item 5: Audit Committee of Listed Registrants.
Not applicable.
Item 6: Schedule of Investments.
Except as noted below, the schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.
Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8: Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10: Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11: Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Randall W. Merk and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.
(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 12: Exhibits.
(a)	(1)	Code of ethics — not applicable to this semi-annual report.

	(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

	(3)	Not applicable.
(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Schwab Investments

By:	/s/ Randall W. Merk
Randall W. Merk
Chief Executive Officer

Date:	4/26/2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randall W. Merk
Randall W. Merk
Chief Executive Officer

Date:	4/26/2010

By:	/s/ George Pereira

George Pereira Principal Financial Officer

Date:	4/26/2010